SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.3%

Australia — 0.9%
Afterpay *	3,978	$361
AGL Energy	14,159	98
AMP Ltd	78,785	68
Ampol	5,705	113
APA Group	24,080	187
Aristocrat Leisure Ltd	11,026	317
ASX Ltd	3,989	225
Aurizon Holdings Ltd	33,573	97
AusNet Services	24,253	35
Australia & New Zealand Banking Group Ltd	54,354	1,207
BHP Group	56,266	2,073
BlueScope Steel Ltd	8,718	146
Brambles Ltd	26,670	214
CIMIC Group Ltd	1,570	24
Cochlear Ltd	1,346	231
Coles Group Ltd	24,977	315
Commonwealth Bank of Australia	33,812	2,326
Computershare Ltd	9,723	106
Crown Resorts Ltd	4,725	45
CSL	8,679	1,818
Dexus ‡	20,849	164
Evolution Mining	36,613	131
Fortescue Metals Group Ltd	31,064	542
Goodman Group ‡	32,679	477
GPT Group ‡	33,423	119
Insurance Australia Group	43,426	164
James Hardie Industries PLC	9,126	302
Lendlease	14,991	147
Macquarie Group Ltd	6,569	815
Magellan Financial Group	2,899	109
Medibank Pvt Ltd	49,771	118
Mirvac Group ‡	75,075	156
National Australia Bank Ltd	63,065	1,299
Newcrest Mining Ltd	15,179	311
Northern Star Resources	21,074	171
Oil Search Ltd	33,755	99
Orica	9,230	97
Origin Energy Ltd	30,429	98
Qantas Airways	13,819	53
QBE Insurance Group Ltd	30,004	228
Ramsay Health Care	3,723	194
REA Group	1,011	124
Rio Tinto Ltd	6,817	638
Santos Ltd	33,907	183
Scentre Group ‡	98,587	207
SEEK Ltd	5,823	139
Sonic Healthcare	9,308	258
South32	93,173	207
Stockland ‡	45,640	165
Suncorp Group Ltd	23,543	191

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sydney Airport	23,911	$114
Tabcorp Holdings	43,982	169
Telstra Corp Ltd	78,738	206
TPG Telecom	4,708	20
Transurban Group	50,002	547
Treasury Wine Estates Ltd	13,058	101
Vicinity Centres ‡	88,352	108
Washington H Soul Pattinson & Co Ltd	1,728	40
Wesfarmers Ltd	21,773	910
Westpac Banking	69,216	1,336
WiseTech Global	3,378	82
Woodside Petroleum Ltd	17,967	317
Woolworths Group Ltd	24,186	734
Xero *	2,473	270

		22,866

Austria — 0.0%
Erste Group Bank AG *	5,354	191
OMV	2,525	125
Raiffeisen Bank International AG	1,878	41
Verbund AG	1,159	95
voestalpine AG	2,690	117

		569

Belgium — 0.1%
Ageas	3,588	218
Anheuser-Busch InBev SA/NV	14,605	1,034
Argenx *	883	256
Elia Group	714	77
Etablissements Franz Colruyt	1,276	76
Groupe Bruxelles Lambert SA	2,156	236
KBC Group NV	4,789	373
Proximus SADP	3,526	75
Sofina	353	134
Solvay SA	1,425	182
UCB SA	2,426	225
Umicore SA	3,801	231

		3,117

China — 0.0%
China Lumena New Materials Corp *	30,699	–

Denmark — 0.3%
Ambu, Cl B	2,800	157
AP Moller - Maersk A/S, Cl A	60	141
AP Moller - Maersk A/S, Cl B	110	274
Carlsberg A/S, Cl B	1,909	335
Chr Hansen Holding A/S	2,080	192
Coloplast A/S, Cl B	2,216	367
Danske Bank A/S	13,200	252
Demant A/S *	2,501	126
DSV PANALPINA	3,967	886
Genmab A/S *	1,196	440
GN Store Nord	2,427	219

Adviser Managed Trust / Quarterly Report / April 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
H Lundbeck A/S	884	$27
Novo Nordisk A/S, Cl B	32,660	2,395
Novozymes A/S, Cl B	3,686	263
Orsted A/S	3,622	529
Pandora A/S	1,892	215
ROCKWOOL International, Cl B	164	74
Tryg A/S	6,021	138
Vestas Wind Systems	18,935	791

		7,821

Finland — 0.1%
Elisa	2,715	154
Fortum	8,371	220
Kesko, Cl B	5,563	170
Kone, Cl B	6,207	488
Neste Oyj	7,758	471
Nokia	102,859	488
Orion Oyj, Cl B	2,398	106
Sampo Oyj, Cl A	9,348	445
Stora Enso, Cl R	10,982	210
UPM-Kymmene	10,023	393
Wartsila Abp	10,203	132

		3,277

France — 1.3%
Accor SA	3,748	151
Aeroports de Paris	686	88
Air Liquide	9,044	1,525
Alstom SA	4,947	271
Amundi SA	1,384	123
Arkema SA	1,322	165
Atos SE	1,907	130
AXA SA	37,181	1,053
BioMerieux	940	112
BNP Paribas SA	21,557	1,385
Bollore SA	20,354	103
Bouygues SA	4,293	184
Bureau Veritas	5,606	168
Capgemini SE	2,933	538
Carrefour SA	11,530	224
Cie de Saint-Gobain	9,455	598
Cie Generale des Etablissements Michelin SCA	3,085	447
CNP Assurances	2,178	38
Covivio ‡	1,193	107
Credit Agricole SA	22,192	344
Danone SA	11,838	835
Dassault Aviation SA	32	35
Dassault Systemes SE	2,412	560
Edenred	4,401	250
Eiffage SA	1,626	178
Electricite de France SA	11,618	169
Engie SA	33,462	498

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EssilorLuxottica SA	5,461	$910
Eurazeo SE	596	50
Eurofins Scientific	2,349	233
Faurecia	344	19
Faurecia SA	2,068	112
Gecina SA ‡	791	116
Getlink SE	8,391	134
Hermes International	607	763
Iliad SA	188	34
Ipsen	865	84
Kering	1,452	1,165
Klepierre SA ‡	3,463	92
La Francaise des Jeux SAEM	1,990	102
Legrand	4,872	475
L’Oreal SA	4,775	1,964
LVMH Moet Hennessy Louis Vuitton	5,270	3,973
Natixis SA	19,666	96
Orange SA	36,334	453
Orpea	891	115
Pernod Ricard SA	4,014	825
Publicis Groupe	4,423	287
Remy Cointreau SA	518	104
Renault SA	3,676	148
Safran SA	6,155	920
Sanofi	21,483	2,257
Sartorius Stedim Biotech	545	251
Schneider Electric SE	10,204	1,634
SCOR SE *	2,839	92
SEB SA	572	104
Societe Generale SA	16,021	456
Sodexo SA	1,690	169
Stellantis	18,994	316
STMicroelectronics	11,629	436
Suez	5,980	143
Teleperformance	1,164	450
Thales SA	2,016	206
TOTAL SA	47,806	2,119
Ubisoft Entertainment SA *	1,705	128
Valeo	4,692	152
Veolia Environnement SA	10,330	329
Vinci SA	9,978	1,098
Vivendi SA	15,150	529
Wendel SA	340	45
Worldline *	4,508	443

		34,810

Germany — 1.1%
adidas AG	3,637	1,125
Allianz	7,852	2,045
Aroundtown SA	18,825	145
BASF	17,543	1,417
Bayer	18,764	1,216
Bayerische Motoren Werke	6,384	641

2	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bechtle	556	$113
Beiersdorf AG	1,987	225
Brenntag AG	3,031	273
Carl Zeiss Meditec	772	136
Commerzbank AG	17,267	114
Continental AG	1,976	268
Covestro	3,348	219
Daimler AG	16,402	1,462
Delivery Hero *	2,433	387
Deutsche Bank AG	35,746	500
Deutsche Boerse AG	3,482	601
Deutsche Lufthansa AG	6,910	89
Deutsche Post	18,956	1,117
Deutsche Telekom AG	63,876	1,230
Deutsche Wohnen SE	6,375	345
E.ON SE	40,894	494
Evonik Industries AG	3,621	127
Fresenius Medical Care AG & Co KGaA	3,982	317
Fresenius SE & Co KGaA	8,285	408
GEA Group AG	2,756	121
Hannover Rueck SE	1,150	213
HeidelbergCement AG	2,835	260
HelloFresh *	3,010	250
Henkel AG & Co KGaA	1,974	197
HOCHTIEF AG	314	29
Infineon Technologies	25,027	1,011
KION Group	1,324	132
Knorr-Bremse	1,478	181
LANXESS AG	1,419	105
LEG Immobilien	1,471	205
Merck KGaA	2,352	414
MTU Aero Engines AG	1,023	259
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	2,686	778
Nemetschek	1,320	99
Puma SE	1,875	198
QIAGEN *	4,505	220
Rational	104	87
RWE AG	11,763	447
SAP SE	19,810	2,784
Scout24	1,770	147
Siemens	14,510	2,425
Siemens Energy *	7,425	249
Siemens Healthineers AG	5,327	304
Symrise, Cl A	2,394	310
TeamViewer *	3,072	146
Telefonica Deutschland Holding AG	13,210	38
Uniper SE	3,512	128
United Internet AG	2,428	102
Volkswagen AG	557	177
Vonovia SE	10,356	681

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zalando *	2,855	$297

		28,008

Greece — 0.0%
FF Group *	1,785	–

Hong Kong — 0.4%
AIA Group Ltd	231,000	2,941
ASM Pacific Technology Ltd	7,100	108
Bank of East Asia	16,600	35
BOC Hong Kong Holdings Ltd	73,000	258
Budweiser Brewing APAC	39,100	124
China Huishan Dairy Holdings Co Ltd *	228,000	–
CK Asset Holdings Ltd	46,000	289
CK Hutchison Holdings Ltd	50,500	414
CK Infrastructure Holdings Ltd	15,500	95
CLP Holdings	30,500	301
ESR Cayman *	34,200	117
Galaxy Entertainment Group Ltd	43,000	379
Hanergy Thin Film Power Group Ltd *	444,000	–
Hang Lung Properties Ltd	46,000	125
Hang Seng Bank Ltd	15,200	298
Henderson Land Development Co Ltd	26,000	116
HK Electric Investments & HK Electric Investments Ltd	33,500	34
HKT Trust & HKT Ltd	86,000	125
Hong Kong & China Gas	203,900	327
Hong Kong Exchanges & Clearing Ltd	23,000	1,392
Link ‡	38,712	366
Melco Resorts & Entertainment ADR	4,900	95
MTR Corp Ltd	29,500	164
New World Development	29,500	156
PCCW Ltd	48,919	28
Power Assets Holdings	26,500	163
Sands China Ltd	46,400	220
Sino Land Co Ltd	55,170	82
SJM Holdings Ltd	25,000	32
Sun Hung Kai Properties Ltd	24,500	370
Swire Pacific Ltd, Cl A	6,500	52
Swire Properties Ltd	27,000	81
Techtronic Industries Co Ltd	26,000	474
WH Group Ltd	183,000	160
Wharf Real Estate Investment Co Ltd	31,000	178
Wynn Macau Ltd	19,600	38
Xinyi Glass Holdings	38,000	135

		10,272

Ireland — 0.7%
Accenture PLC, Cl A	34,247	9,931
Alkermes PLC *	9,300	205
CRH PLC	15,028	710
Eaton Corp PLC	21,628	3,091
Experian PLC	16,825	650
Jazz Pharmaceuticals PLC *	2,800	460

Adviser Managed Trust / Quarterly Report / April 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kerry Group PLC, Cl A	2,888	$375
Paddy Power Betfair PLC *	3,108	635
Pentair PLC	8,600	555
Perrigo PLC	8,000	333
Smurfit Kappa Group PLC	4,992	256

		17,201

Israel — 0.1%
Azrieli Group	626	44
Bank Hapoalim BM *	21,628	173
Bank Leumi Le-Israel *	27,853	196
Check Point Software Technologies *	2,200	257
Elbit Systems Ltd	611	84
ICL Group	10,204	66
Israel Discount Bank, Cl A *	26,807	121
Mizrahi Tefahot Bank Ltd *	1,798	51
Nice Ltd *	1,129	273
Teva Pharmaceutical Industries ADR *	20,900	224
Wix.com Ltd *	1,100	350

		1,839

Italy — 0.3%
Amplifon	2,536	107
Assicurazioni Generali SpA	20,673	415
Atlantia SpA	10,153	198
CNH Industrial NV	19,496	290
Davide Campari-Milano	9,720	115
DiaSorin	576	98
Enel SpA	154,036	1,533
Eni SpA	46,501	556
EXOR NV	2,071	170
Ferrari	2,304	494
FinecoBank Banca Fineco	11,458	198
Infrastrutture Wireless Italiane	6,845	80
Intesa Sanpaolo SpA	316,688	885
Mediobanca Banca di Credito Finanziario *	11,301	128
Moncler SpA	3,653	224
Nexi *	8,515	164
Poste Italiane	9,467	124
Prysmian SpA	4,613	145
Recordati Industria Chimica e Farmaceutica	1,874	104
Snam SpA	40,114	226
Stellantis	20,210	336
Telecom Italia	191,866	105
Telecom Italia SpA/Milano	76,471	45
Terna Rete Elettrica Nazionale	26,837	198
UniCredit SpA	42,173	435

		7,373

Japan — 2.9%
ABC-Mart Inc	500	27
Acom	6,500	28
Advantest	4,000	380

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aeon Co Ltd	12,300	$336
Aeon Mall Co Ltd	1,700	27
AGC Inc/Japan	3,300	150
Air Water Inc	2,300	38
Aisin	2,900	112
Ajinomoto Co Inc	8,900	178
Alfresa Holdings Corp	4,300	77
Amada	4,200	45
ANA Holdings Inc	3,200	73
Asahi Group Holdings	8,700	363
Asahi Intecc Co Ltd	3,400	92
Asahi Kasei	24,800	261
Astellas Pharma Inc	34,100	512
Azbil	2,500	101
Bandai Namco Holdings Inc	3,800	279
Bank of Kyoto Ltd/The	1,200	64
Bridgestone Corp	10,300	412
Brother Industries Ltd	5,100	108
Calbee	1,100	26
Canon Inc	18,700	445
Capcom	3,600	117
Casio Computer Co Ltd	4,500	80
Central Japan Railway Co	2,700	395
Chiba Bank Ltd/The	6,700	42
Chubu Electric Power Co Inc	12,300	149
Chugai Pharmaceutical Co Ltd	12,900	484
Chugoku Electric Power Co Inc/The	6,700	75
Coca-Cola Bottlers Japan Holdings Inc	1,900	30
Concordia Financial Group Ltd	23,700	89
Cosmos Pharmaceutical	300	43
CyberAgent	7,600	156
Dai Nippon Printing	5,500	109
Daifuku Co Ltd	2,000	198
Dai-ichi Life Holdings Inc	20,200	363
Daiichi Sankyo Co Ltd	32,600	831
Daikin Industries Ltd	4,800	963
Daito Trust Construction Co Ltd	1,100	117
Daiwa House Industry	10,900	323
Daiwa House Investment Corp, Cl A ‡	45	121
Daiwa Securities Group	25,000	133
Denso Corp	8,200	530
Dentsu Group	4,100	126
Disco Corp	600	194
East Japan Railway Co	5,500	376
Eisai Co Ltd	4,800	313
ENEOS Holdings	60,400	260
FANUC	3,700	852
Fast Retailing	1,100	903
Fuji Electric Co Ltd	2,900	132
FUJIFILM Holdings Corp	6,800	441
Fujitsu Ltd	3,600	573
Fukuoka Financial Group Inc	2,200	37

4	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GLP J-REIT ‡	83	$139
GMO Payment Gateway	900	115
Hakuhodo DY Holdings Inc	4,800	81
Hamamatsu Photonics KK	2,600	151
Hankyu Hanshin Holdings Inc	4,300	135
Harmonic Drive Systems	800	54
Hikari Tsushin Inc	400	80
Hino Motors Ltd	4,500	38
Hirose Electric	700	112
Hisamitsu Pharmaceutical Co Inc	1,100	64
Hitachi Construction Machinery Co Ltd	2,500	77
Hitachi Ltd	18,500	911
Hitachi Metals Ltd	5,000	97
Honda Motor Co Ltd	31,300	926
Hoshizaki	800	71
Hoya	7,200	819
Hulic Co Ltd	3,800	43
Ibiden	2,200	104
Idemitsu Kosan	4,400	105
Iida Group Holdings Co Ltd	1,900	46
Inpex	18,700	128
Isuzu Motors Ltd	9,900	100
Ito En	1,200	66
ITOCHU Corp	25,800	804
Itochu Techno-Solutions	2,200	76
Japan Airlines	1,800	38
Japan Airport Terminal Co Ltd	800	36
Japan Exchange Group Inc	10,100	237
Japan Metropolitan Fund Invest ‡	120	118
Japan Post Bank Co Ltd	9,400	86
Japan Post Holdings Co Ltd	31,100	261
Japan Post Insurance	5,200	100
Japan Real Estate Investment ‡	25	155
Japan Tobacco Inc	22,700	425
JFE Holdings Inc	8,900	117
JSR	3,400	105
Kajima Corp	8,100	112
Kakaku.com	3,100	84
Kansai Electric Power Co Inc/The	12,200	121
Kansai Paint Co Ltd	4,100	103
Kao	9,200	590
KDDI Corp	30,900	935
Keihan Holdings Co Ltd	2,200	80
Keikyu Corp	5,100	65
Keio Corp	1,800	117
Keisei Electric Railway Co Ltd	3,000	94
Keyence Corp	3,500	1,682
Kikkoman Corp	2,700	166
Kintetsu Group Holdings Co Ltd	3,300	118
Kirin Holdings Co Ltd	15,800	296
Kobayashi Pharmaceutical Co Ltd	1,100	98
Kobe Bussan	2,800	75

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Koei Tecmo Holdings	1,170	$52
Koito Manufacturing Co Ltd	2,000	125
Komatsu Ltd	16,600	487
Konami Holdings Corp	1,700	101
Kose Corp	600	90
Kubota	19,600	461
Kuraray Co Ltd	7,400	80
Kurita Water Industries Ltd	2,100	97
Kyocera Corp	6,200	377
Kyowa Hakko Kirin Co Ltd	5,100	155
Kyushu Electric Power Co Inc	8,700	79
Kyushu Railway Co	3,400	76
Lasertec	1,400	248
Lawson Inc	600	27
Lion Corp	5,100	96
Lixil	5,000	135
M3 Inc	8,500	589
Makita Corp	4,300	193
Marubeni Corp	31,200	259
Marui Group	4,400	82
Mazda Motor	13,100	101
McDonald’s Holdings Co Japan Ltd	1,500	69
Medipal Holdings Corp	4,200	77
MEIJI Holdings Co Ltd	2,100	130
Mercari *	2,000	99
MINEBEA MITSUMI Inc	6,900	173
MISUMI Group	5,300	149
Mitsubishi Chemical Holdings Corp	22,500	167
Mitsubishi Corp	25,600	707
Mitsubishi Electric Corp	34,700	534
Mitsubishi Estate Co Ltd	22,700	373
Mitsubishi Gas Chemical	3,300	76
Mitsubishi HC Capital	13,800	79
Mitsubishi Heavy Industries Ltd	5,800	172
Mitsubishi UFJ Financial Group Inc	234,300	1,239
Mitsui & Co Ltd	30,700	647
Mitsui Chemicals Inc	3,300	104
Mitsui Fudosan Co Ltd	17,200	373
Miura	2,000	105
Mizuho Financial Group Inc	46,190	649
MonotaRO Co Ltd	4,800	123
MS&AD Insurance Group Holdings Inc	8,800	249
Murata Manufacturing Co Ltd	11,000	876
Nabtesco Corp	1,800	81
Nagoya Railroad Co Ltd	4,200	96
NEC Corp	4,900	285
Nexon Co Ltd	9,700	322
NGK Insulators Ltd	5,900	108
NGK Spark Plug Co Ltd	2,000	33
NH Foods Ltd	1,900	85
Nidec	8,600	996
Nihon M&A Center	5,800	152

Adviser Managed Trust / Quarterly Report / April 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nintendo Co Ltd	2,100	$1,204
Nippon Building Fund ‡	29	191
Nippon Express Co Ltd	1,600	122
Nippon Paint Holdings Co Ltd	13,000	186
Nippon Prologis Inc ‡	36	116
Nippon Sanso Holdings	1,900	36
Nippon Shinyaku	1,100	74
Nippon Steel Corp	15,200	265
Nippon Telegraph & Telephone Corp	24,700	623
Nippon Yusen	3,100	122
Nissan Chemical	2,400	123
Nissan Motor Co Ltd	44,100	221
Nisshin Seifun Group Inc	4,600	74
Nissin Foods Holdings Co Ltd	1,400	99
Nitori Holdings Co Ltd	1,600	287
Nitto Denko Corp	3,100	257
Nomura Holdings Inc	58,700	315
Nomura Real Estate Holdings Inc	1,800	44
Nomura Real Estate Master Fund ‡	77	122
Nomura Research Institute Ltd	6,300	194
NSK Ltd	4,500	41
NTT Data	12,100	188
Obayashi Corp	11,700	107
Obic Co Ltd	1,400	271
Odakyu Electric Railway Co Ltd	5,500	149
Oji Holdings Corp	15,400	97
Olympus Corp	21,200	436
Omron Corp	3,500	265
Ono Pharmaceutical Co Ltd	7,300	184
Oracle Corp Japan	900	84
Oriental Land Co Ltd/Japan	3,800	538
ORIX	24,800	399
Orix JREIT ‡	60	106
Osaka Gas Co Ltd	7,000	135
Otsuka Corp	2,400	121
Otsuka Holdings	7,800	300
Pan Pacific International Holdings Corp	7,800	168
Panasonic Corp	41,900	494
PeptiDream *	1,800	77
Persol Holdings Co Ltd	2,300	42
Pigeon	2,600	88
Pola Orbis Holdings Inc	1,500	39
Rakuten Group	16,200	206
Recruit Holdings Co Ltd	26,000	1,175
Renesas Electronics Corp *	13,700	160
Resona Holdings Inc	39,400	162
Ricoh Co Ltd	12,200	130
Rinnai Corp	700	70
Rohm Co Ltd	1,700	168
Ryohin Keikaku	3,900	82
Santen Pharmaceutical Co Ltd	8,100	104
SBI Holdings Inc/Japan	4,500	127

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SCSK	700	$41
Secom	4,000	332
Sega Sammy Holdings	2,600	37
Seibu Holdings Inc	3,300	36
Seiko Epson Corp	6,500	111
Sekisui Chemical Co Ltd	6,200	108
Sekisui House	12,100	245
Seven & i Holdings Co Ltd	14,300	615
SG Holdings Co Ltd	6,200	141
Sharp Corp/Japan	4,100	69
Shimadzu Corp	4,200	147
Shimamura Co Ltd	400	40
Shimano Inc	1,400	321
Shimizu Corp	12,600	103
Shin-Etsu Chemical	6,800	1,148
Shinsei Bank Ltd	2,400	35
Shionogi & Co Ltd	5,300	279
Shiseido Co Ltd	7,600	551
Shizuoka Bank Ltd/The	5,400	41
SMC Corp/Japan	1,100	639
SoftBank	55,000	709
SoftBank Group Corp	29,900	2,704
Sohgo Security Services Co Ltd	1,600	70
Sompo Holdings Inc	6,700	249
Sony Group	24,100	2,403
Square Enix Holdings	1,500	83
Stanley Electric Co Ltd	3,000	86
Subaru Corp	12,200	226
SUMCO Corp	4,700	122
Sumitomo Chemical Co Ltd	28,600	146
Sumitomo Corp	21,800	297
Sumitomo Dainippon Pharma	2,300	40
Sumitomo Electric Industries	14,300	213
Sumitomo Metal Mining Co Ltd	4,500	191
Sumitomo Mitsui Financial Group Inc	25,100	873
Sumitomo Mitsui Trust Holdings Inc	6,400	218
Sumitomo Realty & Development	5,800	193
Sundrug Co Ltd	900	31
Suntory Beverage & Food Ltd	2,500	84
Suzuken	900	32
Suzuki Motor Corp	7,100	269
Sysmex Corp	3,100	310
T&D Holdings	9,300	114
Taiheiyo Cement Corp	2,800	70
Taisei	3,500	129
Taisho Pharmaceutical Holdings	400	24
Takeda Pharmaceutical Co Ltd	30,200	1,004
TDK Corp	2,400	326
Teijin Ltd	2,300	38
Terumo Corp	11,800	446
THK Co Ltd	2,500	85
TIS	5,100	127

6	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tobu Railway Co Ltd	3,400	$87
Toho Co Ltd/Tokyo	2,600	104
Toho Gas Co Ltd	1,700	94
Tohoku Electric Power Co Inc	9,800	86
Tokio Marine Holdings Inc	12,100	579
Tokyo Century Corp	500	31
Tokyo Electric Power Holdings *	25,800	76
Tokyo Electron Ltd	2,800	1,238
Tokyo Gas	7,100	144
Tokyu Corp	8,400	108
Tokyu Fudosan Holdings	7,800	43
Toppan Printing Co Ltd	6,000	102
Toray Industries Inc	26,500	165
Toshiba	7,600	314
Tosoh Corp	4,600	82
TOTO Ltd	2,700	140
Toyo Suisan Kaisha Ltd	2,000	82
Toyoda Gosei Co Ltd	1,100	27
Toyota Industries Corp	2,900	232
Toyota Motor Corp	40,500	3,011
Toyota Tsusho Corp	4,100	173
Trend Micro Inc/Japan	2,300	109
Tsuruha Holdings Inc	800	92
Unicharm Corp	7,700	299
United Urban Investment Corp ‡	68	102
USS Co Ltd	5,000	91
Welcia Holdings	2,200	69
West Japan Railway Co	3,000	166
Yakult Honsha Co Ltd	2,700	131
Yamada Holdings	16,700	83
Yamaha	2,400	131
Yamaha Motor Co Ltd	4,600	115
Yamato Holdings Co Ltd	5,700	161
Yamazaki Baking Co Ltd	1,900	30
Yaskawa Electric Corp	4,600	212
Yokogawa Electric Corp	5,200	94
Z Holdings	50,900	235
ZOZO Inc	1,400	47

		76,107

Luxembourg — 0.0%
SES, Cl A	7,858	60
Tenaris SA	9,677	104

		164

Netherlands — 0.8%
ABN AMRO Group NV	7,563	98
Adyen NV *	348	855
Aegon NV	33,892	158
Airbus SE	11,232	1,351
Akzo Nobel NV	3,830	461
ArcelorMittal	13,373	390
ASM International	905	276

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ASML Holding NV	8,083	$5,266
Galapagos *	964	75
Heineken	4,741	550
Heineken Holding NV	2,203	219
ING Groep NV	74,677	956
JDE Peet’s *	1,527	59
Just Eat Takeaway.com *	2,343	243
Koninklijke Ahold Delhaize	21,095	569
Koninklijke DSM NV	3,156	567
Koninklijke KPN NV	69,975	241
Koninklijke Philips NV	17,459	985
Koninklijke Vopak NV	1,613	74
NN Group NV	5,821	291
Prosus	9,341	1,015
Randstad NV	2,271	164
Royal Dutch Shell, Cl A	77,709	1,469
Royal Dutch Shell, Cl B	70,788	1,273
Unibail-Rodamco-Westfield ‡	2,583	213
Unilever	29,727	1,739
Wolters Kluwer NV	4,966	450

		20,007

New Zealand — 0.0%
a2 Milk Co Ltd *	16,639	91
Auckland International Airport Ltd	21,699	118
Fisher & Paykel Healthcare Corp Ltd	11,481	296
Mercury NZ	10,297	51
Meridian Energy Ltd	22,443	86
Ryman Healthcare Ltd	9,192	94
Spark New Zealand Ltd	33,914	107

		843

Norway — 0.1%
Adevinta, Cl B *	5,490	101
DNB ASA	17,731	382
Equinor	18,251	372
Gjensidige Forsikring ASA	4,579	105
Mowi ASA	8,257	204
Norsk Hydro ASA	23,022	147
Orkla ASA	13,111	134
Schibsted, Cl A	1,540	78
Schibsted ASA, Cl B	2,251	99
Telenor ASA	14,262	255
Yara International ASA	3,311	173

		2,050

Panama — 0.0%
Copa Holdings SA, Cl A *	1,800	156

Portugal — 0.0%
EDP - Energias de Portugal SA	51,969	289
Galp Energia SGPS	9,071	105
Jeronimo Martins SGPS SA	5,764	105

		499

Adviser Managed Trust / Quarterly Report / April 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Singapore — 0.1%
Ascendas Real Estate Investment Trust ‡	55,967	$131
CapitaLand Integrated Commercial Trust ‡	82,528	133
CapitaLand Ltd	58,399	163
City Developments Ltd	5,800	34
DBS Group Holdings Ltd	34,287	771
Genting Singapore Ltd	140,000	91
Hongkong Land Holdings Ltd	21,100	105
Jardine Matheson Holdings Ltd	4,300	289
Keppel Corp Ltd	26,100	106
Mapletree Commercial Trust ‡	49,800	82
Mapletree Logistics Trust ‡	62,159	93
Oversea-Chinese Banking Corp Ltd	62,654	575
Singapore Airlines Ltd	24,000	91
Singapore Exchange Ltd	14,500	114
Singapore Technologies Engineering	35,800	104
Singapore Telecommunications Ltd	146,400	275
Suntec Real Estate Investment Trust ‡	30,100	35
United Overseas Bank Ltd	22,100	442
UOL Group Ltd	5,900	34
Venture Corp Ltd	6,300	95
Wilmar International Ltd	33,400	131

		3,894

South Korea — 0.0%
Medytox	5	1

Spain — 0.3%
ACS Actividades de Construccion y Servicios	5,049	165
Aena SME SA *	1,295	226
Amadeus IT Group SA, Cl A	8,257	564
Banco Bilbao Vizcaya Argentaria SA	127,926	719
Banco Santander SA	332,326	1,286
CaixaBank SA	67,374	216
Cellnex Telecom	8,743	495
Enagas SA	5,641	123
Endesa SA	5,987	157
Ferrovial SA	9,337	266
Grifols	6,160	167
Iberdrola	116,406	1,574
Industria de Diseno Textil SA	20,884	745
Naturgy Energy Group	5,129	132
Red Electrica Corp SA	8,085	149
Repsol SA	28,246	338
Siemens Gamesa Renewable Energy SA	4,572	166
Telefonica SA	96,912	449

		7,937

Sweden — 0.4%
Alfa Laval	6,026	204
Assa Abloy AB, Cl B	18,282	522
Atlas Copco AB, Cl A	12,850	780
Atlas Copco AB, Cl B	7,712	401

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boliden *	5,112	$199
Electrolux AB	4,077	114
Epiroc, Cl A	11,714	254
Epiroc AB, Cl B	6,752	133
EQT AB	4,571	155
Essity AB, Cl B	11,967	391
Evolution Gaming Group	3,099	613
Fastighets Balder, Cl B *	2,063	119
H & M Hennes & Mauritz, Cl B	15,882	392
Hexagon, Cl B	5,134	490
Husqvarna, Cl B	7,481	104
ICA Gruppen AB	2,291	106
Industrivarden, Cl A	2,176	84
Industrivarden AB, Cl C	2,862	104
Investment Latour, Cl B	3,417	105
Investor AB, Cl B	8,694	739
Kinnevik	4,289	237
L E Lundbergforetagen AB, Cl B	1,749	100
Lundin Energy	3,370	108
Nibe Industrier, Cl B	6,464	237
Nordea Bank Abp *	61,447	639
Sandvik AB	20,666	511
Securitas AB, Cl B	7,154	122
Skandinaviska Enskilda Banken AB, Cl A	30,284	389
Skanska AB, Cl B	7,018	191
SKF AB, Cl B	7,896	204
Svenska Cellulosa, Cl B	12,583	221
Svenska Handelsbanken AB, Cl A	28,873	335
Swedbank AB, Cl A	16,815	296
Swedish Match AB *	3,112	256
Tele2 AB, Cl B	8,605	111
Telefonaktiebolaget LM Ericsson, Cl B	55,880	766
Telia Co AB	51,320	213
Volvo AB, Cl B	27,224	666

		11,611

Switzerland — 1.1%
ABB Ltd	35,326	1,148
Adecco Group AG	2,921	198
Alcon Inc	9,414	707
Baloise Holding AG	888	150
Banque Cantonale Vaudoise	697	71
Barry Callebaut	52	115
Chocoladefabriken Lindt & Spruengli AG	23	393
Cie Financiere Richemont SA, Cl A	10,003	1,027
Clariant AG	4,559	96
Coca-Cola HBC AG	3,638	126
Credit Suisse Group AG	44,943	470
EMS-Chemie Holding AG	156	146
Geberit	674	444
Givaudan	177	742
Julius Baer Group Ltd	4,395	277
Kuehne + Nagel International AG	1,066	319

8	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LafargeHolcim Ltd	9,591	$592
Logitech International	3,061	344
Lonza Group AG	1,427	909
Nestle SA	54,732	6,534
Novartis AG	42,152	3,603
Partners Group Holding AG	339	483
Roche Holding	612	213
Roche Holding AG	13,342	4,353
Schindler Holding	1,162	328
SGS SA	113	335
Sika AG	2,717	811
Sonova Holding AG	1,008	299
Straumann Holding AG	183	262
Swatch Group	550	169
Swatch Group AG/The	796	48
Swiss Life Holding AG	544	265
Swiss Prime Site AG	1,323	129
Swiss Re AG	5,420	504
Swisscom AG	496	269
Temenos AG	1,284	189
UBS Group	70,259	1,073
Vifor Pharma AG	786	113
Zurich Insurance Group AG	2,874	1,181

		29,435

United Kingdom — 1.5%
3i Group PLC	18,019	320
Admiral Group PLC	3,639	158
Anglo American PLC	23,565	1,002
Antofagasta PLC	6,957	180
Ashtead Group PLC	8,859	571
Associated British Foods PLC	7,329	234
AstraZeneca PLC	24,895	2,659
Auto Trader Group PLC	18,383	145
AVEVA Group PLC	2,058	99
Aviva PLC	77,638	430
BAE Systems PLC	63,531	445
Barclays PLC	331,489	805
Barratt Developments PLC	19,037	204
Berkeley Group Holdings PLC	2,409	154
BHP Group PLC	40,477	1,224
BP PLC	384,052	1,611
British American Tobacco PLC	43,460	1,614
British Land PLC‡	15,954	115
BT Group PLC, Cl A	166,339	380
Bunzl PLC	5,943	192
Burberry Group PLC	8,306	237
Compass Group PLC	34,053	741
Croda International PLC	2,686	252
DCC PLC	1,714	149
Diageo PLC	44,327	1,995
Direct Line Insurance Group PLC	24,675	97
Entain PLC	11,947	280

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Evraz PLC	10,725	$95
Ferguson PLC	4,114	520
Fresnillo PLC	3,752	43
GlaxoSmithKline PLC	95,067	1,763
Glencore PLC	191,516	783
Halma PLC	7,058	253
Hargreaves Lansdown PLC	5,775	138
Hikma Pharmaceuticals PLC	2,892	98
HSBC Holdings PLC	386,350	2,422
Imperial Brands PLC	18,137	379
Informa PLC	30,785	240
InterContinental Hotels Group PLC	3,215	229
Intertek Group PLC	3,000	255
J Sainsbury PLC	29,618	97
JD Sports Fashion PLC	10,024	127
Johnson Matthey PLC	3,343	150
Kingfisher PLC	43,292	214
Kingspan Group PLC	2,731	244
Land Securities Group PLC ‡	12,813	128
Legal & General Group PLC	112,433	424
Lloyds Banking Group PLC	1,351,901	850
London Stock Exchange Group PLC	6,058	621
M&G PLC	44,894	135
Melrose Industries PLC	99,658	225
Mondi PLC	8,610	234
National Grid PLC	67,503	851
Natwest Group PLC	91,470	249
Next PLC	2,551	276
NMC Health PLC *	3,417	–
Ocado Group PLC *	8,755	254
Pearson PLC	12,995	149
Persimmon PLC	5,636	244
Phoenix Group Holdings PLC	11,193	110
Prudential PLC	49,994	1,062
Reckitt Benckiser Group PLC	13,630	1,217
RELX PLC	37,018	963
Rentokil Initial PLC	35,576	247
Rio Tinto PLC	21,264	1,789
Rolls-Royce Holdings PLC	159,417	231
RSA Insurance Group PLC	19,474	184
Sage Group PLC/The	22,718	201
Schroders PLC	2,245	112
Segro PLC ‡	22,065	307
Severn Trent PLC	4,169	143
Smith & Nephew PLC	17,143	373
Smiths Group PLC	7,582	171
Spirax-Sarco Engineering PLC	1,303	213
SSE PLC	20,482	416
St. James’s Place PLC	10,248	193
Standard Chartered PLC	50,154	361
Standard Life Aberdeen PLC	45,954	177
Taylor Wimpey PLC	69,788	174

Adviser Managed Trust / Quarterly Report / April 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tesco PLC	147,414	$451
Unilever PLC	20,161	1,181
United Utilities Group PLC	12,707	170
Vodafone Group PLC	515,418	976
Whitbread PLC	4,136	186
Wm Morrison Supermarkets PLC	43,293	104
WPP PLC	21,843	295

		40,990

United States — 79.8%

Communication Services — 8.6%
Activision Blizzard Inc	41,300	3,766
Alphabet Inc, Cl A *	16,188	38,098
Alphabet Inc, Cl C *	15,659	37,740
Altice USA, Cl A *	11,800	428
AT&T Inc	383,666	12,051
Cable One Inc	237	424
Charter Communications Inc, Cl A *	7,490	5,044
Comcast Corp, Cl A	243,900	13,695
Discovery Inc, Cl C *	16,200	523
Discovery Inc, Cl A *	8,200	309
DISH Network Corp, Cl A *	13,000	582
Electronic Arts Inc	15,400	2,188
Facebook Inc, Cl A *	129,306	42,035
Fox Corp	25,805	957
IAC *	4,049	1,026
Interpublic Group of Cos Inc/The	20,245	643
John Wiley & Sons Inc, Cl A	2,100	120
Liberty Broadband Corp, Cl A *	1,500	236
Liberty Broadband Corp, Cl C *	8,564	1,394
Liberty Media Corp-Liberty Formula One, Cl C *	10,300	483
Liberty Media Corp-Liberty Formula One, Cl A *	1,200	50
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,900	221
Liberty Media -Liberty SiriusXM, Cl C *	9,100	412
Lions Gate Entertainment, Cl A *	2,900	42
Lions Gate Entertainment Corp, Cl B *	5,500	69
Live Nation Entertainment Inc *	7,452	610
Lumen Technologies	57,500	738
Madison Square Garden Entertainment *	939	85
Madison Square Garden Sports *	1,139	211
Match Group *	12,197	1,898
Netflix Inc *	22,900	11,758
New York Times, Cl A	8,600	391
News Corp	7,100	173
News Corp, Cl A	20,500	537
Nexstar Media Group Inc, Cl A	2,230	329
Omnicom Group Inc	11,600	954
Pinterest, Cl A *	21,500	1,427
Playtika Holding *	3,700	103
Roku Inc, Cl A *	5,830	1,999
Sirius XM Holdings	58,801	359

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spotify Technology *	7,151	$1,803
Take-Two Interactive Software Inc *	6,100	1,070
Telephone & Data Systems Inc	5,900	136
T-Mobile US Inc *	29,735	3,929
TripAdvisor Inc *	5,900	278
Twitter Inc *	41,800	2,308
United States Cellular Corp *	700	24
Verizon Communications Inc	222,980	12,886
ViacomCBS, Cl B	29,000	1,190
ViacomCBS	500	23
Walt Disney Co/The	97,300	18,100
World Wrestling Entertainment Inc, Cl A	2,700	149
Zillow Group Inc, Cl A *	3,100	413
Zillow Group Inc, Cl C *	8,000	1,041
Zynga, Cl A *	46,127	499

		227,957

Consumer Discretionary — 9.9%
2U Inc *	4,000	157
Advance Auto Parts Inc	3,400	681
Amazon.com Inc *	22,791	79,026
Aramark	12,100	470
AutoNation Inc *	3,000	307
AutoZone Inc *	1,170	1,713
Best Buy Co Inc	12,300	1,430
Booking Holdings Inc *	2,198	5,420
BorgWarner Inc	12,200	593
Bright Horizons Family Solutions Inc *	3,124	452
Brunswick Corp/DE	4,100	439
Burlington Stores Inc *	3,473	1,133
Capri Holdings Ltd *	7,400	408
CarMax Inc *	8,600	1,146
Carnival Corp *	32,289	903
Carter’s Inc	2,500	272
Carvana Co, Cl A *	3,000	856
Chegg *	6,400	578
Chipotle Mexican Grill, Cl A *	1,503	2,243
Choice Hotels International Inc	2,000	228
Columbia Sportswear Co	1,700	185
Darden Restaurants Inc	6,900	1,012
Delphi Automotive PLC *	14,400	2,072
Dick’s Sporting Goods Inc	3,600	297
Dollar General Corp	13,100	2,813
Dollar Tree Inc *	12,600	1,448
Domino’s Pizza Inc	2,183	922
DR Horton Inc	17,606	1,731
eBay Inc	35,300	1,969
Etsy Inc *	6,300	1,252
Expedia Group Inc *	7,200	1,269
Extended Stay America	10,400	207
Five Below Inc *	2,900	584
Floor & Decor Holdings Inc, Cl A *	5,100	566
Foot Locker Inc	6,100	360

10	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ford Motor Co *	208,900	$2,411
frontdoor Inc *	5,000	268
Gap Inc/The	10,700	354
Garmin Ltd	8,000	1,098
General Motors Co *	67,500	3,862
Gentex Corp	12,800	450
Genuine Parts Co	7,500	937
Graham Holdings, Cl B	231	147
Grand Canyon Education *	2,739	297
Grubhub *	5,400	367
H&R Block Inc	11,400	254
Hanesbrands Inc	18,100	381
Harley-Davidson Inc	9,000	435
Hasbro Inc	6,731	670
Hilton Worldwide Holdings Inc *	14,800	1,905
Home Depot	57,830	18,718
Hyatt Hotels Corp, Cl A	2,100	173
Kohl’s Corp	8,300	487
L Brands Inc	12,000	791
Las Vegas Sands Corp *	17,700	1,084
Lear Corp	3,139	577
Leggett & Platt	6,867	341
Lennar Corp, Cl A	14,400	1,492
Lennar Corp, Cl B	800	65
Leslie’s *	3,600	102
LKQ Corp *	15,900	743
Lowe’s	39,400	7,732
Lululemon Athletica Inc *	6,127	2,054
Marriott International Inc/MD, Cl A	14,600	2,168
Mattel Inc *	18,000	386
McDonald’s	40,047	9,454
MGM Resorts International	25,800	1,051
Mohawk Industries Inc *	3,035	624
Newell Brands	20,000	539
NIKE Inc, Cl B	66,805	8,860
Nordstrom Inc *	6,400	235
Norwegian Cruise Line Holdings Ltd *	19,132	594
NVR Inc *	174	873
Ollie’s Bargain Outlet Holdings Inc *	3,100	286
O’Reilly Automotive Inc *	3,833	2,119
Peloton Interactive, Cl A *	13,700	1,347
Penske Automotive Group Inc	1,900	167
Planet Fitness, Cl A *	4,700	395
Polaris	3,024	423
Pool Corp	2,082	880
PulteGroup Inc	14,100	834
PVH Corp *	3,700	419
Qurate Retail Inc, Cl A	22,400	267
Ralph Lauren Corp, Cl A	2,400	320
Ross Stores	18,843	2,467
Royal Caribbean Cruises Ltd	10,100	878
Service Corp International/US	8,800	470

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Six Flags Entertainment Corp *	4,500	$211
Skechers USA, Cl A *	7,870	382
Starbucks	62,800	7,190
Tapestry Inc *	14,400	689
Target Corp	26,900	5,575
Tempur Sealy International Inc	10,940	417
Terminix Global Holdings *	6,900	351
Tesla Inc *	41,190	29,222
Thor Industries	2,800	397
TJX Cos Inc/The	64,900	4,608
Toll Brothers Inc	6,000	376
Tractor Supply	6,200	1,169
Travel + Leisure	4,900	316
Ulta Beauty Inc *	2,900	955
Under Armour Inc, Cl A *	11,100	270
Under Armour Inc, Cl C *	11,200	223
Vail Resorts Inc	2,100	683
VF	17,400	1,525
Vroom *	5,300	245
Wayfair Inc, Cl A *	3,858	1,140
Wendy’s Co/The	10,600	239
Whirlpool Corp	3,247	768
Williams-Sonoma Inc	4,100	700
Wyndham Hotels & Resorts Inc	5,400	395
Wynn Resorts Ltd	5,600	719
Yum China Holdings Inc	21,400	1,347
Yum! Brands Inc	16,200	1,936

		261,441

Consumer Staples — 4.5%
Albertsons	7,800	145
Altria Group Inc	100,600	4,804
Archer-Daniels-Midland Co	29,800	1,881
Beyond Meat *	2,742	361
Boston Beer Co Inc/The, Cl A *	463	563
Brown-Forman Corp, Cl A	2,700	193
Brown-Forman Corp, Cl B	9,600	732
Bunge	7,600	642
Campbell Soup Co	10,300	492
Casey’s General Stores	1,968	437
Church & Dwight Co Inc	13,300	1,140
Clorox Co/The	6,700	1,223
Coca-Cola	208,026	11,229
Coca-Cola European Partners	3,900	222
Colgate-Palmolive Co	45,600	3,680
Conagra Brands Inc	25,900	961
Constellation Brands Inc, Cl A	8,561	2,057
Costco Wholesale Corp	23,717	8,825
Coty Inc, Cl A	13,900	139
Energizer Holdings Inc	3,663	181
Estee Lauder Cos Inc/The, Cl A	12,000	3,766
Flowers Foods Inc	11,500	275
General Mills Inc	32,620	1,985

Adviser Managed Trust / Quarterly Report / April 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Grocery Outlet Holding *	4,100	$166
Hain Celestial Group Inc/The *	4,800	197
Herbalife Nutrition *	5,300	242
Hershey Co/The	7,855	1,290
Hormel Foods Corp	14,900	688
Ingredion Inc	3,500	327
J M Smucker	5,900	773
Kellogg Co	13,300	830
Keurig Dr Pepper Inc	37,285	1,337
Kimberly-Clark	18,300	2,440
Kraft Heinz Co/The	34,600	1,429
Kroger	41,400	1,513
Lamb Weston Holdings Inc	7,700	620
McCormick & Co Inc/MD	13,300	1,202
Molson Coors Beverage, Cl B	9,385	516
Mondelez International Inc, Cl A	75,000	4,561
Monster Beverage Corp *	19,800	1,922
Nu Skin Enterprises Inc, Cl A	3,000	158
PepsiCo Inc	74,714	10,771
Philip Morris International	83,700	7,951
Pilgrim’s Pride Corp *	2,600	62
Post Holdings Inc *	3,300	375
Procter & Gamble Co/The	131,124	17,494
Reynolds Consumer Products	2,900	85
Seaboard Corp	12	43
Spectrum Brands Holdings Inc	2,500	220
Sprouts Farmers Market Inc *	6,900	177
Sysco Corp	26,100	2,211
TreeHouse Foods Inc *	3,300	157
Tyson Foods, Cl A	15,300	1,185
US Foods Holding Corp *	11,610	481
Walgreens Boots Alliance Inc	39,300	2,087
Walmart Inc	74,931	10,484

		119,927

Energy — 2.0%
Antero Midstream	16,900	146
APA	19,874	397
Baker Hughes a GE Co, Cl A	35,900	721
Cabot Oil & Gas Corp	20,565	343
Cheniere Energy *	12,700	985
Chevron Corp	103,634	10,682
Cimarex Energy Co	5,200	344
ConocoPhillips	72,938	3,730
Continental Resources Inc/OK	3,600	98
Devon Energy Corp	30,941	723
Diamondback Energy Inc	9,000	736
EOG Resources	31,300	2,305
EQT Corp *	15,000	287
Equitrans Midstream Corp	24,000	196
Exxon Mobil Corp	227,772	13,038
Halliburton Co	46,600	911
Helmerich & Payne Inc	6,200	159

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hess Corp	15,000	$1,118
HollyFrontier	8,800	308
Kinder Morgan Inc/DE	104,766	1,786
Marathon Oil Corp	41,522	467
Marathon Petroleum Corp	34,700	1,931
Murphy Oil Corp	8,600	146
NOV	20,300	303
Occidental Petroleum Corp	44,600	1,131
ONEOK Inc	23,800	1,246
Phillips 66	23,400	1,893
Pioneer Natural Resources Co	10,816	1,664
Schlumberger Ltd	74,700	2,021
Targa Resources Corp	11,600	402
Valero Energy Corp	21,800	1,612
Williams	65,100	1,586

		53,415

Financials — 9.3%
Affiliated Managers Group	2,300	371
Aflac Inc	37,300	2,004
AGNC Investment Corp ‡	30,992	556
Alleghany Corp *	700	475
Allstate Corp/The	16,283	2,065
Ally Financial Inc	19,766	1,017
American Express Co	35,400	5,429
American Financial Group Inc/OH	3,643	447
American International Group Inc	46,900	2,272
American National Group	400	45
Ameriprise Financial Inc	6,300	1,628
Annaly Capital Management Inc ‡	74,849	680
Aon, Cl A	9,563	2,405
Apollo Global Management, Cl A	9,000	498
Arch Capital Group Ltd *	20,800	826
Ares Management, Cl A	5,800	305
Arthur J Gallagher & Co	10,200	1,478
Associated Banc-Corp	8,900	195
Assurant Inc	3,035	472
Assured Guaranty Ltd	4,900	249
Athene Holding Ltd, Cl A *	5,940	354
Axis Capital Holdings Ltd	4,900	273
Bank of America Corp	416,300	16,873
Bank of Hawaii Corp	2,300	209
Bank of New York Mellon Corp/The	43,400	2,165
Bank OZK	7,200	295
Berkshire Hathaway Inc, Cl B *	101,309	27,855
BlackRock Inc, Cl A	7,873	6,450
BOK Financial Corp	1,800	158
Brighthouse Financial Inc *	4,583	214
Brown & Brown Inc	13,300	707
Capital One Financial Corp	24,300	3,623
Carlyle Group	6,900	294
Cboe Global Markets Inc	5,700	595
Charles Schwab Corp/The	74,580	5,250

12	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chubb	24,300	$4,170
Cincinnati Financial Corp	8,200	924
Citigroup	112,000	7,979
Citizens Financial Group Inc	22,600	1,046
CME Group Inc, Cl A	19,200	3,878
CNA Financial Corp	1,400	66
Comerica	7,200	541
Commerce Bancshares Inc/MO	5,546	432
Credit Acceptance Corp *	572	226
Cullen/Frost Bankers Inc	2,900	348
Discover Financial Services	16,400	1,870
East West Bancorp	7,471	569
Equitable Holdings	21,059	721
Erie Indemnity Co, Cl A	1,300	278
Evercore Inc, Cl A	2,300	322
Everest Re Group Ltd	2,200	609
FactSet Research Systems Inc	1,972	663
Fidelity National Financial Inc	14,400	657
Fifth Third Bancorp	38,000	1,540
First American Financial	6,400	413
First Citizens BancShares, Cl A	349	303
First Hawaiian Inc	7,600	209
First Horizon National Corp	28,900	529
First Republic Bank/CA	9,241	1,693
FNB Corp/PA	19,000	245
Franklin Resources Inc	14,239	427
Globe Life	5,400	553
Goldman Sachs Group Inc/The	17,914	6,242
Hanover Insurance Group Inc/The	1,900	263
Hartford Financial Services Group Inc/The	19,200	1,266
Huntington Bancshares Inc/OH	55,200	846
Interactive Brokers Group, Cl A	4,200	300
Intercontinental Exchange Inc	29,935	3,524
Invesco Ltd	19,900	537
Jefferies Financial Group	11,000	358
JPMorgan Chase & Co	163,070	25,082
Kemper Corp	3,600	281
KeyCorp	51,700	1,125
KKR	29,000	1,641
Lazard Ltd, Cl A (A)	5,900	265
Lemonade *	1,700	154
LendingTree Inc *	453	94
Lincoln National	10,073	646
Loews	12,243	683
LPL Financial Holdings Inc	4,100	642
M&T Bank Corp	7,000	1,104
Markel *	720	847
MarketAxess Holdings Inc	1,959	957
Marsh & McLennan Cos Inc	27,324	3,708
Mercury General	1,300	81
MetLife	41,200	2,622
MGIC Investment Corp	19,900	303

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Moody’s Corp	8,800	$2,875
Morgan Stanley	75,143	6,203
Morningstar Inc	1,237	328
MSCI Inc, Cl A	4,400	2,137
Nasdaq Inc	6,034	975
New Residential Investment Corp ‡	24,400	262
New York Community Bancorp Inc	26,500	317
Northern Trust Corp	10,300	1,172
Old Republic International Corp	14,800	364
OneMain Holdings, Cl A	3,800	216
PacWest Bancorp	6,900	300
People’s United Financial Inc	22,200	402
Pinnacle Financial Partners Inc	3,853	338
PNC Financial Services Group Inc/The	22,900	4,281
Popular Inc	4,300	318
Primerica Inc	2,300	367
Principal Financial Group Inc	14,500	926
Progressive Corp/The	31,600	3,183
Prosperity Bancshares Inc	4,700	345
Prudential Financial Inc	21,400	2,148
Raymond James Financial Inc	6,500	850
Regions Financial Corp	51,100	1,114
Reinsurance Group of America Inc, Cl A	3,600	470
RenaissanceRe Holdings Ltd	2,862	483
Rocket, Cl A	5,600	126
S&P Global Inc	13,055	5,097
Santander Consumer USA Holdings Inc	3,700	126
Signature Bank/New York NY	3,000	755
SLM Corp	17,600	346
Starwood Property Trust Inc ‡	14,300	369
State Street Corp	18,900	1,587
Sterling Bancorp/DE	11,400	286
SVB Financial Group *	2,774	1,586
Synchrony Financial	31,100	1,360
Synovus Financial Corp	7,700	361
T Rowe Price Group	12,200	2,186
TCF Financial	7,900	360
TFS Financial Corp	2,400	47
Tradeweb Markets, Cl A	4,800	390
Travelers Cos Inc/The	13,800	2,134
Truist Financial	72,800	4,318
Umpqua Holdings	13,000	242
Unum Group	12,000	339
Upstart Holdings *	700	76
US Bancorp	73,500	4,362
Virtu Financial Inc, Cl A	3,700	110
Voya Financial Inc	6,600	448
Webster Financial Corp	5,274	279
Wells Fargo & Co	204,100	9,195
Western Alliance Bancorp	5,100	536
White Mountains Insurance Group Ltd	122	142
Willis Towers Watson PLC	9,769	2,529

Adviser Managed Trust / Quarterly Report / April 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wintrust Financial Corp	3,400	$262
WR Berkley Corp	7,261	579
Zions Bancorp NA	8,501	474

		244,895

Health Care — 10.4%
10X Genomics, Cl A *	3,200	633
Abbott Laboratories	93,000	11,167
AbbVie Inc	94,800	10,570
ABIOMED Inc *	2,327	746
Acadia Healthcare Co Inc *	5,200	317
ACADIA Pharmaceuticals Inc *	6,400	132
Acceleron Pharma Inc *	2,900	362
Adaptive Biotechnologies *	4,200	175
Agilent Technologies Inc	16,600	2,218
Agios Pharmaceuticals *	3,600	201
Alexion Pharmaceuticals Inc *	11,400	1,923
Align Technology Inc *	4,170	2,483
Alnylam Pharmaceuticals Inc *	6,100	858
Amedisys Inc *‡	1,800	486
AmerisourceBergen Corp, Cl A	7,700	930
Amgen Inc	31,291	7,499
Anthem Inc	13,439	5,099
Avantor *	25,397	814
Baxter International Inc	27,410	2,349
Becton Dickinson and Co	15,467	3,848
Berkeley Lights *	1,100	54
Biogen Inc *	8,276	2,212
BioMarin Pharmaceutical Inc *	9,600	748
Bio-Rad Laboratories Inc, Cl A *	1,157	729
Bio-Techne Corp	2,075	887
Bluebird Bio Inc *	3,800	114
Boston Scientific Corp *	77,100	3,362
Bristol-Myers Squibb	121,800	7,603
Bruker Corp	5,400	370
Cardinal Health	15,500	935
Catalent Inc *	9,000	1,012
Centene Corp *	30,900	1,908
Cerner Corp	16,300	1,223
Change Healthcare *	14,300	328
Charles River Laboratories International Inc *	2,548	847
Chemed Corp	815	388
Cigna Corp	18,438	4,591
Cooper Cos Inc/The	2,554	1,049
CVS Health	70,800	5,409
Danaher Corp	33,664	8,549
DaVita Inc *	3,943	459
DENTSPLY SIRONA Inc	11,600	783
Dexcom *	4,963	1,916
Edwards Lifesciences Corp *	33,300	3,181
Elanco Animal Health Inc *	22,726	721
Eli Lilly	45,300	8,280

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Encompass Health Corp	5,700	$484
Envista Holdings *	8,300	359
Exact Sciences *	7,982	1,052
Exelixis Inc *	17,900	441
Gilead Sciences Inc	68,000	4,316
Global Blood Therapeutics Inc *	3,400	139
Globus Medical Inc, Cl A *	4,400	316
Guardant Health *	4,343	690
Haemonetics Corp *	2,900	195
HCA Healthcare Inc	14,342	2,884
Henry Schein Inc *	7,500	544
Hill-Rom Holdings Inc	3,500	386
Hologic Inc *	13,700	898
Horizon Therapeutics *	10,372	981
Humana	6,872	3,060
ICU Medical Inc *	1,142	238
IDEXX Laboratories *	4,500	2,470
Illumina Inc *	7,878	3,095
Incyte *	9,700	828
Insulet Corp *	3,438	1,015
Integra LifeSciences Holdings Corp *	4,200	311
Intuitive Surgical Inc *	6,247	5,404
Ionis Pharmaceuticals Inc *	7,644	327
Iovance Biotherapeutics Inc *	8,000	252
IQVIA Holdings Inc *	10,200	2,394
Johnson & Johnson	141,923	23,095
Laboratory Corp of America Holdings *	5,200	1,383
Maravai LifeSciences Holdings, Cl A *	3,300	128
Masimo *	2,542	591
McKesson Corp	8,700	1,632
Medtronic PLC	72,200	9,452
Merck & Co Inc	135,900	10,125
Mettler-Toledo International Inc *	1,267	1,664
Moderna Inc *	15,400	2,754
Molina Healthcare Inc *	3,139	801
Nektar Therapeutics, Cl A *	10,200	200
Neurocrine Biosciences Inc *	4,800	454
Novocure Ltd *	5,600	1,143
Oak Street Health *	4,700	290
Penumbra Inc *	1,732	530
PerkinElmer Inc	5,900	765
Pfizer Inc	299,167	11,563
PPD *	7,200	333
PRA Health Sciences *	3,300	551
Premier Inc, Cl A	6,200	219
QIAGEN *	11,800	568
Quest Diagnostics Inc	7,100	936
Quidel Corp *	2,170	227
Reata Pharmaceuticals Inc, Cl A *	1,372	139
Regeneron Pharmaceuticals Inc *	5,205	2,505
Repligen Corp *	2,800	593
ResMed	7,738	1,455

14	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Royalty Pharma, Cl A	17,000	$748
Sage Therapeutics *	3,000	236
Sarepta Therapeutics *	4,121	292
Seagen *	6,950	999
Sotera Health *	2,500	64
STERIS PLC	4,600	971
Stryker Corp	18,600	4,885
Syneos Health Inc, Cl A *	3,700	314
Tandem Diabetes Care Inc *	3,400	312
Teladoc Health Inc *	5,931	1,022
Teleflex Inc	2,441	1,031
Thermo Fisher Scientific	21,279	10,006
United Therapeutics Corp *	2,200	443
UnitedHealth Group Inc	50,761	20,244
Universal Health Services Inc, Cl B	3,900	579
Veeva Systems Inc, Cl A *	7,259	2,050
Vertex Pharmaceuticals Inc *	14,000	3,055
Viatris, Cl W *	64,466	857
Waters Corp *	3,264	979
West Pharmaceutical Services Inc	3,934	1,292
Zimmer Biomet Holdings Inc	11,100	1,966
Zoetis Inc, Cl A	25,764	4,458

		274,446

Industrials — 7.3%
3M	30,400	5,993
A O Smith	7,000	474
Acuity Brands Inc	1,900	352
ADT Inc	5,400	50
AECOM *	7,900	525
AGCO	3,261	476
Air Lease Corp, Cl A	6,279	293
Alaska Air Group Inc	6,300	436
Allegion PLC	4,800	645
Allison Transmission Holdings Inc	6,600	274
AMERCO	462	276
American Airlines Group Inc *	32,794	712
AMETEK Inc	12,400	1,673
Armstrong World Industries Inc	2,800	290
Array Technologies *	4,600	129
Axon Enterprise Inc *	3,300	500
AZEK, Cl A *	4,700	227
Boeing *	28,700	6,725
Booz Allen Hamilton Holding, Cl A	7,100	589
BWX Technologies Inc, Cl W	5,600	375
CACI International Inc, Cl A *	1,400	357
Carlisle Cos Inc	2,700	517
Carrier Global	47,321	2,062
Caterpillar Inc	29,141	6,647
CH Robinson Worldwide Inc	7,000	680
Cintas Corp	4,742	1,637
Clean Harbors Inc *	3,000	267
Colfax *	5,800	262

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Copart *	11,300	$1,407
CoreLogic Inc/United States	4,100	327
CoStar Group Inc *	2,082	1,779
Crane Co	2,900	273
CSX Corp	41,300	4,161
Cummins Inc	7,900	1,991
Curtiss-Wright Corp	2,400	307
Deere	15,255	5,657
Delta Air Lines Inc *	34,100	1,600
Donaldson Co Inc	6,700	421
Dover Corp	7,646	1,141
Dun & Bradstreet Holdings *	5,000	119
Emerson Electric	32,100	2,905
Equifax Inc	6,500	1,490
Expeditors International of Washington Inc	9,000	989
Fastenal Co	30,800	1,610
FedEx Corp	13,060	3,791
Flowserve Corp	7,700	305
Fortive Corp	15,900	1,126
Fortune Brands Home & Security Inc	7,300	766
FTI Consulting Inc *	2,100	292
Gates Industrial Corp PLC *	2,200	38
Generac Holdings *	3,200	1,037
General Dynamics Corp	13,548	2,577
General Electric Co	467,139	6,129
Graco Inc	8,700	668
GrafTech International Ltd	8,300	106
HEICO Corp	2,600	366
HEICO Corp, Cl A	4,100	518
Hexcel Corp *	4,900	276
Honeywell International Inc	37,800	8,431
Howmet Aerospace *	20,700	662
Hubbell Inc, Cl B	2,800	538
Huntington Ingalls Industries Inc	2,100	446
IAA *	6,979	438
IDEX	4,049	908
IHS Markit Ltd	21,200	2,281
Illinois Tool Works Inc	16,994	3,916
Ingersoll Rand *	18,400	909
ITT Inc	4,547	429
Jacobs Engineering Group	6,700	895
JB Hunt Transport Services Inc	4,428	756
JetBlue Airways Corp *	15,900	324
Johnson Controls International plc	39,100	2,437
Kansas City Southern	5,000	1,461
Kirby Corp *	3,500	223
Knight-Swift Transportation Holdings Inc, Cl A	7,400	349
L3Harris Technologies	11,269	2,358
Landstar System Inc	2,200	379
Leidos Holdings Inc	7,400	749
Lennox International Inc	1,953	655

Adviser Managed Trust / Quarterly Report / April 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lincoln Electric Holdings Inc	3,033	$388
Lockheed Martin Corp	13,404	5,101
Lyft, Cl A *	13,100	729
Macquarie Infrastructure Corp	4,300	143
ManpowerGroup Inc	3,433	415
Masco Corp	14,000	894
Mercury Systems Inc *	3,200	241
Middleby Corp/The *	2,900	526
MSA Safety Inc	2,100	338
MSC Industrial Direct Co Inc, Cl A	2,600	234
Nielsen Holdings PLC	18,800	482
Nordson Corp	3,100	655
Norfolk Southern	13,465	3,760
Northrop Grumman Corp	8,438	2,991
nVent Electric PLC	9,100	277
Old Dominion Freight Line Inc	5,200	1,341
Oshkosh Corp	3,600	448
Otis Worldwide	22,000	1,713
Owens Corning	5,600	542
PACCAR Inc	18,200	1,636
Parker-Hannifin Corp	6,936	2,177
Quanta Services Inc	7,200	696
Raytheon Technologies	76,600	6,376
Regal Beloit Corp	2,100	303
Republic Services Inc, Cl A	11,228	1,193
Robert Half International Inc	5,900	517
Rockwell Automation Inc	6,242	1,649
Rollins Inc	11,550	431
Roper Technologies	5,657	2,525
Ryder System Inc	3,100	247
Schneider National Inc, Cl B	3,500	85
Science Applications International	3,400	304
Sensata Technologies Holding PLC *	8,000	462
Shoals Technologies Group, Cl A *	4,400	141
Snap-on	3,000	713
Southwest Airlines Co *	31,700	1,990
Spirit AeroSystems Holdings Inc, Cl A	6,200	283
Stanley Black & Decker Inc	8,300	1,716
Stericycle Inc *	5,358	409
Teledyne Technologies *	1,951	874
Textron Inc	12,000	771
Timken Co/The	3,700	310
Toro	5,600	642
Trane Technologies	13,039	2,267
TransDigm Group *	2,779	1,706
TransUnion	10,200	1,067
Trex Co Inc *	6,100	659
Trinity Industries	5,300	146
Uber Technologies *	74,600	4,086
Union Pacific Corp	36,049	8,006
United Continental Holdings Inc *	15,811	860
United Parcel Service Inc, Cl B	38,535	7,856

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Rentals Inc *	3,839	$1,228
Univar Solutions *	9,800	229
Valmont Industries Inc	1,247	308
Verisk Analytics, Cl A	8,554	1,610
Vertiv Holdings, Cl A	12,900	293
Virgin Galactic Holdings *	2,938	65
Waste Management Inc	22,800	3,146
Watsco Inc	1,639	480
Westinghouse Air Brake Technologies	9,600	788
Woodward	2,900	362
WW Grainger Inc	2,324	1,007
XPO Logistics Inc *	4,800	668
Xylem Inc/NY	9,500	1,051

		192,715

Information Technology — 21.0%
Adobe Inc *	25,907	13,170
Advanced Micro Devices Inc *	51,500	4,203
Akamai Technologies Inc *	8,600	935
Allegro MicroSystems *	2,100	52
Alliance Data Systems Corp	2,800	330
Alteryx Inc, Cl A *	3,083	252
Amdocs Ltd	6,800	522
Amphenol Corp, Cl A	31,872	2,146
Analog Devices Inc	13,627	2,087
Anaplan Inc *	7,100	423
ANSYS Inc *	4,624	1,691
Apple	852,764	112,104
Applied Materials Inc	49,600	6,582
Arista Networks Inc *	3,138	989
Arrow Electronics Inc *	3,900	445
Aspen Technology Inc *	3,500	458
Atlassian Corp PLC, Cl A *	7,000	1,663
Autodesk Inc *	11,900	3,474
Automatic Data Processing Inc	23,300	4,357
Avalara *	4,335	614
Avnet Inc	5,800	255
BigCommerce Holdings *	2,200	132
Bill.com Holdings *	3,900	603
Black Knight Inc *	8,500	616
Broadcom Inc	21,256	9,697
Broadridge Financial Solutions Inc	6,100	968
Cadence Design Systems Inc *	15,035	1,981
CDK Global Inc	6,400	343
CDW Corp/DE	7,540	1,345
Ceridian HCM Holding Inc *	6,200	586
Ciena Corp *	8,100	409
Cirrus Logic Inc *	3,400	253
Cisco Systems Inc	228,447	11,630
Citrix Systems	6,497	805
Cloudflare, Cl A *	5,800	491
Cognex Corp	9,300	801
Cognizant Technology Solutions Corp, Cl A	28,800	2,315

16	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coherent Inc *	1,400	$364
CommScope Holding Co Inc *	11,400	188
Concentrix *	2,400	373
Corning	40,300	1,782
Coupa Software Inc *	3,563	959
Cree *	5,800	577
Crowdstrike Holdings, Cl A *	8,200	1,710
CyberArk Software *	600	84
Datadog, Cl A *	8,100	695
Dell Technologies Inc, Cl C *	14,200	1,396
DocuSign, Cl A *	9,556	2,130
Dolby Laboratories Inc, Cl A	3,700	375
Dropbox, Cl A *	12,785	329
Duck Creek Technologies *	3,700	154
DXC Technology Co	13,300	438
Dynatrace *	10,221	532
EchoStar Corp, Cl A *	2,800	68
Elastic *	3,200	386
Enphase Energy Inc *	5,800	808
Entegris Inc	7,200	811
EPAM Systems Inc *	2,800	1,282
Euronet Worldwide Inc *	2,600	373
Everbridge Inc *	2,049	272
F5 Networks Inc *	3,240	605
Fair Isaac Corp *	1,500	782
Fastly, Cl A *	4,300	275
Fidelity National Information Services Inc	33,400	5,107
FireEye Inc *	12,900	256
First Solar *	4,900	375
Fiserv Inc *	30,800	3,700
Five9 *	3,200	601
FleetCor Technologies Inc *	4,400	1,266
FLIR Systems Inc	6,800	408
Fortinet Inc *	7,046	1,439
Gartner Inc *	4,634	908
Genpact Ltd	9,879	470
Global Payments	16,069	3,449
Globant *	2,163	496
GoDaddy Inc, Cl A *	8,900	773
Guidewire Software Inc *	4,400	464
Hewlett Packard Enterprise Co	69,100	1,107
HP Inc	69,100	2,357
HubSpot Inc *	2,200	1,158
Intel Corp	220,725	12,698
International Business Machines Corp	47,727	6,771
Intuit Inc	13,640	5,622
IPG Photonics Corp *	2,054	446
Jabil Inc	7,699	404
Jack Henry & Associates	4,059	661
Jamf Holding *	2,000	73
Juniper Networks Inc	17,351	440
Keysight Technologies *	10,000	1,443

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KLA	8,349	$2,633
Lam Research Corp	7,659	4,752
Littelfuse Inc	1,371	364
Lumentum Holdings *	4,000	340
Manhattan Associates Inc *	3,300	453
Marvell Technology	41,408	1,872
Mastercard Inc, Cl A	47,530	18,159
Maxim Integrated Products Inc	24,893	2,340
Medallia *	4,800	142
Microchip Technology Inc	13,500	2,029
Micron Technology Inc *	60,205	5,182
Microsoft Corp	403,192	101,677
MKS Instruments Inc	2,800	501
MongoDB, Cl A *	2,713	807
Monolithic Power Systems Inc	2,312	835
Motorola Solutions Inc	9,152	1,723
National Instruments Corp	7,559	313
nCino *	2,300	150
NCR Corp *	7,500	343
NetApp Inc	11,700	874
New Relic Inc *	3,000	193
NortonLifeLock	29,000	627
Nuance Communications Inc *	14,809	787
Nutanix Inc, Cl A *	10,500	284
NVIDIA Corp	31,800	19,092
Okta, Cl A *	6,137	1,655
ON Semiconductor Corp *	21,500	838
Oracle Corp	99,067	7,508
PagerDuty *	4,000	170
Palo Alto Networks Inc *	5,100	1,802
Paychex Inc	17,236	1,680
Paycom Software Inc *	2,659	1,022
Paylocity Holding Corp *	2,045	395
PayPal Holdings *	63,251	16,590
Pegasystems Inc	2,300	292
Proofpoint Inc *	3,300	568
PTC Inc *	5,500	720
Pure Storage Inc, Cl A *	14,200	287
Qorvo Inc *	6,044	1,137
QUALCOMM Inc	60,504	8,398
RingCentral, Cl A *	4,249	1,355
Sabre Corp *	16,200	243
salesforce.com Inc *	45,900	10,572
ServiceNow Inc *	10,470	5,302
Skyworks Solutions Inc	8,943	1,622
Slack Technologies, Cl A *	43,200	1,832
Smartsheet, Cl A *	6,504	386
SolarEdge Technologies *	2,555	673
SolarWinds Corp *	2,300	39
Splunk *	8,541	1,080
Square Inc, Cl A *	20,000	4,896
SS&C Technologies Holdings	11,900	883

Adviser Managed Trust / Quarterly Report / April 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
StoneCo, Cl A *	10,500	$679
Switch, Cl A	4,300	80
SYNNEX Corp	2,400	291
Synopsys Inc *	8,200	2,026
Teradata Corp *	6,500	322
Teradyne Inc	8,800	1,101
Texas Instruments Inc	49,400	8,917
Trade Desk Inc/The, Cl A *	2,200	1,604
Trimble Inc *	13,256	1,087
Twilio, Cl A *	7,635	2,808
Tyler Technologies Inc *	2,079	883
Ubiquiti	457	130
Unity Software *	1,600	163
Universal Display Corp	2,215	495
VeriSign Inc *	5,357	1,172
Viasat *	3,400	176
Visa Inc, Cl A	90,920	21,235
VMware, Cl A *	4,358	701
Vontier	7,000	219
Western Digital Corp *	16,200	1,144
Western Union Co/The	21,400	551
WEX Inc *	2,517	516
Workday Inc, Cl A *	9,549	2,359
Xerox Holdings	8,700	210
Xilinx	21,122	2,703
Zebra Technologies Corp, Cl A *	2,800	1,366
Zendesk Inc *	6,200	906
Zoom Video Communications, Cl A *	9,400	3,004
Zscaler Inc *	3,900	732

		556,364

Materials — 2.3%
Air Products & Chemicals Inc	11,900	3,433
Albemarle Corp	6,200	1,043
Amcor	83,900	986
AptarGroup Inc	3,300	498
Ardagh Group SA, Cl A	900	24
Ashland Global Holdings Inc	3,300	285
Avery Dennison	4,400	942
Axalta Coating Systems Ltd *	11,000	351
Ball	17,122	1,603
Berry Global Group Inc *	6,973	444
Cabot Corp	3,300	181
Celanese Corp, Cl A	6,200	971
CF Industries Holdings Inc	11,109	540
Chemours Co/The	9,600	290
Corteva	40,300	1,965
Crown Holdings Inc	6,800	747
Dow Inc	40,000	2,500
DuPont de Nemours	29,273	2,257
Eagle Materials Inc	2,400	332
Eastman Chemical Co	7,200	831
Ecolab Inc	13,400	3,003

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Element Solutions Inc	12,800	$280
FMC Corp	7,242	856
Freeport-McMoRan	78,100	2,945
Graphic Packaging Holding Co	13,900	258
Huntsman Corp	11,800	338
International Flavors & Fragrances Inc	13,186	1,875
International Paper Co	21,000	1,218
Linde	28,229	8,069
LyondellBasell Industries NV, Cl A	13,700	1,421
Martin Marietta Materials	3,354	1,184
Mosaic Co/The	18,000	633
NewMarket Corp	348	121
Newmont	43,300	2,702
Nucor Corp	16,000	1,316
Olin Corp	8,400	362
Packaging Corp of America	5,100	753
PPG Industries Inc	12,826	2,196
Reliance Steel & Aluminum Co	3,300	529
Royal Gold Inc	3,700	414
RPM International Inc	6,742	639
Scotts Miracle-Gro Co/The, Cl A	2,100	485
Sealed Air Corp	8,100	400
Sherwin-Williams Co/The	13,200	3,615
Silgan Holdings	4,673	197
Sonoco Products Co	5,900	386
Southern Copper Corp	4,300	299
Steel Dynamics	10,419	565
Valvoline Inc	10,900	342
Vulcan Materials	7,100	1,266
W R Grace	3,300	227
Westlake Chemical	1,960	184
Westrock	13,478	751

		60,052

Real Estate — 2.5%
Alexandria Real Estate Equities Inc ‡	7,200	1,304
American Campus Communities Inc ‡	8,100	366
American Homes 4 Rent, Cl A ‡	15,296	567
American Tower, Cl A ‡	23,715	6,042
Americold Realty Trust ‡	11,800	477
Apartment Income ‡	7,675	346
Apartment Investment and Management, Cl A ‡	8,875	62
Apple Hospitality Inc ‡	12,300	195
AvalonBay Communities Inc ‡	7,600	1,459
Boston Properties Inc ‡	8,027	878
Brandywine Realty Trust ‡	9,900	134
Brixmor Property Group Inc ‡	17,400	389
Brookfield Property Inc, Cl A ‡	2,800	50
Camden Property Trust ‡	5,300	638
CBRE Group Inc, Cl A *	17,800	1,517
CoreSite Realty Corp ‡	2,400	292
Corporate Office Properties Trust ‡	6,600	185

18	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cousins Properties ‡	8,674	$318
Crown Castle International Corp ‡	22,448	4,244
CubeSmart ‡	10,100	428
CyrusOne Inc ‡	6,800	495
Digital Realty Trust Inc ‡	15,246	2,353
Douglas Emmett Inc ‡	9,800	329
Duke Realty Corp ‡	19,600	912
Empire State Realty Trust Inc, Cl A ‡	7,100	81
EPR Properties ‡	4,574	218
Equinix Inc ‡	4,745	3,420
Equity Commonwealth ‡	6,888	198
Equity LifeStyle Properties Inc ‡	8,800	611
Equity Residential ‡	19,600	1,455
Essex Property Trust Inc ‡	3,475	1,010
Extra Space Storage Inc ‡	6,700	996
Federal Realty Investment Trust ‡	4,000	451
First Industrial Realty Trust Inc ‡	7,400	368
Gaming and Leisure Properties Inc ‡	12,242	569
Healthcare Trust of America Inc, Cl A ‡	12,800	376
Healthpeak Properties ‡	28,624	983
Highwoods Properties Inc ‡	6,100	273
Host Hotels & Resorts Inc ‡	36,547	664
Howard Hughes Corp/The *	2,300	248
Hudson Pacific Properties Inc ‡	8,800	247
Invitation Homes Inc ‡	29,800	1,045
Iron Mountain ‡	15,203	610
JBG SMITH Properties ‡	7,200	235
Jones Lang LaSalle Inc	2,700	507
Kilroy Realty Corp ‡	6,000	411
Kimco Realty ‡	21,700	456
Lamar Advertising Co, Cl A ‡	4,500	446
Life Storage Inc ‡	4,095	393
Medical Properties Trust Inc ‡	30,587	674
Mid-America Apartment Communities ‡	6,000	944
National Retail Properties ‡	9,100	422
Omega Healthcare Investors Inc ‡	11,900	452
Outfront Media Inc ‡	8,500	207
Paramount Group Inc ‡	9,200	98
Park Hotels & Resorts ‡	12,200	272
Prologis Inc ‡	39,800	4,638
Public Storage ‡	8,100	2,277
Rayonier Inc ‡	8,000	290
Realty Income Corp ‡	19,900	1,376
Regency Centers Corp ‡	8,900	567
Rexford Industrial Realty ‡	6,800	378
SBA Communications Corp, Cl A ‡	5,900	1,768
Simon Property Group Inc ‡	17,300	2,106
SL Green Realty ‡	4,095	303
Spirit Realty Capital Inc ‡	6,100	290
STORE Capital Corp ‡	13,200	472
Sun Communities Inc ‡	5,400	901
UDR Inc ‡	14,800	687

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ventas Inc ‡	19,800	$1,098
VEREIT ‡	11,516	551
VICI Properties Inc ‡	28,600	907
Vornado Realty Trust ‡	9,175	420
Weingarten Realty Investors ‡	7,100	230
Welltower ‡	22,600	1,696
Weyerhaeuser Co ‡	40,000	1,551
WP Carey Inc ‡	9,700	726

		66,552

Utilities — 2.0%
AES Corp/VA	35,097	976
Alliant Energy Corp	13,200	742
Ameren Corp	13,100	1,111
American Electric Power Co Inc	26,627	2,362
American Water Works	9,800	1,529
Atmos Energy Corp	6,600	684
Avangrid Inc	3,300	168
CenterPoint Energy	28,508	698
CMS Energy Corp	15,200	979
Consolidated Edison Inc	17,900	1,386
Dominion Energy Inc	44,000	3,516
DTE Energy	10,300	1,442
Duke Energy	39,700	3,997
Edison International	19,100	1,136
Entergy Corp	10,700	1,169
Essential Utilities	11,700	551
Evergy Inc	12,000	768
Eversource Energy	18,500	1,595
Exelon Corp	52,400	2,355
FirstEnergy Corp	28,800	1,092
Hawaiian Electric Industries	6,300	271
IDACORP Inc	3,000	307
MDU Resources Group	11,700	392
National Fuel Gas	4,900	243
NextEra Energy	105,272	8,160
NiSource Inc	19,852	517
NRG Energy Inc	12,700	455
OGE Energy	10,474	352
PG&E *	73,612	833
Pinnacle West Capital Corp	6,000	508
PPL Corp	41,100	1,197
Public Service Enterprise Group	27,200	1,718
Sempra Energy	15,600	2,146
Southern Co/The	57,100	3,778
UGI Corp	11,000	481
Vistra	25,550	431
WEC Energy Group	17,200	1,671

Adviser Managed Trust / Quarterly Report / April 30, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	28,726	$2,048

		53,764

		2,111,528

Total Common Stock (Cost $1,900,138) ($ Thousands)		2,442,375

PREFERRED STOCK — 0.1%

Germany — 0.1%
Bayerische Motoren Werke AG (B)	1,314	108
FUCHS PETROLUB SE (B)	1,607	86
Henkel AG & Co KGaA (B)	3,530	406
Porsche Automobil Holding SE (B)	2,908	306
Sartorius AG (B)	659	372
Volkswagen AG (B)	3,553	927

Total Preferred Stock (Cost $1,514) ($ Thousands)		2,205

EXCHANGE TRADED FUND — 0.0%

United States — 0.0%
SPDR S&P 500 Trust	752	314

Total Exchange Traded Fund (Cost $100) ($ Thousands)		314

	Number of Rights

RIGHTS — 0.0%

Germany — 0.0%
Scout24 *^	2	–

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)

Switzerland — 0.0%
Credit Suisse, Expires 05/06/2021 *	45	$2

United States — 0.0%
Newstar Financial *^(C)	4	2
Tobira Therapeutics, Expires 12/31/2028 *(C)	1	–

		2

Total Rights (Cost $—) ($ Thousands)		4

	Number of Warrants

WARRANTS — 0.0%

United States — 0.0%
Occidental Petroleum, Expires 08/03/2027 *	1	–

Total Warrants (Cost $—) ($ Thousands)		–

	Shares

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	10,520,907	10,521

Total Cash Equivalent (Cost $10,521) ($ Thousands)		10,521

Total Investments — 92.8% (Cost $1,912,273) ($ Thousands)		$2,455,419

A list of the open futures contracts held by the Fund at April 30, 2021, is as follows:

Type of Contract	Number of Contracts Long/	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
MSCI EAFE Index	68	Jun-2021	$7,538	$7,681	$143
MSCI Emerging Markets	1,237	Jun-2021	83,042	82,681	(361)
NASDAQ 100 Index E-MINI	5	Jun-2021	1,297	1,385	88
Russell 2000 Index E-MINI	782	Jun-2021	91,722	88,425	(3,297)
S&P 500 Index E-MINI	91	Jun-2021	18,129	18,994	865
S&P Mid Cap 400 Index E-MINI	4	Jun-2021	1,049	1,088	39

			$202,777	$200,254	$(2,523)

20	Adviser Managed Trust / Quarterly Report / April 30, 2021

Percentages are based on a Net Assets of $2,646,965 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of April 30, 2021.

‡	Real Estate Investment Trust.

^	Expiration date unavailable.

†	Investment in Affiliated Security.

(A)	Security is a Master Limited Partnership. At April 30, 2021, such securities amounted to $265 ($ Thousands), or 0.0% of Net Assets.

(B)	There is currently no rate available.

(C)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

LTD — Limited

MSCI — Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

S&P— Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

The following is a list of the level of inputs used as of April 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3(1) ($)	Total ($)
Common Stock	2,442,323	52	–	2,442,375
Preferred Stock	2,205	–	–	2,205
Exchange Traded Fund	314	–	–	314
Rights	2	–	2	4
Warrants	–(2)	–	–	–
Cash Equivalent	10,521	–	–	10,521

Total Investments in Securities	2,455,365	52	2	2,455,419

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	1,135	—	—	1,135
Unrealized Depreciation	(3,658)	—	—	(3,658)

Total Other Financial Instruments	(2,523)	—	—	(2,523)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2) This category includes securities with a value of $0.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The following is a summary of the transactions the Fund had with affiliates for the period ended April 30, 2021 ($ Thousands):

Security Description	Value 7/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 4/30/2021	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ —	$ 71,355	$ (60,834)	$ —	$ —	$ 10,521	10,520,907	$ —	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Adviser Managed Trust / Quarterly Report / April 30, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 34.0%
U.S. Treasury Bonds
4.250%, 05/15/2039	$1,000	$1,333
3.625%, 02/15/2044	6,500	8,141
3.375%, 11/15/2048	3,000	3,676
3.125%, 05/15/2048	2,500	2,926
3.000%, 11/15/2044	2,000	2,274
3.000%, 02/15/2047	2,500	2,853
3.000%, 02/15/2048	5,000	5,719
3.000%, 02/15/2049	2,500	2,869
2.875%, 05/15/2043	2,500	2,788
2.750%, 08/15/2042	5,000	5,474
2.750%, 11/15/2042	2,000	2,187
2.500%, 02/15/2045	2,500	2,606
2.500%, 02/15/2046	3,000	3,123
2.250%, 08/15/2049	3,500	3,463
2.000%, 02/15/2050	1,800	1,685
1.875%, 02/15/2041	3,000	2,852
1.875%, 02/15/2051	2,000	1,817
1.625%, 11/15/2050	4,500	3,843
1.375%, 11/15/2040	3,000	2,612
1.375%, 08/15/2050	2,000	1,601
1.250%, 05/15/2050	5,000	3,873
1.125%, 05/15/2040	8,000	6,686
1.125%, 08/15/2040	4,000	3,331
U.S. Treasury Notes
3.125%, 11/15/2028	5,000	5,624
2.875%, 09/30/2023	10,000	10,636
2.750%, 11/15/2023	5,000	5,315
2.625%, 01/31/2026	5,000	5,427
2.625%, 02/15/2029	2,000	2,178
2.500%, 08/15/2023	5,000	5,260
2.500%, 01/31/2024	10,000	10,605
2.500%, 05/15/2024	10,000	10,651
2.375%, 08/15/2024	5,000	5,320
2.375%, 05/15/2027	3,000	3,223
2.250%, 11/15/2024	5,000	5,310
2.250%, 11/15/2025	10,000	10,673
2.250%, 08/15/2027	2,000	2,131
2.125%, 03/31/2024	5,000	5,260
2.125%, 05/15/2025	5,000	5,301
2.000%, 10/31/2022	5,000	5,140
2.000%, 11/30/2022	10,000	10,294
2.000%, 02/15/2025	5,000	5,273
2.000%, 08/15/2025	10,000	10,559
2.000%, 11/15/2026	5,000	5,270
1.750%, 05/15/2023	10,000	10,318
1.625%, 05/15/2026	5,000	5,186
1.625%, 11/30/2026	2,500	2,584
1.625%, 08/15/2029	5,000	5,057
1.500%, 08/15/2022	5,000	5,091
1.500%, 01/15/2023	10,000	10,231
1.500%, 08/15/2026	3,000	3,086

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.500%, 01/31/2027	$5,000	$5,127
1.500%, 02/15/2030	3,900	3,886
1.375%, 02/15/2023	10,000	10,219
1.125%, 02/28/2025	5,000	5,106
1.125%, 02/15/2031	3,500	3,340
0.875%, 11/15/2030	5,000	4,673
0.750%, 01/31/2028	5,000	4,829
0.625%, 05/15/2030	5,000	4,597
0.625%, 08/15/2030	1,000	916
0.500%, 03/15/2023	8,000	8,051
0.500%, 05/31/2027	3,000	2,888
0.500%, 10/31/2027	5,000	4,772
0.375%, 11/30/2025	2,000	1,965
0.375%, 12/31/2025	5,000	4,906
0.375%, 01/31/2026	5,000	4,899
0.375%, 09/30/2027	3,000	2,845
0.250%, 06/15/2023	3,000	3,004
0.250%, 05/31/2025	10,000	9,844
0.250%, 06/30/2025	10,000	9,834
0.250%, 07/31/2025	7,000	6,874
0.250%, 08/31/2025	10,000	9,806
0.250%, 09/30/2025	10,000	9,796
0.250%, 10/31/2025	5,000	4,891
0.125%, 09/30/2022	5,000	5,001
0.125%, 10/31/2022	7,000	7,001
0.125%, 01/31/2023	3,000	2,999
0.125%, 12/15/2023	5,000	4,981

Total U.S. Treasury Obligations (Cost $412,126) ($ Thousands)		395,785

CORPORATE OBLIGATIONS — 28.0%

Communication Services — 2.3%
Activision Blizzard
1.350%, 09/15/2030	90	82
Alphabet
2.050%, 08/15/2050	130	109
1.100%, 08/15/2030	130	121
0.450%, 08/15/2025	90	89
America Movil
4.375%, 04/22/2049	500	587
2.875%, 05/07/2030	500	516
AT&T
4.850%, 03/01/2039	1,000	1,164
3.650%, 06/01/2051	500	481
3.500%, 06/01/2041	600	590
3.500%, 02/01/2061	135	123
3.300%, 02/01/2052	120	109
3.100%, 02/01/2043	200	185
2.750%, 06/01/2031	500	500
2.300%, 06/01/2027	300	308

22	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 02/01/2032	$165	$156
1.700%, 03/25/2026	550	553
1.650%, 02/01/2028	35	34
0.900%, 03/25/2024	600	601
Baidu
1.720%, 04/09/2026	200	199
Charter Communications Operating LLC
4.908%, 07/23/2025	300	341
3.900%, 06/01/2052	35	34
3.850%, 04/01/2061	135	124
3.700%, 04/01/2051	580	545
3.500%, 06/01/2041	60	58
2.800%, 04/01/2031	500	495
2.300%, 02/01/2032	100	94
Comcast
3.950%, 10/15/2025	500	561
3.750%, 04/01/2040	500	551
3.250%, 11/01/2039	500	517
3.100%, 04/01/2025	500	542
2.800%, 01/15/2051	300	277
2.650%, 08/15/2062	150	131
2.450%, 08/15/2052	225	193
1.950%, 01/15/2031	500	483
1.500%, 02/15/2031	300	279
Discovery Communications
4.650%, 05/15/2050	300	332
3.625%, 05/15/2030	300	321
Electronic Arts
2.950%, 02/15/2051	40	38
1.850%, 02/15/2031	60	57
Fox
5.576%, 01/25/2049	300	385
5.476%, 01/25/2039	500	626
Interpublic Group of Cos
3.375%, 03/01/2041	70	70
2.400%, 03/01/2031	100	98
Rogers Communications
4.350%, 05/01/2049	500	555
3.700%, 11/15/2049	500	507
Telefonica Emisiones
5.520%, 03/01/2049	500	621
T-Mobile USA
4.375%, 04/15/2040 (A)	500	555
3.600%, 11/15/2060 (A)	20	19
3.500%, 04/15/2025 (A)	800	868
3.300%, 02/15/2051 (A)	50	47
3.000%, 02/15/2041 (A)	220	206
2.550%, 02/15/2031 (A)	230	226
2.250%, 11/15/2031 (A)	50	48
2.050%, 02/15/2028 (A)	35	35
1.500%, 02/15/2026 (A)	550	550

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Verizon Communications
4.812%, 03/15/2039	$1,000	$1,212
4.672%, 03/15/2055	500	612
4.000%, 03/22/2050	500	545
3.700%, 03/22/2061	45	45
3.550%, 03/22/2051	55	56
3.400%, 03/22/2041	80	82
3.000%, 03/22/2027	300	322
3.000%, 11/20/2060	90	80
2.875%, 11/20/2050	400	363
2.650%, 11/20/2040	400	370
2.550%, 03/21/2031	55	55
2.100%, 03/22/2028	60	60
1.750%, 01/20/2031	100	94
1.450%, 03/20/2026	40	40
0.850%, 11/20/2025	100	99
0.750%, 03/22/2024	35	35
ViacomCBS
4.950%, 01/15/2031	300	353
4.950%, 05/19/2050	300	350
4.750%, 05/15/2025	300	340
4.200%, 05/19/2032	500	557
Walt Disney
6.650%, 11/15/2037	500	740
4.700%, 03/23/2050	500	632
4.625%, 03/23/2040	200	244
3.500%, 05/13/2040	500	534
3.350%, 03/24/2025	500	544

		26,260

Consumer Discretionary — 2.0%
Advance Auto Parts
1.750%, 10/01/2027	40	40
Amazon.com
1.500%, 06/03/2030	500	481
0.800%, 06/03/2025	500	501
0.400%, 06/03/2023	500	502
American Honda Finance MTN
1.200%, 07/08/2025	200	201
0.875%, 07/07/2023	635	641
0.400%, 10/21/2022	100	100
AutoZone
3.625%, 04/15/2025	500	545
BAT Capital
4.700%, 04/02/2027	300	338
3.984%, 09/25/2050	150	138
3.734%, 09/25/2040	295	275
2.726%, 03/25/2031	300	288
2.259%, 03/25/2028	200	196
BAT International Finance
1.668%, 03/25/2026	200	199

Adviser Managed Trust / Quarterly Report / April 30, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Best Buy
1.950%, 10/01/2030	$50	$48
Choice Hotels International
3.700%, 01/15/2031	605	641
Council of Europe Development Bank
1.375%, 02/27/2025	500	514
Diageo Capital
2.000%, 04/29/2030	200	196
1.375%, 09/29/2025	300	304
Dollar General
4.125%, 04/03/2050	300	336
DR Horton
2.600%, 10/15/2025	500	529
eBay
2.700%, 03/11/2030	200	203
Expedia Group
4.625%, 08/01/2027 (A)	615	691
3.600%, 12/15/2023 (A)	565	602
General Motors
6.800%, 10/01/2027	500	628
6.125%, 10/01/2025	500	593
5.400%, 10/02/2023	500	553
General Motors Financial
3.600%, 06/21/2030	50	53
2.750%, 06/20/2025	550	579
Home Depot
3.300%, 04/15/2040	300	318
2.700%, 04/15/2030	500	525
2.375%, 03/15/2051	300	261
1.375%, 03/15/2031	300	279
0.900%, 03/15/2028	95	91
Lowe’s
5.000%, 04/15/2040	300	375
3.500%, 04/01/2051	75	77
3.000%, 10/15/2050	15	14
2.625%, 04/01/2031	150	152
1.700%, 10/15/2030	20	19
1.300%, 04/15/2028	320	307
Marriott International
4.625%, 06/15/2030	300	337
3.500%, 10/15/2032	40	42
McDonald’s MTN
4.200%, 04/01/2050	500	576
3.625%, 09/01/2049	500	526
3.600%, 07/01/2030	200	220
2.125%, 03/01/2030	500	495
NIKE
2.850%, 03/27/2030	200	213
O’Reilly Automotive
1.750%, 03/15/2031	135	126
RELX Capital
3.000%, 05/22/2030	200	209

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Rockefeller Foundation
2.492%, 10/01/2050	$30	$29
Ross Stores
0.875%, 04/15/2026	100	98
Sands China
3.800%, 01/08/2026	500	529
Starbucks
4.450%, 08/15/2049	500	589
3.500%, 11/15/2050	300	306
2.550%, 11/15/2030	500	505
2.250%, 03/12/2030	200	198
Target
2.250%, 04/15/2025	500	526
TJX
1.600%, 05/15/2031	250	235
1.150%, 05/15/2028	250	238
Toyota Motor Credit MTN
3.375%, 04/01/2030	200	220
3.000%, 04/01/2025	300	323
1.800%, 02/13/2025	500	517
1.350%, 08/25/2023	300	307
1.150%, 05/26/2022	300	303
0.800%, 10/16/2025	50	50
0.350%, 10/14/2022	50	50
Trustees of the University of Pennsylvania
2.396%, 10/01/2050	180	166
Unilever Capital
1.375%, 09/14/2030	165	156
0.375%, 09/14/2023	100	100
VF
2.950%, 04/23/2030	500	521
2.800%, 04/23/2027	500	535
2.400%, 04/23/2025	500	524
Whirlpool
2.400%, 05/15/2031	15	15

		23,117

Consumer Staples — 1.6%
Altria Group
5.800%, 02/14/2039	500	604
4.450%, 05/06/2050	300	303
4.000%, 02/04/2061	75	69
3.700%, 02/04/2051	200	180
3.400%, 02/04/2041	85	78
2.450%, 02/04/2032	200	188
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	500	682
5.450%, 01/23/2039	500	631
4.500%, 06/01/2050	500	574
4.350%, 06/01/2040	800	904
Bunge Finance
1.630%, 08/17/2025	125	126

24	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Campbell Soup
2.375%, 04/24/2030	$500	$496
Clorox
1.800%, 05/15/2030	200	193
Coca-Cola
3.000%, 03/05/2051	20	20
2.950%, 03/25/2025	300	325
2.875%, 05/05/2041	50	50
2.250%, 01/05/2032	50	50
2.000%, 03/05/2031	65	64
1.650%, 06/01/2030	500	480
1.450%, 06/01/2027	500	502
Conagra Brands
4.600%, 11/01/2025	500	572
Constellation Brands
2.875%, 05/01/2030	200	207
Costco Wholesale
1.750%, 04/20/2032	500	482
1.600%, 04/20/2030	500	483
Estee Lauder
2.600%, 04/15/2030	500	519
General Mills
2.875%, 04/15/2030	200	208
Hershey
2.650%, 06/01/2050	500	465
Hormel Foods
1.800%, 06/11/2030	500	485
Ingredion
3.900%, 06/01/2050	200	215
Keurig Dr Pepper
3.350%, 03/15/2051	30	30
2.250%, 03/15/2031	40	39
0.750%, 03/15/2024	85	85
Kimberly-Clark
1.050%, 09/15/2027	125	122
Kroger
3.950%, 01/15/2050	500	548
1.700%, 01/15/2031	65	61
McCormick
2.500%, 04/15/2030	500	505
Mondelez International
2.750%, 04/13/2030	200	206
2.625%, 09/04/2050	100	87
0.625%, 07/01/2022	570	572
PepsiCo
2.750%, 03/19/2030	200	211
2.250%, 03/19/2025	500	528
1.625%, 05/01/2030	500	482
1.400%, 02/25/2031	40	38
0.750%, 05/01/2023	800	808
0.400%, 10/07/2023	25	25

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Philip Morris International
1.750%, 11/01/2030	$350	$330
1.125%, 05/01/2023	500	507
0.875%, 05/01/2026	350	344
Procter & Gamble
3.000%, 03/25/2030	200	217
1.950%, 04/23/2031	200	199
Sysco
5.650%, 04/01/2025	300	351
Walgreens Boots Alliance
4.100%, 04/15/2050	500	526
Walmart
3.400%, 06/26/2023	300	320
3.050%, 07/08/2026	500	548
2.850%, 07/08/2024	500	537

		18,381

Energy — 2.0%
Boardwalk Pipelines
3.400%, 02/15/2031	85	88
BP Capital Markets America
3.796%, 09/21/2025	500	554
3.633%, 04/06/2030	300	330
3.543%, 04/06/2027	500	549
3.194%, 04/06/2025	500	540
Canadian Natural Resources
2.950%, 07/15/2030	500	505
2.050%, 07/15/2025	500	510
Chevron
2.978%, 05/11/2040	500	503
1.995%, 05/11/2027	500	517
1.554%, 05/11/2025	500	512
1.141%, 05/11/2023	500	508
ConocoPhillips
2.400%, 02/15/2031 (A)	190	189
Diamondback Energy
4.750%, 05/31/2025	500	562
Ecopetrol
6.875%, 04/29/2030	500	606
5.875%, 05/28/2045	500	532
Energy Transfer
6.250%, 04/15/2049	500	596
4.750%, 01/15/2026	500	559
2.900%, 05/15/2025	500	525
Enterprise Products Operating LLC
3.700%, 01/31/2051	500	499
2.800%, 01/31/2030	200	206
Equinor
3.700%, 04/06/2050	500	540
3.625%, 04/06/2040	200	219
Exxon Mobil
4.227%, 03/19/2040	500	571

Adviser Managed Trust / Quarterly Report / April 30, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.482%, 03/19/2030	$300	$328
2.992%, 03/19/2025	500	538
2.610%, 10/15/2030	300	307
1.571%, 04/15/2023	500	513
HollyFrontier
2.625%, 10/01/2023	250	259
Kinder Morgan
5.550%, 06/01/2045	500	609
3.600%, 02/15/2051	250	239
3.250%, 08/01/2050	145	132
2.000%, 02/15/2031	140	131
Magellan Midstream Partners
3.250%, 06/01/2030	200	212
Marathon Petroleum
4.700%, 05/01/2025	500	563
MPLX
5.200%, 12/01/2047	300	348
4.250%, 12/01/2027	500	561
2.650%, 08/15/2030	115	113
ONEOK
7.150%, 01/15/2051	500	696
5.850%, 01/15/2026	300	353
4.500%, 03/15/2050	500	521
2.200%, 09/15/2025	300	308
Phillips 66
3.850%, 04/09/2025	500	548
2.150%, 12/15/2030	500	476
Pioneer Natural Resources
1.900%, 08/15/2030	200	187
Sabine Pass Liquefaction
4.500%, 05/15/2030	500	563
Shell International Finance BV
3.250%, 04/06/2050	550	550
2.750%, 04/06/2030	510	530
2.375%, 04/06/2025	500	528
0.375%, 09/15/2023	250	250
Suncor Energy
3.100%, 05/15/2025	500	536
Total Capital International
3.127%, 05/29/2050	300	288
TransCanada PipeLines
4.100%, 04/15/2030	300	337
Valero Energy
2.700%, 04/15/2023	500	520
1.200%, 03/15/2024	250	251
Williams
3.500%, 11/15/2030	200	213

		23,228

Financials — 8.8%
Aflac
1.125%, 03/15/2026	105	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
African Development Bank
0.750%, 04/03/2023	$500	$505
Allstate
1.450%, 12/15/2030	200	187
0.750%, 12/15/2025	125	124
Ally Financial
1.450%, 10/02/2023	565	574
American Express
3.700%, 08/03/2023	500	536
3.400%, 02/22/2024	500	540
2.500%, 07/30/2024	500	531
American Financial Group
5.250%, 04/02/2030	300	363
American International Group
4.375%, 06/30/2050	200	230
3.400%, 06/30/2030	500	534
2.500%, 06/30/2025	300	316
Andina de Fomento
1.625%, 09/23/2025	500	503
Aon
2.800%, 05/15/2030	500	516
2.200%, 11/15/2022	300	308
Arch Capital Group
3.635%, 06/30/2050	35	36
Ares Capital
3.875%, 01/15/2026	300	320
Asian Development Bank
1.625%, 01/24/2023	500	512
0.625%, 04/29/2025	1,000	997
Asian Development Bank MTN
1.875%, 07/19/2022	1,000	1,020
1.875%, 01/24/2030	500	509
1.000%, 04/14/2026	100	100
0.500%, 02/04/2026	250	246
0.250%, 07/14/2023	45	45
Asian Infrastructure Investment Bank
0.250%, 09/29/2023	335	335
Athene Holding
6.150%, 04/03/2030	300	372
3.500%, 01/15/2031	100	105
Banco Santander
3.490%, 05/28/2030	500	529
2.746%, 05/28/2025	200	211
Bancolombia
3.000%, 01/29/2025	300	308
Bank of America
3.483%, VAR United States Secured Overnight Financing Rate+1.650%, 03/13/2052	200	205
3.311%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/2042	100	102

26	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.687%, VAR United States Secured Overnight Financing Rate+1.320%, 04/22/2032	$100	$101
2.651%, VAR United States Secured Overnight Financing Rate+1.220%, 03/11/2032	200	202
2.592%, VAR United States Secured Overnight Financing Rate+2.150%, 04/29/2031	500	503
1.734%, VAR United States Secured Overnight Financing Rate+0.960%, 07/22/2027	100	101
1.658%, VAR United States Secured Overnight Financing Rate+0.910%, 03/11/2027	200	202
0.976%, VAR United States Secured Overnight Financing Rate+0.690%, 04/22/2025	100	100
Bank of America MTN
4.100%, 07/24/2023	500	540
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	200	224
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/2040	700	789
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	200	208
2.831%, VAR United States Secured Overnight Financing Rate+1.880%, 10/24/2051	50	46
2.676%, VAR United States Secured Overnight Financing Rate+1.930%, 06/19/2041	500	469
2.015%, VAR ICE LIBOR USD 3 Month+0.640%, 02/13/2026	500	516
1.922%, VAR United States Secured Overnight Financing Rate+1.370%, 10/24/2031	200	190
1.898%, VAR United States Secured Overnight Financing Rate+1.530%, 07/23/2031	200	190
1.486%, VAR United States Secured Overnight Financing Rate+1.460%, 05/19/2024	800	813
1.319%, VAR United States Secured Overnight Financing Rate+1.150%, 06/19/2026	500	501
1.197%, VAR United States Secured Overnight Financing Rate+1.010%, 10/24/2026	200	199
0.810%, VAR United States Secured Overnight Financing Rate+0.740%, 10/24/2024	200	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of Montreal MTN
3.300%, 02/05/2024	$500	$538
1.850%, 05/01/2025	300	309
Bank of New York Mellon MTN
2.100%, 10/24/2024	500	527
1.650%, 07/14/2028	100	100
1.650%, 01/28/2031	200	192
1.600%, 04/24/2025	300	309
Bank of Nova Scotia
3.400%, 02/11/2024	500	539
2.200%, 02/03/2025	300	313
1.950%, 02/01/2023	300	309
1.625%, 05/01/2023	300	307
Barclays
3.811%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.700%, 03/10/2042	200	200
2.852%, VAR United States Secured Overnight Financing Rate+2.714%, 05/07/2026	300	316
2.667%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.200%, 03/10/2032	200	197
2.645%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.900%, 06/24/2031	500	497
1.700%, 05/12/2022	200	203
1.007%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.800%, 12/10/2024	290	290
Berkshire Hathaway Finance
2.850%, 10/15/2050	265	251
2.500%, 01/15/2051	280	249
1.450%, 10/15/2030	315	299
BlackRock
1.900%, 01/28/2031	300	293
Blackstone Secured Lending Fund
2.750%, 09/16/2026 (A)	100	101
Brighthouse Financial
5.625%, 05/15/2030	300	358
4.700%, 06/22/2047	500	520
3.700%, 06/22/2027	500	541
Brookfield Finance
4.850%, 03/29/2029	200	232
3.500%, 03/30/2051	150	147
Brown & Brown
2.375%, 03/15/2031	35	34
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	500	537
0.950%, 06/23/2023	500	505
Capital One Financial
3.800%, 01/31/2028	500	556
2.600%, 05/11/2023	300	312

Adviser Managed Trust / Quarterly Report / April 30, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cboe Global Markets
1.625%, 12/15/2030	$100	$94
Charles Schwab
4.200%, 03/24/2025	500	560
Chubb INA Holdings
1.375%, 09/15/2030	325	302
CI Financial
3.200%, 12/17/2030	65	66
Citigroup
8.125%, 07/15/2039	200	334
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	700	909
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	200	229
3.106%, VAR United States Secured Overnight Financing Rate+2.842%, 04/08/2026	800	858
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	500	521
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	500	501
2.561%, VAR United States Secured Overnight Financing Rate+1.167%, 05/01/2032	165	165
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	300	307
0.981%, VAR United States Secured Overnight Financing Rate+0.669%, 05/01/2025	150	150
0.776%, VAR United States Secured Overnight Financing Rate+0.686%, 10/30/2024	150	150
Citizens Bank
2.250%, 04/28/2025	500	521
Citizens Financial Group
3.250%, 04/30/2030	500	533
CNA Financial
2.050%, 08/15/2030	65	62
Cooperatieve Rabobank
4.625%, 12/01/2023	500	549
Credit Suisse NY
2.950%, 04/09/2025	300	320
1.000%, 05/05/2023	500	505
Deutsche Bank NY
3.961%, VAR United States Secured Overnight Financing Rate+2.581%, 11/26/2025	500	542

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.222%, VAR United States Secured Overnight Financing Rate+2.159%, 09/18/2024	$250	$257
Equitable Holdings
5.000%, 04/20/2048	500	610
4.350%, 04/20/2028	500	564
European Bank for Reconstruction & Development MTN
0.250%, 07/10/2023	700	699
European Investment Bank
1.375%, 05/15/2023	500	511
1.250%, 02/14/2031	520	498
0.875%, 05/17/2030	500	468
0.625%, 07/25/2025	1,000	993
0.375%, 12/15/2025	200	196
Everest Reinsurance Holdings
3.500%, 10/15/2050	100	100
Fairfax Financial Holdings
4.625%, 04/29/2030	300	330
Fidelity National Financial
2.450%, 03/15/2031	150	147
Franklin Resources
1.600%, 10/30/2030	100	94
FS KKR Capital
3.400%, 01/15/2026	200	204
Globe Life
2.150%, 08/15/2030	250	243
Goldman Sachs Group
5.150%, 05/22/2045	500	642
3.625%, 02/20/2024	500	539
3.500%, 04/01/2025	500	544
3.210%, VAR United States Secured Overnight Financing Rate+1.513%, 04/22/2042	90	91
2.615%, VAR United States Secured Overnight Financing Rate+1.281%, 04/22/2032	105	105
1.992%, VAR United States Secured Overnight Financing Rate+1.090%, 01/27/2032	225	214
1.431%, VAR United States Secured Overnight Financing Rate+0.798%, 03/09/2027	200	199
1.093%, VAR United States Secured Overnight Financing Rate+0.789%, 12/09/2026	400	394
0.855%, VAR United States Secured Overnight Financing Rate+0.609%, 02/12/2026	165	164
0.673%, VAR United States Secured Overnight Financing Rate+0.572%, 03/08/2024	250	250

28	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.627%, VAR United States Secured Overnight Financing Rate+0.538%, 11/17/2023	$570	$571
0.523%, 03/08/2023	155	155
0.481%, 01/27/2023	500	500
Hanover Insurance Group
2.500%, 09/01/2030	15	15
HSBC Holdings
4.950%, 03/31/2030	200	236
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025	500	539
2.848%, VAR United States Secured Overnight Financing Rate+2.387%, 06/04/2031	500	505
2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/2026	300	307
2.013%, VAR United States Secured Overnight Financing Rate+1.732%, 09/22/2028	200	198
1.589%, VAR United States Secured Overnight Financing Rate+1.290%, 05/24/2027	420	417
ING Groep
3.550%, 04/09/2024	500	540
Inter-American Development Bank
0.625%, 07/15/2025	1,000	994
0.625%, 09/16/2027	500	479
0.500%, 05/24/2023	400	402
0.250%, 11/15/2023	500	499
Intercontinental Exchange
3.000%, 06/15/2050	200	186
3.000%, 09/15/2060	160	144
2.650%, 09/15/2040	165	154
1.850%, 09/15/2032	165	153
0.700%, 06/15/2023	110	111
International Bank for Reconstruction & Development
2.500%, 07/29/2025	1,000	1,072
1.250%, 02/10/2031	500	478
0.875%, 05/14/2030	500	467
0.750%, 11/24/2027	230	222
0.500%, 10/28/2025	800	789
0.250%, 11/24/2023	125	125
International Bank for Reconstruction & Development MTN
1.375%, 04/20/2028	650	649
International Finance MTN
0.750%, 08/27/2030	500	459
0.375%, 07/16/2025	145	143
Jefferies Group
5.125%, 01/20/2023	500	538

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
4.493%, VAR United States Secured Overnight Financing Rate+3.790%, 03/24/2031	$200	$232
3.328%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/2052	70	70
3.157%, VAR United States Secured Overnight Financing Rate+1.460%, 04/22/2042	100	100
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	800	776
3.109%, VAR United States Secured Overnight Financing Rate+2.460%, 04/22/2041	700	698
2.956%, VAR United States Secured Overnight Financing Rate+2.515%, 05/13/2031	300	308
2.580%, VAR United States Secured Overnight Financing Rate+1.250%, 04/22/2032	75	75
2.525%, VAR United States Secured Overnight Financing Rate+1.510%, 11/19/2041	750	684
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	500	505
2.182%, VAR United States Secured Overnight Financing Rate+1.890%, 06/01/2028	300	306
2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/2026	500	516
1.764%, VAR United States Secured Overnight Financing Rate+1.105%, 11/19/2031	450	423
1.578%, VAR United States Secured Overnight Financing Rate+0.885%, 04/22/2027	65	65
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	800	815
1.045%, VAR United States Secured Overnight Financing Rate+0.800%, 11/19/2026	250	246
0.697%, VAR United States Secured Overnight Financing Rate+0.580%, 03/16/2024	200	201
Kemper
2.400%, 09/30/2030	50	48
KeyBank
1.250%, 03/10/2023	300	304

Adviser Managed Trust / Quarterly Report / April 30, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Korea Development Bank
3.375%, 03/12/2023	$260	$274
0.500%, 10/27/2023	200	200
Kreditanstalt fuer Wiederaufbau
2.625%, 02/28/2024	500	531
2.375%, 12/29/2022	500	518
0.625%, 01/22/2026	1,300	1,285
0.250%, 10/19/2023	750	749
0.250%, 03/08/2024	325	324
Landwirtschaftliche Rentenbank
0.875%, 03/30/2026	40	40
0.500%, 05/27/2025	500	496
Lloyds Banking Group
4.050%, 08/16/2023	500	539
3.900%, 03/12/2024	500	543
0.695%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.550%, 05/11/2024	200	200
Manulife Financial
2.484%, 05/19/2027	300	314
Marsh & McLennan
3.875%, 03/15/2024	500	545
2.250%, 11/15/2030	200	199
MetLife
4.550%, 03/23/2030	200	235
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	500	548
3.407%, 03/07/2024	500	537
2.801%, 07/18/2024	500	529
2.193%, 02/25/2025	500	519
Mizuho Financial Group
2.226%, VAR ICE LIBOR USD 3 Month+0.830%, 05/25/2026	300	309
1.241%, VAR United States Secured Overnight Financing Rate+1.252%, 07/10/2024	500	506
Moody’s
2.550%, 08/18/2060	250	204
Morgan Stanley
3.217%, VAR United States Secured Overnight Financing Rate+1.485%, 04/22/2042	145	147
1.593%, VAR United States Secured Overnight Financing Rate+0.879%, 05/04/2027	245	246
0.985%, VAR United States Secured Overnight Financing Rate+0.720%, 12/10/2026	250	245
0.731%, VAR United States Secured Overnight Financing Rate+0.616%, 04/05/2024	480	481

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
5.597%, VAR United States Secured Overnight Financing Rate+4.840%, 03/24/2051	$700	$979
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	200	219
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	500	528
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	300	312
1.794%, VAR United States Secured Overnight Financing Rate+1.034%, 02/13/2032	375	351
0.864%, VAR United States Secured Overnight Financing Rate+0.745%, 10/21/2025	345	344
0.560%, VAR United States Secured Overnight Financing Rate+0.466%, 11/10/2023	450	450
MUFG Union Bank
2.100%, 12/09/2022	300	308
Nasdaq
0.445%, 12/21/2022	80	80
National Australia Bank
1.875%, 12/13/2022	300	308
National Bank of Canada MTN
2.100%, 02/01/2023	300	308
Natwest Group
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/2025	500	545
3.875%, 09/12/2023	500	536
3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.550%, 05/22/2028	300	313
Nomura Holdings
3.103%, 01/16/2030	200	205
2.648%, 01/16/2025	300	314
Nordic Investment Bank
0.375%, 09/11/2025	500	491
Northern Trust
1.950%, 05/01/2030	300	295
Oesterreichische Kontrollbank
1.500%, 02/12/2025	500	515
0.375%, 09/17/2025	90	88
Oesterreichische Kontrollbank MTN
2.875%, 03/13/2023	500	525
Owl Rock Capital
4.250%, 01/15/2026	100	108
2.625%, 01/15/2027	100	99

30	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PartnerRe Finance B
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.815%, 10/01/2050	$100	$103
PNC Financial Services Group
3.500%, 01/23/2024	500	539
2.307%, VAR United States Secured Overnight Financing Rate+0.979%, 04/23/2032	265	264
Progressive
3.950%, 03/26/2050	200	231
Prudential
3.125%, 04/14/2030	300	319
Prudential Financial MTN
3.000%, 03/10/2040	1,000	1,001
1.500%, 03/10/2026	300	305
Regions Financial
3.800%, 08/14/2023	500	536
Royal Bank of Canada MTN
1.950%, 01/17/2023	300	309
1.600%, 04/17/2023	300	308
1.150%, 06/10/2025	500	503
0.500%, 10/26/2023	35	35
S&P Global
2.300%, 08/15/2060	95	78
1.250%, 08/15/2030	75	69
Santander Holdings USA
3.450%, 06/02/2025	500	536
Sumitomo Mitsui Financial Group
2.696%, 07/16/2024	500	528
2.348%, 01/15/2025	300	313
2.130%, 07/08/2030	400	393
1.474%, 07/08/2025	500	504
SVB Financial Group
1.800%, 02/02/2031	65	60
Svensk Exportkredit MTN
0.750%, 04/06/2023	500	504
0.625%, 05/14/2025	500	497
Toronto-Dominion Bank MTN
1.150%, 06/12/2025	500	502
0.550%, 03/04/2024	250	250
Truist Bank
3.200%, 04/01/2024	500	537
1.500%, 03/10/2025	800	817
1.250%, 03/09/2023	300	305
Truist Financial MTN
3.750%, 12/06/2023	500	541
2.500%, 08/01/2024	500	528
Unum Group
4.500%, 03/15/2025	500	560
US Bancorp
2.400%, 07/30/2024	500	529

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.450%, 05/12/2025	$300	$306
US Bancorp MTN
1.375%, 07/22/2030	50	47
US Bank
2.050%, 01/21/2025	300	313
1.950%, 01/09/2023	300	308
W R Berkley
4.000%, 05/12/2050	30	33
Wells Fargo
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	800	789
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	300	311
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate+4.502%, 04/04/2051	800	1,034
4.478%, VAR United States Secured Overnight Financing Rate+4.032%, 04/04/2031	300	347
3.750%, 01/24/2024	500	541
2.879%, VAR United States Secured Overnight Financing Rate+1.432%, 10/30/2030	200	207
2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/2028	300	309
1.654%, VAR United States Secured Overnight Financing Rate+1.600%, 06/02/2024	500	511
Westpac Banking
4.421%, 07/24/2039	200	228
3.300%, 02/26/2024	500	539
2.963%, 11/16/2040	530	498
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.750%, 11/15/2035	40	38
2.650%, 01/16/2030	500	527

		102,525

Health Care — 2.8%
Abbott Laboratories
1.400%, 06/30/2030	540	509
1.150%, 01/30/2028	45	44
AbbVie
4.850%, 06/15/2044	500	609
4.550%, 03/15/2035	500	592
4.250%, 11/21/2049	500	568
4.050%, 11/21/2039	500	559
Agilent Technologies
2.100%, 06/04/2030	300	292

Adviser Managed Trust / Quarterly Report / April 30, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AHS Hospital
2.780%, 07/01/2051	$40	$38
AmerisourceBergen
2.700%, 03/15/2031	200	201
0.737%, 03/15/2023	105	105
Amgen
3.150%, 02/21/2040	500	501
2.300%, 02/25/2031	400	395
1.900%, 02/21/2025	500	517
Anthem
3.600%, 03/15/2051	30	31
2.550%, 03/15/2031	50	50
1.500%, 03/15/2026	50	50
AstraZeneca
2.125%, 08/06/2050	140	114
1.375%, 08/06/2030	300	276
0.700%, 04/08/2026	300	291
Banner Health
2.338%, 01/01/2030	200	201
1.897%, 01/01/2031	100	97
Baylor Scott & White Holdings
1.777%, 11/15/2030	20	19
Becton Dickinson
3.794%, 05/20/2050	300	319
2.823%, 05/20/2030	400	413
Biogen
2.250%, 05/01/2030	200	194
Bon Secours Mercy Health
2.095%, 06/01/2031	100	98
Boston Scientific
2.650%, 06/01/2030	500	506
1.900%, 06/01/2025	300	311
Bristol-Myers Squibb
4.550%, 02/20/2048	500	615
4.125%, 06/15/2039	800	934
2.900%, 07/26/2024	192	206
2.550%, 11/13/2050	230	206
2.350%, 11/13/2040	320	296
1.450%, 11/13/2030	30	28
0.750%, 11/13/2025	50	50
0.537%, 11/13/2023	335	335
Cigna
4.800%, 08/15/2038	1,000	1,207
4.500%, 02/25/2026	300	342
3.400%, 03/15/2050	500	496
3.200%, 03/15/2040	500	505
2.375%, 03/15/2031	60	59
1.250%, 03/15/2026	65	65
CommonSpirit Health
3.910%, 10/01/2050	75	79
2.782%, 10/01/2030	50	51
1.547%, 10/01/2025	35	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CVS Health
4.125%, 04/01/2040	$500	$552
3.625%, 04/01/2027	500	553
1.875%, 02/28/2031	255	241
1.300%, 08/21/2027	400	390
Danaher
2.600%, 10/01/2050	190	169
DENTSPLY SIRONA
3.250%, 06/01/2030	200	210
Eli Lilly
3.950%, 03/15/2049	500	570
2.250%, 05/15/2050	500	424
Gilead Sciences
2.800%, 10/01/2050	200	178
2.600%, 10/01/2040	200	184
1.650%, 10/01/2030	95	89
1.200%, 10/01/2027	120	116
0.750%, 09/29/2023	235	235
Hackensack Meridian Health
2.675%, 09/01/2041	100	94
HCA
5.125%, 06/15/2039	1,000	1,212
Humana
4.500%, 04/01/2025	300	338
Integris Baptist Medical Center
3.875%, 08/15/2050	100	109
Johnson & Johnson
2.450%, 09/01/2060	165	146
2.250%, 09/01/2050	250	222
2.100%, 09/01/2040	165	150
1.300%, 09/01/2030	175	166
0.950%, 09/01/2027	155	151
0.550%, 09/01/2025	125	124
McKesson
0.900%, 12/03/2025	145	143
Merck
3.900%, 03/07/2039	500	572
2.350%, 06/24/2040	500	463
1.450%, 06/24/2030	300	285
0.750%, 02/24/2026	300	298
New York and Presbyterian Hospital
2.606%, 08/01/2060	40	36
Novartis Capital
1.750%, 02/14/2025	500	516
Orlando Health Obligated Group
3.327%, 10/01/2050	25	25
PeaceHealth Obligated Group
1.375%, 11/15/2025	25	25
PerkinElmer
3.625%, 03/15/2051	30	31
2.550%, 03/15/2031	85	85

32	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Perrigo Finance Unlimited
3.150%, 06/15/2030	$200	$199
Pfizer
4.000%, 03/15/2049	500	579
2.700%, 05/28/2050	300	279
2.625%, 04/01/2030	200	209
2.550%, 05/28/2040	300	288
1.700%, 05/28/2030	400	389
0.800%, 05/28/2025	500	500
Quest Diagnostics
2.800%, 06/30/2031	200	205
Regeneron Pharmaceuticals
1.750%, 09/15/2030	35	33
Royalty Pharma
3.550%, 09/02/2050 (A)	30	28
3.300%, 09/02/2040 (A)	30	29
2.200%, 09/02/2030 (A)	40	38
1.200%, 09/02/2025 (A)	70	69
0.750%, 09/02/2023 (A)	55	55
Smith & Nephew
2.032%, 10/14/2030	50	48
Stryker
1.950%, 06/15/2030	400	387
1.150%, 06/15/2025	500	501
Sutter Health
3.361%, 08/15/2050	55	56
2.294%, 08/15/2030	55	55
Takeda Pharmaceutical
3.375%, 07/09/2060	500	481
3.025%, 07/09/2040	500	488
2.050%, 03/31/2030	200	193
Texas Health Resources
2.328%, 11/15/2050	65	56
Thermo Fisher Scientific
4.133%, 03/25/2025	300	334
Trinity Health
2.632%, 12/01/2040	25	24
UnitedHealth Group
3.500%, 08/15/2039	500	540
3.125%, 05/15/2060	300	293
2.750%, 05/15/2040	800	780
1.250%, 01/15/2026	500	504
Universal Health Services
2.650%, 10/15/2030 (A)	250	243
Viatris
4.000%, 06/22/2050 (A)	500	496
3.850%, 06/22/2040 (A)	500	510
2.700%, 06/22/2030 (A)	200	198
1.650%, 06/22/2025 (A)	500	505

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Zoetis
2.000%, 05/15/2030	$200	$194

		32,297

Industrials — 2.4%
3M
3.050%, 04/15/2030	200	215
2.650%, 04/15/2025	300	320
AerCap Ireland Capital DAC
4.875%, 01/16/2024	500	548
4.500%, 09/15/2023	650	700
Air Lease
3.375%, 07/01/2025	25	27
Air Lease MTN
2.875%, 01/15/2026	120	125
2.300%, 02/01/2025	500	514
Boeing
5.705%, 05/01/2040	800	991
5.040%, 05/01/2027	500	574
4.875%, 05/01/2025	500	561
4.508%, 05/01/2023	500	534
3.950%, 08/01/2059	500	484
3.625%, 02/01/2031	30	32
3.250%, 02/01/2028	50	52
2.750%, 02/01/2026	50	52
1.950%, 02/01/2024	30	31
Burlington Northern Santa Fe
3.300%, 09/15/2051	100	102
Canadian Pacific Railway
2.050%, 03/05/2030	200	194
Carrier Global
3.577%, 04/05/2050	500	502
3.377%, 04/05/2040	500	504
2.242%, 02/15/2025	500	521
Caterpillar
2.600%, 04/09/2030	200	209
Caterpillar Financial Services
0.650%, 07/07/2023	600	604
Caterpillar Financial Services MTN
1.450%, 05/15/2025	500	512
0.950%, 05/13/2022	300	302
0.800%, 11/13/2025	330	327
CNH Industrial Capital
1.950%, 07/02/2023	515	529
CSX
3.800%, 04/15/2050	500	539
2.500%, 05/15/2051	290	250
Cummins
1.500%, 09/01/2030	250	236
Deere
2.750%, 04/15/2025	300	322

Adviser Managed Trust / Quarterly Report / April 30, 2021	33

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Emerson Electric
0.875%, 10/15/2026	$165	$162
Equifax
3.100%, 05/15/2030	200	210
FedEx
5.250%, 05/15/2050	300	389
Flowserve
3.500%, 10/01/2030	70	72
GATX
1.900%, 06/01/2031	250	232
GE Capital Funding
4.400%, 05/15/2030 (A)	200	227
3.450%, 05/15/2025 (A)	500	542
General Dynamics
4.250%, 04/01/2040	500	597
3.250%, 04/01/2025	300	326
General Electric
4.350%, 05/01/2050	500	556
4.250%, 05/01/2040	1,000	1,116
Honeywell International
1.950%, 06/01/2030	300	298
1.350%, 06/01/2025	500	510
Hubbell
2.300%, 03/15/2031	60	59
JetBlue Pass-Through Trust, Ser 2020-1, Cl A
4.000%, 11/15/2032	25	27
John Deere Capital
1.450%, 01/15/2031	285	268
0.700%, 01/15/2026	400	396
John Deere Capital MTN
0.400%, 10/10/2023	290	291
Johnson Controls International
1.750%, 09/15/2030	85	80
L3Harris Technologies
3.850%, 12/15/2026	500	558
Leidos
4.375%, 05/15/2030 (A)	300	335
Lockheed Martin
1.850%, 06/15/2030	500	491
Masco
2.000%, 10/01/2030	250	241
Norfolk Southern
3.155%, 05/15/2055	100	96
3.050%, 05/15/2050	500	479
Northrop Grumman
5.150%, 05/01/2040	500	635
Otis Worldwide
3.112%, 02/15/2040	200	200
2.056%, 04/05/2025	250	260
PACCAR Financial MTN
0.800%, 06/08/2023	500	504

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Quanta Services
2.900%, 10/01/2030	$250	$257
Raytheon Technologies
3.125%, 07/01/2050	300	291
2.250%, 07/01/2030	300	298
Republic Services
1.750%, 02/15/2032	300	278
Roper Technologies
2.000%, 06/30/2030	500	481
Southwest Airlines
5.250%, 05/04/2025	300	344
4.750%, 05/04/2023	800	865
Stanley Black & Decker
2.750%, 11/15/2050	350	322
Union Pacific
3.839%, 03/20/2060	500	533
3.799%, 04/06/2071 (A)	500	518
2.973%, 09/16/2062 (A)	100	91
2.150%, 02/05/2027	500	519
United Airlines Pass-Through Trust, Ser 2020-1, Cl A
5.875%, 10/15/2027	285	316
United Airlines Pass-Through Trust, Ser 2020-1, Cl B
4.875%, 01/15/2026	49	51
United Parcel Service
5.300%, 04/01/2050	500	692
5.200%, 04/01/2040	300	392
Waste Management
2.000%, 06/01/2029	50	50
0.750%, 11/15/2025	300	296
Xylem
2.250%, 01/30/2031	175	171

		28,335

Information Technology — 2.3%
Amdocs
2.538%, 06/15/2030	550	540
Apple
3.850%, 05/04/2043	500	575
2.800%, 02/08/2061	200	183
2.650%, 05/11/2050	300	278
2.650%, 02/08/2051	200	185
2.375%, 02/08/2041	200	188
1.650%, 05/11/2030	500	485
1.650%, 02/08/2031	200	192
1.200%, 02/08/2028	200	195
1.125%, 05/11/2025	500	506
0.750%, 05/11/2023	500	505
0.700%, 02/08/2026	200	197
Automatic Data Processing
3.375%, 09/15/2025	500	551

34	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.250%, 09/01/2030	$40	$37
Broadcom
4.150%, 11/15/2030	200	219
4.110%, 09/15/2028	300	331
3.459%, 09/15/2026	500	542
3.419%, 04/15/2033 (A)	300	304
Citrix Systems
1.250%, 03/01/2026	135	134
Dell International
5.850%, 07/15/2025 (A)	500	586
Fidelity National Information Services
3.100%, 03/01/2041	15	15
2.250%, 03/01/2031	100	98
1.650%, 03/01/2028	35	34
1.150%, 03/01/2026	55	54
0.600%, 03/01/2024	35	35
0.375%, 03/01/2023	40	40
Fiserv
4.400%, 07/01/2049	500	584
2.650%, 06/01/2030	300	305
Flex
4.875%, 05/12/2030	415	478
Global Payments
4.150%, 08/15/2049	500	555
2.900%, 05/15/2030	200	205
Hewlett Packard Enterprise
4.650%, 10/01/2024	300	336
4.450%, 10/02/2023	300	326
1.750%, 04/01/2026	50	51
1.450%, 04/01/2024	550	561
HP
2.200%, 06/17/2025	500	520
Intel
4.600%, 03/25/2040	300	365
3.400%, 03/25/2025	800	876
3.100%, 02/15/2060	500	478
International Business Machines
4.250%, 05/15/2049	500	586
4.150%, 05/15/2039	500	578
1.950%, 05/15/2030	200	196
1.700%, 05/15/2027	500	506
Intuit
0.950%, 07/15/2025	500	501
Jabil
1.700%, 04/15/2026	65	65
Juniper Networks
2.000%, 12/10/2030	125	117
Lam Research
2.875%, 06/15/2050	300	288
1.900%, 06/15/2030	500	489
Mastercard
3.650%, 06/01/2049	500	556

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Micron Technology
2.497%, 04/24/2023	$500	$518
Microsoft
2.921%, 03/17/2052	1,000	996
2.875%, 02/06/2024	500	532
2.675%, 06/01/2060	500	461
Motorola Solutions
2.300%, 11/15/2030	250	241
NetApp
2.700%, 06/22/2030	500	506
1.875%, 06/22/2025	500	513
NVIDIA
3.500%, 04/01/2040	300	328
2.850%, 04/01/2030	200	212
NXP BV
3.150%, 05/01/2027 (A)	300	321
2.700%, 05/01/2025 (A)	300	317
Oracle
4.100%, 03/25/2061	95	99
3.950%, 03/25/2051	120	125
3.650%, 03/25/2041	120	122
3.600%, 04/01/2040	500	511
3.600%, 04/01/2050	500	492
2.950%, 04/01/2030	200	207
2.875%, 03/25/2031	75	76
2.500%, 04/01/2025	500	528
2.300%, 03/25/2028	105	107
1.650%, 03/25/2026	70	71
PayPal Holdings
3.250%, 06/01/2050	300	303
1.650%, 06/01/2025	500	514
1.350%, 06/01/2023	500	509
QUALCOMM
2.150%, 05/20/2030	200	200
Texas Instruments
1.375%, 03/12/2025	500	512
Visa
2.050%, 04/15/2030	200	202
2.000%, 08/15/2050	100	83
1.100%, 02/15/2031	200	185
0.750%, 08/15/2027	95	92
Western Union
2.750%, 03/15/2031	100	97
1.350%, 03/15/2026	100	99

		26,610

Materials — 0.6%
Air Products and Chemicals
2.700%, 05/15/2040	300	292
Dow Chemical
3.600%, 11/15/2050	500	510
2.100%, 11/15/2030	500	482

Adviser Managed Trust / Quarterly Report / April 30, 2021	35

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DuPont de Nemours
2.169%, 05/01/2023	$800	$803
Ecolab
2.125%, 08/15/2050	200	166
1.300%, 01/30/2031	160	147
EI du Pont de Nemours
1.700%, 07/15/2025	200	206
Linde
2.000%, 08/10/2050	95	78
1.100%, 08/10/2030	150	139
LYB International Finance III
4.200%, 10/15/2049	500	544
4.200%, 05/01/2050	200	218
3.800%, 10/01/2060	30	29
3.625%, 04/01/2051	40	40
3.375%, 10/01/2040	30	30
2.875%, 05/01/2025	200	213
2.250%, 10/01/2030	25	24
1.250%, 10/01/2025	20	20
Newmont
2.250%, 10/01/2030	400	392
Nucor
2.700%, 06/01/2030	400	411
2.000%, 06/01/2025	200	207
Nutrien
3.950%, 05/13/2050	200	222
1.900%, 05/13/2023	300	308
PPG Industries
2.550%, 06/15/2030	200	204
Reliance Steel & Aluminum
1.300%, 08/15/2025	85	85
Sherwin-Williams
3.300%, 05/15/2050	200	200
Steel Dynamics
3.250%, 10/15/2050	65	62
1.650%, 10/15/2027	40	39
Suzano Austria GmbH
3.750%, 01/15/2031	250	256
Vale Overseas
3.750%, 07/08/2030	225	237

		6,564

Real Estate — 0.9%
Alexandria Real Estate Equities
4.900%, 12/15/2030	300	361
3.000%, 05/18/2051	100	94
1.875%, 02/01/2033	70	64
American Tower
3.100%, 06/15/2050	250	233
1.875%, 10/15/2030	250	237
1.300%, 09/15/2025	500	501

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Boston Properties
3.250%, 01/30/2031	$400	$419
2.900%, 03/15/2030	500	509
Brixmor Operating Partnership
4.050%, 07/01/2030	150	165
Corporate Office Properties
2.250%, 03/15/2026	285	292
Crown Castle International
3.300%, 07/01/2030	200	212
2.900%, 04/01/2041	100	93
2.250%, 01/15/2031	500	485
1.350%, 07/15/2025	500	502
1.050%, 07/15/2026	100	97
CubeSmart
2.000%, 02/15/2031	65	62
CyrusOne
2.150%, 11/01/2030	50	47
Duke Realty
1.750%, 02/01/2031	140	132
Equinix
1.250%, 07/15/2025	500	499
1.000%, 09/15/2025	250	246
Essex Portfolio
1.700%, 03/01/2028	165	160
Federal Realty Investment Trust
1.250%, 02/15/2026	250	249
GLP Capital
4.000%, 01/15/2031	50	53
Healthcare Realty Trust
2.050%, 03/15/2031	65	62
Healthcare Trust of America Holdings
2.000%, 03/15/2031	110	104
Highwoods Realty
2.600%, 02/01/2031	65	64
Host Hotels & Resorts
3.500%, 09/15/2030	145	149
Kilroy Realty
2.500%, 11/15/2032	200	192
Kimco Realty
2.700%, 10/01/2030	200	202
1.900%, 03/01/2028	100	99
Life Storage
2.200%, 10/15/2030	45	43
National Retail Properties
3.500%, 04/15/2051	70	70
Office Properties Income Trust
4.500%, 02/01/2025	100	107
Omega Healthcare Investors
3.375%, 02/01/2031	250	253
Piedmont Operating Partnership
3.150%, 08/15/2030	100	98

36	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Prologis
2.250%, 04/15/2030	$300	$300
2.125%, 04/15/2027	300	310
Public Storage
0.875%, 02/15/2026	50	49
Realty Income
3.875%, 04/15/2025	500	552
3.250%, 01/15/2031	140	150
Retail Properties of America
4.750%, 09/15/2030	250	271
Simon Property Group
2.650%, 07/15/2030	250	253
2.200%, 02/01/2031	300	291
1.750%, 02/01/2028	300	294
Spirit Realty
3.200%, 02/15/2031	200	205
STORE Capital
2.750%, 11/18/2030	50	50
UDR MTN
2.100%, 06/15/2033	200	186
VEREIT Operating Partnership
3.400%, 01/15/2028	25	27
2.850%, 12/15/2032	65	67
2.200%, 06/15/2028	65	65
Welltower
2.800%, 06/01/2031	400	406
WP Carey
2.400%, 02/01/2031	150	145

		10,776

Utilities — 2.3%
AEP Texas
2.100%, 07/01/2030	300	291
AES
2.450%, 01/15/2031 (A)	150	145
1.375%, 01/15/2026 (A)	115	113
Alabama Power
1.450%, 09/15/2030	100	94
Ameren Illinois
1.550%, 11/15/2030	375	354
American Electric Power
1.000%, 11/01/2025	500	494
0.750%, 11/01/2023	145	145
American Water Capital
2.800%, 05/01/2030	300	312
Arizona Public Service
3.350%, 05/15/2050	300	305
Atmos Energy
1.500%, 01/15/2031	300	279
Avangrid
3.200%, 04/15/2025	500	539

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Baltimore Gas and Electric
2.900%, 06/15/2050	$200	$191
Berkshire Hathaway Energy
4.050%, 04/15/2025	500	557
3.700%, 07/15/2030	500	561
2.850%, 05/15/2051	50	46
1.650%, 05/15/2031	30	28
CenterPoint Energy Houston Electric LLC
2.900%, 07/01/2050	700	671
CMS Energy
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.116%, 06/01/2050	300	329
Commonwealth Edison
3.000%, 03/01/2050	500	488
Connecticut Light and Power
0.750%, 12/01/2025	400	394
Consolidated Edison
0.650%, 12/01/2023	400	400
Consolidated Edison of New York
3.000%, 12/01/2060	525	475
Consumers Energy Co
3.500%, 08/01/2051	500	543
Dominion Energy
3.375%, 04/01/2030	500	538
DTE Electric
2.250%, 03/01/2030	300	303
DTE Energy
1.050%, 06/01/2025	350	349
0.550%, 11/01/2022	55	55
Duke Energy
2.450%, 06/01/2030	700	697
0.900%, 09/15/2025	155	153
Duke Energy Florida
1.750%, 06/15/2030	200	192
Duke Energy Indiana
2.750%, 04/01/2050	500	457
Duke Energy Progress
2.500%, 08/15/2050	500	440
Eastern Energy Gas Holdings
2.500%, 11/15/2024	300	316
Entergy
0.900%, 09/15/2025	475	466
Entergy Arkansas
2.650%, 06/15/2051	255	232
Entergy Louisiana
2.900%, 03/15/2051	100	95
1.600%, 12/15/2030	100	94
0.620%, 11/17/2023	25	25
Essential Utilities
3.351%, 04/15/2050	300	296

Adviser Managed Trust / Quarterly Report / April 30, 2021	37

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Evergy
2.450%, 09/15/2024	$500	$524
Eversource Energy
3.450%, 01/15/2050	125	127
1.650%, 08/15/2030	100	94
0.800%, 08/15/2025	60	59
Exelon Generation
3.250%, 06/01/2025	300	322
Florida Power & Light
2.850%, 04/01/2025	500	536
Georgia Power
3.250%, 03/15/2051	70	68
2.100%, 07/30/2023	300	310
Kentucky Utilities
3.300%, 06/01/2050	300	304
National Fuel Gas
5.500%, 01/15/2026	500	579
National Rural Utilities Cooperative Finance
1.350%, 03/15/2031	200	182
1.000%, 06/15/2026	250	245
NextEra Energy Capital Holdings
2.750%, 05/01/2025	500	533
2.750%, 11/01/2029	500	520
2.250%, 06/01/2030	500	494
NiSource
3.600%, 05/01/2030	300	328
0.950%, 08/15/2025	175	173
Northern States Power Co
2.600%, 06/01/2051	500	459
Oglethorpe Power
3.750%, 08/01/2050 (A)	125	127
Ohio Power
1.625%, 01/15/2031	100	94
Oncor Electric Delivery Co LLC
3.100%, 09/15/2049	500	501
ONE Gas
1.100%, 03/11/2024	200	200
Pacific Gas and Electric
4.950%, 07/01/2050	500	512
4.550%, 07/01/2030	500	537
4.500%, 07/01/2040	500	502
3.150%, 01/01/2026	500	521
PacifiCorp
3.300%, 03/15/2051	500	509
2.700%, 09/15/2030	300	310
Piedmont Natural Gas
3.350%, 06/01/2050	300	297
Pinnacle West Capital
1.300%, 06/15/2025	500	502
Public Service Electric and Gas MTN
2.050%, 08/01/2050	750	611

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
San Diego Gas & Electric
1.700%, 10/01/2030	$465	$444
Southern
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.733%, 01/15/2051	250	267
3.700%, 04/30/2030	500	546
Southern California Edison
4.875%, 03/01/2049	500	590
2.250%, 06/01/2030	125	123
1.200%, 02/01/2026	440	436
Southern Gas Capital
1.750%, 01/15/2031	75	70
Southwestern Public Service
3.150%, 05/01/2050	300	301
Tucson Electric Power
1.500%, 08/01/2030	90	84
Union Electric
2.625%, 03/15/2051	155	143
Virginia Electric and Power
2.450%, 12/15/2050	125	110
Washington Gas Light MTN
3.650%, 09/15/2049	40	42
WEC Energy Group
0.550%, 09/15/2023	250	250
Xcel Energy
0.500%, 10/15/2023	100	100

		27,048

Total Corporate Obligations (Cost $332,892) ($ Thousands)		325,141

MORTGAGE-BACKED SECURITIES — 27.4%

Agency Mortgage-Backed Obligations — 26.1%
FHLMC
4.500%, 05/01/2048 to 10/01/2048	7,855	8,583
4.000%, 05/01/2050	6,865	7,377
3.500%, 11/01/2045	914	989
3.000%, 07/01/2033 to 08/01/2047	8,934	9,424
2.500%, 10/01/2040	4,567	4,766
2.000%, 11/01/2050 to 01/01/2051	16,023	16,192
FHLMC Multifamily Structured Pass-Through Certificates, Ser K073, Cl A2
3.350%, 01/25/2028	1,000	1,121
FHLMC Multifamily Structured Pass-Through Certificates, Ser K074, Cl A2
3.600%, 01/25/2028	815	927

FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	5,000	5,688

38	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K092, Cl A2
3.298%, 04/25/2029	$315	$354
FHLMC Multifamily Structured Pass-Through Certificates, Ser K722, Cl A2
2.406%, 03/25/2023	1,500	1,549
FNMA
5.000%, 12/01/2048	3,532	3,909
4.500%, 05/01/2046	3,661	4,106
4.000%, 01/01/2048 to 01/01/2049	16,377	17,661
3.500%, 08/01/2030 to 06/01/2050	35,930	38,468
3.000%, 02/01/2034 to 07/01/2050	42,339	44,584
2.500%, 08/01/2031 to 11/01/2050	44,742	46,550
2.000%, 01/01/2051 to 05/01/2051	12,053	12,177
FNMA, Ser 2019-M7, Cl A2
3.143%, 04/25/2029	1,250	1,382
GNMA
4.500%, 09/20/2046 to 01/20/2049	6,179	6,769
4.000%, 09/20/2047 to 05/20/2049	9,845	10,543
3.500%, 11/20/2041 to 07/20/2050	18,767	20,064
3.000%, 09/20/2046 to 07/20/2050	21,366	22,476
2.500%, 08/20/2050	4,703	4,889
GNMA TBA
2.000%, 05/15/2051	5,000	5,099
UMBS TBA
2.000%, 05/15/2051	2,550	2,574
1.500%, 05/15/2051	5,000	4,897

		303,118

Non-Agency Mortgage-Backed Obligations — 1.3%
BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/2052	5,000	5,265
BANK, Ser 2019-BN24, Cl A2
2.707%, 11/15/2062	500	517
BBCMS Mortgage Trust, Ser 2017-C1, Cl A4
3.674%, 02/15/2050	190	210
Benchmark Mortgage Trust, Ser 2020-B18, Cl A5
1.925%, 07/15/2053	396	388
Benchmark Mortgage Trust, Ser 2020-B21, Cl A5
1.978%, 12/17/2053	1,000	978
GS Mortgage Securities II, Ser 2013-GC10, Cl A5
2.943%, 02/10/2046	560	579
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, Cl A5
3.817%, 08/15/2050	5,000	5,390

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2018-C44, Cl A5
4.212%, 05/15/2051		$1,500	$1,709

			15,036

Total Mortgage-Backed Securities (Cost $318,608) ($ Thousands)			318,154

SOVEREIGN DEBT — 7.6%

Bundesrepublik Deutschland Bundesanleihe
5.625%, 01/04/2028	EUR	600	1,022
2.500%, 08/15/2046		500	931
1.750%, 02/15/2024		800	1,030
1.500%, 05/15/2024		800	1,028
0.000%, 08/15/2026		800	992
Canada Government International Bond
5.000%, 06/01/2037	CAD	800	936
2.000%, 11/15/2022		$200	206
1.625%, 01/22/2025		500	519
0.250%, 08/01/2022	CAD	1,150	935
Chile Government International Bond
2.450%, 01/31/2031		$500	509
Colombia Government International Bond
6.125%, 01/18/2041		500	599
3.875%, 02/15/2061		200	177
3.125%, 04/15/2031		200	196
3.000%, 01/30/2030		500	490
Export-Import Bank of Korea
3.250%, 11/10/2025		500	546
1.875%, 02/12/2025		500	516
French Republic Government Bond OAT
5.750%, 10/25/2032	EUR	500	985
4.500%, 04/25/2041		500	1,044
2.500%, 05/25/2030		700	1,034
1.750%, 05/25/2023		1,600	2,022
1.750%, 06/25/2039 (A)		439	639
1.500%, 05/25/2050 (A)		800	1,112
1.000%, 05/25/2027		800	1,041
0.500%, 05/25/2026		800	1,008
Indonesia Government International Bond
4.200%, 10/15/2050		$300	331
3.050%, 03/12/2051		200	197
2.850%, 02/14/2030		500	515
Israel Government International Bond
3.875%, 07/03/2050		300	334
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/2034 (A)	EUR	600	1,059
4.750%, 08/01/2023 (A)		700	938
3.850%, 09/01/2049 (A)		575	995

Adviser Managed Trust / Quarterly Report / April 30, 2021	39

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.450%, 09/01/2033 (A)	EUR	700	$972
1.850%, 07/01/2025 (A)		800	1,035
1.650%, 03/01/2032 (A)		800	1,031
0.500%, 02/01/2026		840	1,029
0.300%, 08/15/2023 (A)		800	975
Italy Government International Bond
4.000%, 10/17/2049		$500	513
2.375%, 10/17/2024		500	521
Japan Bank for International Cooperation
1.875%, 04/15/2031		400	400
1.250%, 01/21/2031		200	189
0.625%, 05/22/2023		500	503
0.625%, 07/15/2025		200	198
0.375%, 09/15/2023		420	420
Japan Government Five Year Bond
0.100%, 03/20/2025	JPY	189,000	1,744
Japan Government Forty Year Bond
2.200%, 03/20/2050		145,000	1,867
Japan Government Ten Year Bond
0.600%, 03/20/2024		330,000	3,083
0.100%, 09/20/2026		115,000	1,063
0.100%, 03/20/2030		289,000	2,658
0.100%, 06/20/2030		170,000	1,562
Japan Government Thirty Year Bond
2.400%, 02/20/2030		215,000	2,374
2.400%, 11/20/2031		210,000	2,380
2.300%, 03/20/2040		190,000	2,324
0.400%, 03/20/2050		180,000	1,543
0.300%, 06/20/2046		110,000	943
Japan Government Twenty Year Bond
2.200%, 03/20/2028		200,000	2,112
2.100%, 03/20/2027		150,000	1,548
2.000%, 06/20/2025		315,000	3,135
0.500%, 12/20/2040		55,000	507
0.400%, 03/20/2040		183,000	1,662
Japan Government Two Year Bond
0.100%, 06/01/2022		219,000	2,009
Mexico Government International Bond
6.050%, 01/11/2040		$500	610
5.000%, 04/27/2051		300	327
3.900%, 04/27/2025		500	555
3.771%, 05/24/2061		225	200
3.750%, 04/19/2071		200	175
3.250%, 04/16/2030		500	511
2.659%, 05/24/2031		210	202
Panama Government International Bond
4.500%, 04/01/2056		500	550
3.160%, 01/23/2030		500	523
2.252%, 09/29/2032		200	191
Peruvian Government International Bond
2.392%, 01/23/2026		500	513

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Philippine Government International Bond
3.950%, 01/20/2040		$500	$545
2.950%, 05/05/2045		300	287
2.457%, 05/05/2030		500	514
Province of Alberta Canada
1.875%, 11/13/2024		500	522
1.300%, 07/22/2030		500	470
1.000%, 05/20/2025		1,000	1,008
Province of British Columbia Canada
1.300%, 01/29/2031		750	713
Province of Ontario Canada
3.050%, 01/29/2024		500	535
2.000%, 10/02/2029		500	508
1.750%, 01/24/2023		1,000	1,025
1.050%, 05/21/2027		500	492
0.625%, 01/21/2026		1,000	984
Province of Quebec Canada
1.500%, 02/11/2025		500	515
1.350%, 05/28/2030		500	479
0.600%, 07/23/2025		150	149
State of Israel
2.500%, 01/15/2030		150	155
United Kingdom Gilt
5.000%, 03/07/2025	GBP	700	1,145
4.750%, 12/07/2030		675	1,271
4.250%, 06/07/2032		500	931
4.250%, 12/07/2040		500	1,052
4.250%, 12/07/2046		241	544
3.500%, 07/22/2068		325	826
3.250%, 01/22/2044		600	1,146
1.625%, 10/22/2054		103	154
1.500%, 07/22/2026		700	1,023
1.250%, 07/22/2027		700	1,011
0.625%, 10/22/2050		271	310
Uruguay Government International Bond
4.500%, 08/14/2024		$1,000	1,082
4.375%, 10/27/2027		300	343

Total Sovereign Debt (Cost $87,995) ($ Thousands)			88,282

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FHLB
0.500%, 04/14/2025		2,000	1,991
0.125%, 03/17/2023		1,500	1,498
FHLMC
0.375%, 04/20/2023		1,000	1,004
0.375%, 05/05/2023		1,000	1,004
0.375%, 09/23/2025		925	910
0.250%, 06/26/2023		1,000	1,001
0.125%, 10/16/2023		760	758

40	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
5.625%, 07/15/2037	$2,500	$3,738
0.750%, 10/08/2027	1,500	1,453
0.625%, 04/22/2025	1,000	999
0.500%, 06/17/2025	1,000	992
0.250%, 05/22/2023	1,000	1,001
0.250%, 07/10/2023	1,365	1,366
Tennessee Valley Authority
0.750%, 05/15/2025	1,000	1,003

Total U.S. Government Agency Obligations (Cost $19,003) ($ Thousands)		18,718

MUNICIPAL BONDS — 0.4%
California — 0.1%
California State, GO
2.500%, 10/01/2029	500	525
Los Angeles, Community College District, GO
1.806%, 08/01/2030	50	49
1.606%, 08/01/2028	50	50
Los Angeles, Community College District, GO Callable 08/01/2030 @ 100
2.106%, 08/01/2032	50	50
Regents of the University of California, Medical Center Pooled Revenue, Ser N, RB Callable 11/15/2049 @ 100
3.006%, 05/15/2050	500	489
San Francisco, Public Utilities Commission Water Revenue, Ser E, RB Callable 11/01/2030 @ 100
2.825%, 11/01/2041	100	102

		1,265

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
2.154%, 07/01/2030	50	50
1.705%, 07/01/2027	50	50
1.258%, 07/01/2025	50	51

		151

Maryland — 0.0%
Maryland State, Health & Higher Educational Facilities Authority, RB
3.197%, 07/01/2050	35	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Health & Higher Educational Facilities Authority, RB Callable 01/01/2040 @ 100
3.052%, 07/01/2040	$35	$35

		70

Massachusetts — 0.0%
Massachusetts State, School Building Authority, Ser C, RB Callable 05/15/2030 @ 100
2.950%, 05/15/2043	100	102

Michigan — 0.1%
Great Lakes, Water Authority, Sewage Disposal System Revenue, Ser A, RB
3.056%, 07/01/2039	500	512

New York — 0.1%
New York & New Jersey, Port Authority, RB Callable 07/15/2031 @ 100
3.175%, 07/15/2060	660	650
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	65	66

		716

Texas — 0.1%
Grand Parkway, Transportation Corp, RB Callable 04/01/2030 @ 100
3.236%, 10/01/2052	500	506
Texas State, Transportation Commission, GO Callable 10/01/2030 @ 100
2.472%, 10/01/2044	1,200	1,164

		1,670

Virginia — 0.0%
University of Virginia, RB Callable 03/01/2050 @ 100
2.256%, 09/01/2050	120	110

Total Municipal Bonds (Cost $4,763) ($ Thousands)		4,596

ASSET-BACKED SECURITIES — 0.3%
American Express Credit Account Master Trust, Ser 2017-7, Cl A
2.350%, 05/15/2025	350	361
American Express Credit Account Master Trust, Ser 2019-3, Cl A
2.000%, 04/15/2025	175	179

Adviser Managed Trust / Quarterly Report / April 30, 2021	41

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Core Fixed Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A3
0.530%, 06/18/2025	$69	$69
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl A3
0.370%, 08/18/2025	133	133
CarMax Auto Owner Trust, Ser 2020-4, Cl A3
0.500%, 08/15/2025	250	251
Drive Auto Receivables Trust, Ser 2021-1, Cl A3
0.440%, 11/15/2024	120	120
Ford Credit Auto Owner Trust, Ser 2020-C, Cl A3
0.410%, 07/15/2025	350	350
Ford Credit Floorplan Master Owner Trust, Ser 2020-1, Cl A1
0.700%, 09/15/2025	350	352
GM Financial Automobile Leasing Trust, Ser 2020-3, Cl A3
0.450%, 08/21/2023	250	251
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A3
0.450%, 04/16/2025	80	80
GM Financial Consumer Automobile Receivables Trust, Ser 2020-4, Cl A3
0.380%, 08/18/2025	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2020-3, Cl A3
0.370%, 10/18/2024	$250	$250
Hyundai Auto Receivables Trust, Ser 2020- C, Cl A3
0.380%, 05/15/2025	94	94
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl C
1.120%, 01/15/2026	150	151
Toyota Auto Receivables Owner Trust, Ser 2020-C, Cl A3
0.440%, 10/15/2024	269	269
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	350	352
Volkswagen Auto Lease Trust, Ser 2020-A, Cl A3
0.390%, 01/22/2024	100	100
World Omni Auto Receivables Trust, Ser 2020-C, Cl A3
0.480%, 11/17/2025	80	80

Total Asset-Backed Securities (Cost $3,538) ($ Thousands)		3,542

Total Investments in Securities — 99.3% (Cost $1,178,925) ($ Thousands)		$1,154,218

A list of the open forward foreign currency contracts held by the Fund at April 30, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Depreciation (Thousands)
Brown Brothers Harriman	06/02/21	CAD	2,327	USD	1,841	$(51)
Brown Brothers Harriman	06/02/21	GBP	6,872	USD	9,428	(86)
Brown Brothers Harriman	06/02/21	EUR	18,628	USD	21,870	(568)
Brown Brothers Harriman	06/02/21	JPY	3,563,338	USD	32,301	(312)

						$(1,017)

Percentages are based on Net Assets of $1,162,391 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2021, the value of these securities amounted to $18,690 ($ Thousands), representing 1.6% of the Net Assets of the Fund.

CAD — Canadian Dollar

Cl — Class

DAC — Designated Activity Company

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

OAT — Obligations assimilables du Tresor (French Treasury Obligations)

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage Backed Securities

USD — U.S. Dollar

VAR — Variable Rate

42	Adviser Managed Trust / Quarterly Report / April 30, 2021

The following is a list of inputs used as of April 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	395,785	–	395,785
Corporate Obligations	–	325,141	–	325,141
Mortgage-Backed Securities	–	318,154	–	318,154
Sovereign Debt	–	88,282	–	88,282
U.S. Government Agency Obligations	–	18,718	–	18,718
Municipal Bonds	–	4,596	–	4,596
Asset-Backed Securities	–	3,542	–	3,542

Total Investments in Securities	–	1,154,218	–	1,154,218

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forwards Contracts*
Unrealized Depreciation	–	(1,017)	–	(1,017)

Total Other Financial Instruments	–	(1,017)	–	(1,017)

* Forwards contracts are valued at the unrealized depreciation on the instruments.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Adviser Managed Trust / Quarterly Report / April 30, 2021	43

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Enhanced Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 58.8%

Communication Services — 8.2%
Advantage Sales & Marketing
6.500%, 11/15/2028 (A)	$20	$21
Altice Financing
7.500%, 05/15/2026 (A)	400	415
Altice France
8.125%, 02/01/2027 (A)	200	219
7.375%, 05/01/2026 (A)	588	610
5.125%, 01/15/2029 (A)	46	46
5.125%, 07/15/2029 (A)	282	282
Altice France Holding
10.500%, 05/15/2027 (A)	160	180
6.000%, 02/15/2028 (A)	200	199
AMC Entertainment Holdings
12.000%cash/0% PIK, 06/15/2026 (A)	100	86
10.500%, 04/15/2025 (A)	100	107
AMC Networks
4.250%, 02/15/2029	80	79
ANGI Group
3.875%, 08/15/2028 (A)	50	50
Arches Buyer
6.125%, 12/01/2028 (A)	100	102
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (A)	50	51
Block Communications
4.875%, 03/01/2028 (A)	50	51
C&W Senior Financing DAC
6.875%, 09/15/2027 (A)	200	212
Cablevision Lightpath
3.875%, 09/15/2027 (A)	200	197
Cars.com
6.375%, 11/01/2028 (A)	100	104
CCO Holdings
5.875%, 05/01/2027 (A)	450	464
5.750%, 02/15/2026 (A)	174	180
5.375%, 06/01/2029 (A)	100	109
5.125%, 05/01/2027 (A)	400	419
5.000%, 02/01/2028 (A)	138	144
4.750%, 03/01/2030 (A)	300	313
4.500%, 08/15/2030 (A)	100	102
4.500%, 05/01/2032 (A)	250	253
4.500%, 06/01/2033 (A)	43	43
4.250%, 02/01/2031 (A)	500	499
Cincinnati Bell
7.000%, 07/15/2024 (A)	150	155
Cinemark USA
5.875%, 03/15/2026 (A)	100	104
4.875%, 06/01/2023	150	150
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	30	31
Clear Channel Worldwide Holdings
9.250%, 02/15/2024	200	209

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 08/15/2027 (A)	$351	$356
Cogent Communications Group
3.500%, 05/01/2026 (A)	25	25
Connect Finco Sarl
6.750%, 10/01/2026 (A)	200	209
Consolidated Communications
6.500%, 10/01/2028 (A)	100	108
5.000%, 10/01/2028 (A)	50	51
CSC Holdings
7.500%, 04/01/2028 (A)	100	110
6.500%, 02/01/2029 (A)	155	171
5.875%, 09/15/2022	100	105
5.750%, 01/15/2030 (A)	150	159
5.500%, 05/15/2026 (A)	300	309
5.500%, 04/15/2027 (A)	500	524
5.375%, 02/01/2028 (A)	100	105
4.500%, 11/15/2031 (A)	220	220
Diamond Sports Group
6.625%, 08/15/2027 (A)	300	163
5.375%, 08/15/2026 (A)	400	292
DISH DBS
7.750%, 07/01/2026	100	115
7.375%, 07/01/2028	200	215
5.875%, 07/15/2022	190	199
5.875%, 11/15/2024	250	270
5.000%, 03/15/2023	200	209
DKT Finance ApS
9.375%, 06/17/2023 (A)	100	103
Embarq
7.995%, 06/01/2036	200	233
Entercom Media Corp
6.750%, 03/31/2029 (A)	50	52
6.500%, 05/01/2027 (A)	100	103
Frontier Communications
5.875%, 10/15/2027 (A)	200	213
5.000%, 05/01/2028 (A)	200	204
GCI
4.750%, 10/15/2028 (A)	100	103
Getty Images
9.750%, 03/01/2027 (A)	32	34
Gray Television
7.000%, 05/15/2027 (A)	200	218
4.750%, 10/15/2030 (A)	100	100
iHeartCommunications
8.375%, 05/01/2027	264	283
5.250%, 08/15/2027 (A)	80	83
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	200	215
Level 3 Financing
4.625%, 09/15/2027 (A)	331	341
3.625%, 01/15/2029 (A)	254	246

44	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ligado Networks
15.500%cash/0% PIK, 11/01/2023 (A)	$400	$394
Live Nation Entertainment
6.500%, 05/15/2027 (A)	158	175
4.875%, 11/01/2024 (A)	138	141
4.750%, 10/15/2027 (A)	100	101
LogMeIn
5.500%, 09/01/2027 (A)	100	104
Lumen Technologies
7.650%, 03/15/2042	150	171
7.500%, 04/01/2024	330	369
6.875%, 01/15/2028	34	38
6.750%, 12/01/2023	75	83
5.125%, 12/15/2026 (A)	125	131
Match Group Holdings II
4.625%, 06/01/2028 (A)	50	52
McGraw Hill
8.000%, 11/30/2024 (A)	50	51
Meredith
6.875%, 02/01/2026	120	123
National CineMedia
5.875%, 04/15/2028 (A)	38	36
Netflix
5.875%, 02/15/2025	30	35
5.875%, 11/15/2028	400	487
4.875%, 04/15/2028	135	155
4.875%, 06/15/2030 (A)	100	116
News
3.875%, 05/15/2029 (A)	30	31
Nexstar Broadcasting
5.625%, 07/15/2027 (A)	201	212
4.750%, 11/01/2028 (A)	100	102
Nokia
6.625%, 05/15/2039	50	64
4.375%, 06/12/2027	20	22
Northwest Fiber
6.000%, 02/15/2028 (A)	100	100
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	150	164
Playtika Holding
4.250%, 03/15/2029 (A)	55	55
Radiate Holdco
6.500%, 09/15/2028 (A)	100	104
Rakuten Group
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.578%(A)(B)(C)	200	203
Sable International Finance
5.750%, 09/07/2027 (A)	100	105
Scripps Escrow II
5.375%, 01/15/2031 (A)	150	152

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sinclair Television Group
5.875%, 03/15/2026 (A)	$50	$51
5.125%, 02/15/2027 (A)	267	264
Sirius XM Radio
5.375%, 07/15/2026 (A)	100	103
5.000%, 08/01/2027 (A)	500	524
4.625%, 07/15/2024 (A)	200	205
4.125%, 07/01/2030 (A)	10	10
Sprint
7.875%, 09/15/2023	500	570
7.625%, 02/15/2025	150	179
7.625%, 03/01/2026	100	123
7.125%, 06/15/2024	230	266
Sprint Capital
8.750%, 03/15/2032	100	148
6.875%, 11/15/2028	100	126
Sprint Communications
6.000%, 11/15/2022	500	534
TEGNA
4.625%, 03/15/2028	91	93
Telecom Italia
5.303%, 05/30/2024 (A)	105	115
Telecom Italia Capital
7.721%, 06/04/2038	200	262
7.200%, 07/18/2036	200	248
Telesat Canada
6.500%, 10/15/2027 (A)	200	197
5.625%, 12/06/2026 (A)	27	27
4.875%, 06/01/2027 (A)	50	49
Terrier Media Buyer
8.875%, 12/15/2027 (A)	200	217
T-Mobile USA
6.000%, 04/15/2024	204	205
4.750%, 02/01/2028	200	214
3.500%, 04/15/2031	160	162
3.375%, 04/15/2029	200	203
2.625%, 04/15/2026	95	97
2.625%, 02/15/2029	200	195
2.250%, 02/15/2026	20	20
Townsquare Media
6.875%, 02/01/2026 (A)	50	52
Trilogy International Partners
8.875%, 05/01/2022 (A)	100	98
Twitter
3.875%, 12/15/2027 (A)	100	105
Univision Communications
9.500%, 05/01/2025 (A)	100	111
6.625%, 06/01/2027 (A)	300	325
UPC Broadband Finco BV
4.875%, 07/15/2031 (A)	200	199
UPC Holding BV
5.500%, 01/15/2028 (A)	50	52

Adviser Managed Trust / Quarterly Report / April 30, 2021	45

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Urban One
7.375%, 02/01/2028 (A)	$100	$104
ViacomCBS
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/2057	142	159
Videotron
5.375%, 06/15/2024 (A)	100	110
5.000%, 07/15/2022	135	141
Virgin Media Finance
5.000%, 07/15/2030 (A)	90	90
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	379	405
Windstream Escrow
7.750%, 08/15/2028 (A)	259	270
WMG Acquisition
3.875%, 07/15/2030 (A)	100	101
Zayo Group Holdings
4.000%, 03/01/2027 (A)	100	99
Ziggo BV
5.500%, 01/15/2027 (A)	297	309
5.125%, 02/28/2030 (A)	100	102

		24,947

Consumer Discretionary — 9.3%
1011778 BC ULC
5.750%, 04/15/2025 (A)	50	53
4.375%, 01/15/2028 (A)	20	20
4.000%, 10/15/2030 (A)	100	98
3.875%, 01/15/2028 (A)	351	355
99 Escrow Issuer
7.500%, 01/15/2026 (A)	100	96
Adtalem Global Education
5.500%, 03/01/2028 (A)	100	100
Affinity Gaming
6.875%, 12/15/2027 (A)	122	130
American Axle & Manufacturing
6.250%, 04/01/2025	100	104
6.250%, 03/15/2026	250	257
American Builders & Contractors Supply
5.875%, 05/15/2026 (A)	50	52
4.000%, 01/15/2028 (A)	100	102
Aramark Services
5.000%, 02/01/2028 (A)	100	105
4.750%, 06/01/2026	300	307
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	300	326
At Home Holding III
8.750%, 09/01/2025 (A)	199	218
Bally’s
6.750%, 06/01/2027 (A)	50	53
BCPE Empire Holdings
7.625%, 05/01/2027 (A)	60	60

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bed Bath & Beyond
3.749%, 08/01/2024	$96	$99
Bloomin’ Brands
5.125%, 04/15/2029 (A)	25	25
Boyd Gaming
8.625%, 06/01/2025 (A)	100	111
Boyne USA
4.750%, 05/15/2029 (A)	19	20
Brookfield Residential Properties
6.375%, 05/15/2025 (A)	100	102
C&S Group Enterprises
5.000%, 12/15/2028 (A)	100	99
Caesars Entertainment
8.125%, 07/01/2027 (A)	200	222
6.250%, 07/01/2025 (A)	300	319
Caesars Resort Collection
5.750%, 07/01/2025 (A)	293	308
5.250%, 10/15/2025 (A)	100	101
Carnival
11.500%, 04/01/2023 (A)	350	402
9.875%, 08/01/2027 (A)	250	294
7.625%, 03/01/2026 (A)	200	219
5.750%, 03/01/2027 (A)	362	382
Carriage Services
4.250%, 05/15/2029 (A)	50	50
Carvana
5.625%, 10/01/2025 (A)	100	103
5.500%, 04/15/2027 (A)	36	36
CCM Merger
6.375%, 05/01/2026 (A)	50	52
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	10	11
CEC Entertainment
6.750%, 05/01/2026 (A)	79	78
Cedar Fair
5.375%, 06/01/2024	250	252
5.250%, 07/15/2029	50	51
Chobani
4.625%, 11/15/2028 (A)	100	103
Churchill Downs
5.500%, 04/01/2027 (A)	117	121
4.750%, 01/15/2028 (A)	155	159
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	200	204
Clarios Global
8.500%, 05/15/2027 (A)	200	216
6.250%, 05/15/2026 (A)	300	318
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	50	44
Core & Main Holdings
8.625%cash/0% PIK, 09/15/2024 (A)	100	102

46	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Crocs
4.250%, 03/15/2029 (A)	$125	$127
Dana
5.375%, 11/15/2027	153	163
4.250%, 09/01/2030	50	51
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	100	104
Dave & Buster’s
7.625%, 11/01/2025 (A)	100	108
Dealer Tire
8.000%, 02/01/2028 (A)	50	53
Diamond Resorts International
10.750%, 09/01/2024 (A)	100	106
Downstream Development Authority of the
Quapaw Tribe of Oklahoma 10.500%, 02/15/2023 (A)	50	52
DP World Salaam
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.750% (B)(C)	200	219
Eagle Intermediate Global Holding BV
7.500%, 05/01/2025 (A)	200	181
eG Global Finance
8.500%, 10/30/2025 (A)	200	212
Ferrellgas
5.875%, 04/01/2029 (A)	70	69
5.375%, 04/01/2026 (A)	100	99
Ford Motor
9.625%, 04/22/2030	106	149
8.500%, 04/21/2023	245	274
7.400%, 11/01/2046	200	249
5.291%, 12/08/2046	100	105
Ford Motor Credit
5.125%, 06/16/2025	268	293
4.542%, 08/01/2026	200	215
4.250%, 09/20/2022	92	95
4.134%, 08/04/2025	200	211
3.815%, 11/02/2027	200	205
3.375%, 11/13/2025	200	205
3.350%, 11/01/2022	200	205
3.339%, 03/28/2022	292	296
3.096%, 05/04/2023	300	307
2.979%, 08/03/2022	100	102
2.900%, 02/16/2028	200	196
Foundation Building Materials
6.000%, 03/01/2029 (A)	75	74
frontdoor
6.750%, 08/15/2026 (A)	100	106
Full House Resorts
8.250%, 02/15/2028 (A)	50	54
Gap
8.875%, 05/15/2027 (A)	50	58

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Golden Nugget
6.750%, 10/15/2024 (A)	$100	$101
Goodyear Tire & Rubber
5.625%, 04/30/2033	50	50
5.250%, 04/30/2031	100	101
5.125%, 11/15/2023	200	200
Group 1 Automotive
4.000%, 08/15/2028 (A)	54	54
GrubHub Holdings
5.500%, 07/01/2027 (A)	50	53
Guitar Center
8.500%, 01/15/2026 (A)	100	106
Hanesbrands
5.375%, 05/15/2025 (A)	100	105
4.625%, 05/15/2024 (A)	286	301
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	100	108
4.875%, 01/15/2030	135	144
3.625%, 02/15/2032 (A)	215	211
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	100	107
IAA
5.500%, 06/15/2027 (A)	100	105
IHO Verwaltungs GmbH
6.000%cash/0% PIK, 05/15/2027 (A)	200	210
International Game Technology
6.500%, 02/15/2025 (A)	300	332
6.250%, 01/15/2027 (A)	150	169
IRB Holding
6.750%, 02/15/2026 (A)	250	259
Jaguar Holding II
4.625%, 06/15/2025 (A)	100	105
Jaguar Land Rover Automotive
7.750%, 10/15/2025 (A)	200	217
4.500%, 10/01/2027 (A)	100	95
JB Poindexter
7.125%, 04/15/2026 (A)	100	106
JBS USA LUX
6.750%, 02/15/2028 (A)	200	221
6.500%, 04/15/2029 (A)	150	168
KB Home
7.500%, 09/15/2022	50	54
Kronos Acquisition Holdings
7.000%, 12/31/2027 (A)	250	242
5.000%, 12/31/2026 (A)	47	47
L Brands
6.950%, 03/01/2033	200	233
6.694%, 01/15/2027	200	231
6.625%, 10/01/2030 (A)	100	115
5.625%, 10/15/2023	100	108
LBM Acquisition
6.250%, 01/15/2029 (A)	100	103

Adviser Managed Trust / Quarterly Report / April 30, 2021	47

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	$61	$62
Legends Hospitality Holding
5.000%, 02/01/2026 (A)	80	83
Levi Strauss
3.500%, 03/01/2031 (A)	85	85
Life Time
8.000%, 04/15/2026 (A)	75	79
5.750%, 01/15/2026 (A)	35	36
Lions Gate Capital Holdings
5.500%, 04/15/2029 (A)	110	110
Lithia Motors
4.625%, 12/15/2027 (A)	258	271
LSF9 Atlantis Holdings
7.750%, 02/15/2026 (A)	90	94
M/I Homes
5.625%, 08/01/2025	100	103
Macy’s
8.375%, 06/15/2025 (A)	100	110
Macy’s Retail Holdings
5.875%, 04/01/2029 (A)	90	92
4.300%, 02/15/2043	25	20
3.625%, 06/01/2024	12	12
2.875%, 02/15/2023	53	53
Magic Mergeco
7.875%, 05/01/2029 (A)	150	154
5.250%, 05/01/2028 (A)	85	86
Marriott Ownership Resorts
6.125%, 09/15/2025 (A)	116	123
4.750%, 01/15/2028	100	101
Mattamy Group
5.250%, 12/15/2027 (A)	100	105
4.625%, 03/01/2030 (A)	100	101
Mattel
6.750%, 12/31/2025 (A)	63	66
5.875%, 12/15/2027 (A)	135	148
3.750%, 04/01/2029 (A)	55	56
3.375%, 04/01/2026 (A)	30	31
Meritage Homes
3.875%, 04/15/2029 (A)	50	51
Merlin Entertainments
5.750%, 06/15/2026 (A)	100	106
Metis Merger Sub
6.500%, 05/15/2029 (A)	40	40
MGM Resorts International
6.000%, 03/15/2023	198	212
5.500%, 04/15/2027	100	109
4.750%, 10/15/2028	100	105
4.625%, 09/01/2026	100	105
Midwest Gaming Borrower
4.875%, 05/01/2029 (A)	44	44

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mohegan Gaming & Entertainment
8.000%, 02/01/2026 (A)	$90	$91
7.875%, 10/15/2024 (A)	100	104
Murphy Oil USA
3.750%, 02/15/2031 (A)	85	84
NCL
5.875%, 03/15/2026 (A)	65	68
3.625%, 12/15/2024 (A)	200	192
NCL Finance
6.125%, 03/15/2028 (A)	65	68
NESCO Holdings II
5.500%, 04/15/2029 (A)	50	52
New Home
7.250%, 10/15/2025 (A)	50	53
Newell Brands
4.700%, 04/01/2026	250	278
4.350%, 04/01/2023	224	236
NMG Holding
7.125%, 04/01/2026 (A)	85	87
Oriflame Investment Holding
9.125%, 08/01/2024 (A)	100	106
Park River Holdings
5.625%, 02/01/2029 (A)	130	127
Party City Holdings
8.750%, 02/15/2026 (A)	90	92
Patrick Industries
4.750%, 05/01/2029 (A)	25	25
Peninsula Pacific Entertainment
8.500%, 11/15/2027 (A)	165	175
Penn National Gaming
5.625%, 01/15/2027 (A)	42	44
PetSmart
7.750%, 02/15/2029 (A)	250	271
PM General Purchaser
9.500%, 10/01/2028 (A)	100	110
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	200	209
5.750%, 04/15/2026 (A)	100	109
3.375%, 08/31/2027 (A)	135	130
QVC
5.950%, 03/15/2043	50	50
5.450%, 08/15/2034	50	51
4.750%, 02/15/2027	200	211
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)	15	16
Rent-A-Center
6.375%, 02/15/2029 (A)	145	157
Royal Caribbean Cruises
11.500%, 06/01/2025 (A)	250	290
9.125%, 06/15/2023 (A)	66	73
7.500%, 10/15/2027	100	118
5.500%, 04/01/2028 (A)	160	168

48	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 11/15/2022	$100	$103
3.700%, 03/15/2028	42	40
Sally Holdings
5.625%, 12/01/2025	100	103
Scientific Games International
8.625%, 07/01/2025 (A)	100	109
8.250%, 03/15/2026 (A)	200	216
Service International
3.375%, 08/15/2030	100	97
Six Flags Entertainment
4.875%, 07/31/2024 (A)	205	206
Sizzling Platter
8.500%, 11/28/2025 (A)	100	101
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	100	105
SRS Distribution
8.250%, 07/01/2026 (A)	100	105
Station Casinos
4.500%, 02/15/2028 (A)	80	80
StoneMor
8.500%, 05/15/2029 (A)	33	33
Superior Plus
4.500%, 03/15/2029 (A)	40	41
Taylor Morrison Communities
6.625%, 07/15/2027 (A)	200	216
5.875%, 04/15/2023 (A)	100	107
Tempur Sealy International
5.500%, 06/15/2026	100	103
4.000%, 04/15/2029 (A)	100	101
Tenneco
5.125%, 04/15/2029 (A)	160	159
5.000%, 07/15/2026	50	48
Tesla
5.300%, 08/15/2025 (A)	250	259
Toll Brothers Finance
4.875%, 03/15/2027	100	113
3.800%, 11/01/2029	50	53
TopBuild
3.625%, 03/15/2029 (A)	75	74
Travel + Leisure
6.625%, 07/31/2026 (A)	200	229
Tri Pointe Homes
5.700%, 06/15/2028	100	111
5.250%, 06/01/2027	50	54
Triton Water Holdings
6.250%, 04/01/2029 (A)	105	106
Universal Entertainment
8.500%, 12/11/2024 (A)	100	108
US Foods
4.750%, 02/15/2029 (A)	40	40
Viking Cruises
13.000%, 05/15/2025 (A)	200	234

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.000%, 02/15/2029 (A)	$50	$52
5.875%, 09/15/2027 (A)	84	82
Viking Ocean Cruises Ship VII
5.625%, 02/15/2029 (A)	50	51
Vista Outdoor
4.500%, 03/15/2029 (A)	125	125
WASH Multifamily Acquisition
5.750%, 04/15/2026 (A)	70	73
Wheel Pros
6.500%, 05/15/2029 (A)	50	50
White Capital Buyer
6.875%, 10/15/2028 (A)	100	106
Winnebago Industries
6.250%, 07/15/2028 (A)	4	4
WW International
4.500%, 04/15/2029 (A)	60	59
Wynn Las Vegas
5.500%, 03/01/2025 (A)	200	214
5.250%, 05/15/2027 (A)	100	106
Yum! Brands
5.350%, 11/01/2043	100	104
4.750%, 01/15/2030 (A)	200	214
4.625%, 01/31/2032	70	73
3.625%, 03/15/2031	100	99

		28,407

Consumer Staples — 2.1%
Albertsons
5.875%, 02/15/2028 (A)	365	389
4.875%, 02/15/2030 (A)	200	208
Avon Products
6.500%, 03/15/2023	165	177
Central Garden & Pet
4.125%, 10/15/2030	50	52
4.125%, 04/30/2031 (A)	200	199
Coty
6.500%, 04/15/2026 (A)	100	101
5.000%, 04/15/2026 (A)	125	126
Edgewell Personal Care
4.125%, 04/01/2029 (A)	50	50
Energizer Holdings
4.750%, 06/15/2028 (A)	100	102
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	90	127
6.875%, 01/26/2039	388	532
6.750%, 03/15/2032	250	330
5.000%, 07/15/2035	98	114
5.000%, 06/04/2042	475	548
4.875%, 10/01/2049	110	126
4.375%, 06/01/2046	300	320
3.875%, 05/15/2027	200	218
3.750%, 04/01/2030	100	107

Adviser Managed Trust / Quarterly Report / April 30, 2021	49

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	$100	$110
Performance Food Group
5.500%, 06/01/2024 (A)	200	201
Pilgrim’s Pride
4.250%, 04/15/2031 (A)	115	116
Post Holdings
5.625%, 01/15/2028 (A)	254	268
4.625%, 04/15/2030 (A)	200	202
4.500%, 09/15/2031 (A)	200	199
Primo Water Holdings
4.375%, 04/30/2029 (A)	38	38
Rite Aid
7.700%, 02/15/2027	172	169
SEG Holding
5.625%, 10/15/2028 (A)	50	53
Simmons Foods
4.625%, 03/01/2029 (A)	40	40
Spectrum Brands
3.875%, 03/15/2031 (A)	50	49
Staples
7.500%, 04/15/2026 (A)	500	517
Stena
7.000%, 02/01/2024 (A)	100	101
TreeHouse Foods
4.000%, 09/01/2028	50	50
Turning Point Brands
5.625%, 02/15/2026 (A)	40	41
United Natural Foods
6.750%, 10/15/2028 (A)	50	54
Vector Group
10.500%, 11/01/2026 (A)	100	106
5.750%, 02/01/2029 (A)	100	101

		6,241

Energy — 11.1%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047	250	286
Aethon United BR
8.250%, 02/15/2026 (A)	95	101
Alliance Resource Operating Partners
7.500%, 05/01/2025 (A)	100	94
Antero Midstream Partners
7.875%, 05/15/2026 (A)	100	109
5.750%, 03/01/2027 (A)	150	152
5.750%, 01/15/2028 (A)	40	41
Antero Resources
5.000%, 03/01/2025	202	205
Apache
6.000%, 01/15/2037	100	113
5.350%, 07/01/2049	100	100
5.100%, 09/01/2040	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 04/15/2043	$150	$149
4.625%, 11/15/2025	100	106
4.375%, 10/15/2028	100	102
Archrock Partners
6.875%, 04/01/2027 (A)	200	213
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (A)	50	54
7.000%, 11/01/2026 (A)	150	152
Baytex Energy
8.750%, 04/01/2027 (A)	150	139
5.625%, 06/01/2024 (A)	50	47
Berry Petroleum
7.000%, 02/15/2026 (A)	100	100
Blue Racer Midstream
7.625%, 12/15/2025 (A)	100	108
Bristow Group
6.875%, 03/01/2028 (A)	50	51
Buckeye Partners
5.850%, 11/15/2043	150	148
5.600%, 10/15/2044	50	48
4.125%, 03/01/2025 (A)	100	102
4.125%, 12/01/2027	50	49
3.950%, 12/01/2026	54	54
California Resources
7.125%, 02/01/2026 (A)	75	77
Callon Petroleum
6.250%, 04/15/2023	80	76
6.125%, 10/01/2024	50	46
Calumet Specialty Products Partners
11.000%, 04/15/2025 (A)	100	109
Centennial Resource Production
5.375%, 01/15/2026 (A)	100	94
CGG
8.750%, 04/01/2027 (A)	200	201
Cheniere Energy Partners
5.625%, 10/01/2026	354	369
4.000%, 03/01/2031 (A)	139	141
Chesapeake Energy
5.875%, 02/01/2029 (A)	60	65
5.500%, 02/01/2026 (A)	45	47
CNX Resources
7.250%, 03/14/2027 (A)	100	108
Colgate Energy Partners III
7.750%, 02/15/2026 (A)	25	25
Comstock Resources
6.750%, 03/01/2029 (A)	85	87
Continental Resources
5.750%, 01/15/2031 (A)	100	116
4.900%, 06/01/2044	100	104
4.500%, 04/15/2023	251	263
Crestwood Midstream Partners
6.000%, 02/01/2029 (A)	100	103

50	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.625%, 05/01/2027 (A)	$60	$61
CrownRock
5.625%, 10/15/2025 (A)	200	207
5.000%, 05/01/2029 (A)	13	13
CVR Energy
5.250%, 02/15/2025 (A)	200	201
DCP Midstream Operating
5.850%, VAR ICE LIBOR USD 3 Month+3.850%, 05/21/2043 (A)	150	136
5.375%, 07/15/2025	300	329
Double Eagle III Midco 1
7.750%, 12/15/2025 (A)	100	113
Empresa Nacional del Petroleo
3.750%, 08/05/2026	200	211
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (A)	92	90
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	100	106
5.750%, 01/30/2028 (A)	100	107
Energy Ventures Gom
11.750%, 04/15/2026 (A)	25	26
EnLink Midstream
5.625%, 01/15/2028 (A)	150	155
EnLink Midstream Partners
5.050%, 04/01/2045	100	82
4.850%, 07/15/2026	150	151
4.150%, 06/01/2025	100	101
Enviva Partners
6.500%, 01/15/2026 (A)	100	105
EQM Midstream Partners
6.500%, 07/01/2027 (A)	100	110
6.500%, 07/15/2048	50	51
6.000%, 07/01/2025 (A)	100	109
5.500%, 07/15/2028	100	106
4.750%, 07/15/2023	200	209
4.500%, 01/15/2029 (A)	100	99
EQT Corp
8.500%, 02/01/2030	100	128
5.000%, 01/15/2029	50	55
3.900%, 10/01/2027	100	104
3.000%, 10/01/2022	84	86
Exterran Energy Solutions
8.125%, 05/01/2025	50	45
Genesis Energy
8.000%, 01/15/2027	25	26
7.750%, 02/01/2028	150	151
6.500%, 10/01/2025	150	151
Global Partners
7.000%, 08/01/2027	100	107
Harvest Midstream I
7.500%, 09/01/2028 (A)	60	65

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hess Midstream Operations
5.625%, 02/15/2026 (A)	$170	$176
Hilcorp Energy I
6.250%, 11/01/2028 (A)	200	208
Independence Energy Finance
7.250%, 05/01/2026 (A)	65	65
Indigo Natural Resources
5.375%, 02/01/2029 (A)	110	109
Ithaca Energy North Sea
9.375%, 07/15/2024 (A)	100	100
KazMunayGas National JSC
6.375%, 10/24/2048	500	642
5.750%, 04/19/2047	200	240
5.375%, 04/24/2030	500	594
Laredo Petroleum
10.125%, 01/15/2028	30	31
Magnolia Oil & Gas Operating
6.000%, 08/01/2026 (A)	100	103
Matador Resources
5.875%, 09/15/2026	100	100
MEG Energy
5.875%, 02/01/2029 (A)	240	246
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	200	188
Murphy Oil
6.375%, 07/15/2028	65	66
5.875%, 12/01/2027	302	304
Nabors Industries
7.500%, 01/15/2028 (A)	138	120
Neptune Energy Bondco
6.625%, 05/15/2025 (A)	200	203
New Fortress Energy
6.750%, 09/15/2025 (A)	150	155
6.500%, 09/30/2026 (A)	125	128
NGL Energy Operating
7.500%, 02/01/2026 (A)	140	147
NGL Energy Partners
7.500%, 11/01/2023	175	171
Northern Oil and Gas
8.125%, 03/01/2028 (A)	45	46
Northriver Midstream Finance
5.625%, 02/15/2026 (A)	55	57
NuStar Logistics
6.000%, 06/01/2026	100	108
5.750%, 10/01/2025	100	108
Oasis Midstream Partners
8.000%, 04/01/2029 (A)	50	51
Occidental Petroleum
8.500%, 07/15/2027	200	243
8.000%, 07/15/2025	50	58
7.500%, 05/01/2031	100	119
6.600%, 03/15/2046	100	110

Adviser Managed Trust / Quarterly Report / April 30, 2021	51

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.450%, 09/15/2036	$100	$114
6.125%, 01/01/2031	150	167
5.875%, 09/01/2025	100	109
5.500%, 12/01/2025	250	269
4.705%, 10/10/2036 (D)	200	102
4.300%, 08/15/2039	100	88
4.200%, 03/15/2048	200	169
4.100%, 02/15/2047	200	166
3.500%, 06/15/2025	250	251
3.500%, 08/15/2029	200	191
3.400%, 04/15/2026	300	297
3.200%, 08/15/2026	300	292
3.000%, 02/15/2027	200	191
2.900%, 08/15/2024	100	100
Oceaneering International
4.650%, 11/15/2024	200	195
Oil and Gas Holding BSCC
7.500%, 10/25/2027	500	561
Ovintiv
7.375%, 11/01/2031	134	177
6.625%, 08/15/2037	100	126
6.500%, 08/15/2034	100	128
Ovintiv Exploration
5.375%, 01/01/2026	70	78
Par Petroleum
7.750%, 12/15/2025 (A)	100	101
Parkland
4.500%, 10/01/2029 (A)	55	56
PBF Holding
6.000%, 02/15/2028	250	189
PDC Energy
5.750%, 05/15/2026	100	104
Peabody Energy
6.375%, 03/31/2025 (A)	50	21
Pertamina Persero MTN
6.450%, 05/30/2044	300	383
4.300%, 05/20/2023	200	212
4.175%, 01/21/2050	300	300
Petroleos del Peru
4.750%, 06/19/2032	500	508
Petroleos Mexicanos
6.950%, 01/28/2060	500	443
6.875%, 10/16/2025	700	765
6.500%, 03/13/2027	1,250	1,322
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,000	884
Petronas Capital MTN
4.550%, 04/21/2050	1,250	1,476
3.500%, 03/18/2025	1,000	1,083
Range Resources
9.250%, 02/01/2026	100	110
5.000%, 03/15/2023	58	59

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.875%, 05/15/2025	$149	$148
Rockies Express Pipeline
4.800%, 05/15/2030 (A)	50	49
3.600%, 05/15/2025 (A)	100	99
Ruby Pipeline
8.000%, 04/01/2022 (A)	58	49
Sinopec Group Overseas Development 2015
3.250%, 04/28/2025	1,000	1,066
Sinopec Group Overseas Development 2018
2.700%, 05/13/2030	1,000	1,000
2.300%, 01/08/2031	200	194
SM Energy
10.000%, 01/15/2025 (A)	150	171
6.625%, 01/15/2027	100	97
5.625%, 06/01/2025	45	43
5.000%, 01/15/2024	50	48
Southern Gas Corridor CJSC
6.875%, 03/24/2026	750	900
Southwestern Energy
7.500%, 04/01/2026	246	260
Summit Midstream Holdings
5.750%, 04/15/2025	30	25
Sunoco
5.500%, 02/15/2026	100	103
4.500%, 05/15/2029 (A)	50	51
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	100	109
5.500%, 09/15/2024 (A)	200	204
Talos Production
12.000%, 01/15/2026 (A)	100	100
Targa Resources Partners
5.875%, 04/15/2026	204	214
5.500%, 03/01/2030	100	108
5.000%, 01/15/2028	254	267
4.250%, 11/15/2023	100	100
4.000%, 01/15/2032 (A)	100	98
TechnipFMC
6.500%, 02/01/2026 (A)	200	213
Teine Energy
6.875%, 04/15/2029 (A)	100	101
TransMontaigne Partners
6.125%, 02/15/2026	100	101
Transocean Pontus
6.125%, 08/01/2025 (A)	145	141
Transocean Poseidon
6.875%, 02/01/2027 (A)	100	95
Transocean Sentry
5.375%, 05/15/2023 (A)	288	273
Trinidad Petroleum Holdings
9.750%, 06/15/2026	200	224
USA Compression Partners
6.875%, 04/01/2026	200	210

52	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vantage Drilling International
9.250%, 11/15/2023 (A)	$100	$83
Vine Energy Holdings
6.750%, 04/15/2029 (A)	50	50
W&T Offshore
9.750%, 11/01/2023 (A)	100	88
Weatherford International
11.000%, 12/01/2024 (A)	280	277
Western Midstream Operating
6.500%, 02/01/2050	274	310
5.500%, 08/15/2048	50	51
4.650%, 07/01/2026	100	107
4.500%, 03/01/2028	100	106
4.350%, 02/01/2025	142	150
WPX Energy
5.250%, 10/15/2027	65	69

		33,688

Financials — 5.4%
1MDB Global Investments
4.400%, 03/09/2023	1,000	1,007
Acrisure
4.250%, 02/15/2029 (A)	55	54
Advisor Group Holdings
10.750%, 08/01/2027 (A)	100	111
Air Methods
8.000%, 05/15/2025 (A)	50	47
Allied Universal Holdco
9.750%, 07/15/2027 (A)	100	110
6.625%, 07/15/2026 (A)	200	211
Aretec Escrow Issuer
7.500%, 04/01/2029 (A)	100	102
AssuredPartners
5.625%, 01/15/2029 (A)	60	61
Banco Nacional de Panama
2.500%, 08/11/2030	200	192
Banque Centrale de Tunisie International Bond
5.750%, 01/30/2025	200	187
BroadStreet Partners
5.875%, 04/15/2029 (A)	33	34
CBB International Sukuk Programme WLL
6.250%, 11/14/2024	1,250	1,372
CIT Group
5.250%, 03/07/2025	149	168
5.000%, 08/15/2022	100	105
5.000%, 08/01/2023	103	112
Compass Group Diversified Holdings
5.250%, 04/15/2029 (A)	50	53
Credit Acceptance
5.125%, 12/31/2024 (A)	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Curo Group Holdings
8.250%, 09/01/2025 (A)	$100	$102
DAE Sukuk Difc MTN
3.750%, 02/15/2026	200	207
Deutsche Bank
5.882%, VAR United States Secured Overnight Financing Rate+5.438%, 07/08/2031	100	115
4.500%, 04/01/2025	200	216
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Yr Curr+2.248%, 05/24/2028	160	166
Development Bank of Kazakhstan JSC
4.125%, 12/10/2022	700	728
Enact Holdings
6.500%, 08/15/2025 (A)	289	314
Enova International
8.500%, 09/15/2025 (A)	100	104
Finance of America Funding
7.875%, 11/15/2025 (A)	100	103
FirstCash
4.625%, 09/01/2028 (A)	200	205
Freedom Mortgage
7.625%, 05/01/2026 (A)	200	209
FS Energy and Power Fund
7.500%, 08/15/2023 (A)	50	51
Genworth Holdings
4.800%, 02/15/2024	40	39
Global Aircraft Leasing
6.500%cash/0% PIK, 09/15/2024 (A)	207	207
goeasy
5.375%, 12/01/2024 (A)	100	104
GTCR AP Finance
8.000%, 05/15/2027 (A)	200	213
Gtlk Europe Capital DAC
4.800%, 02/26/2028	250	258
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022	500	507
Hightower Holding
6.750%, 04/15/2029 (A)	50	51
Home Point Capital
5.000%, 02/01/2026 (A)	35	34
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	200	224
5.017%, 06/26/2024 (A)	286	311
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	100	98
LD Holdings Group
6.125%, 04/01/2028 (A)	70	70
LPL Holdings
4.000%, 03/15/2029 (A)	155	155

Adviser Managed Trust / Quarterly Report / April 30, 2021	53

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Malaysia Sukuk Global
3.179%, 04/27/2026	$500	$546
Malaysia Wakala Sukuk Bhd
2.070%, 04/28/2031 (A)	250	250
MDGH - GMTN BV MTN
2.500%, 05/21/2026	500	522
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	200	207
Modulaire Global Finance
8.000%, 02/15/2023 (A)	200	204
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	165	163
MSCI
4.000%, 11/15/2029 (A)	70	73
3.875%, 02/15/2031 (A)	135	139
3.625%, 09/01/2030 (A)	70	71
3.625%, 11/01/2031 (A)	25	25
Mumtalakat Sukuk Holding
5.625%, 02/27/2024	200	213
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)	200	202
5.125%, 12/15/2030 (A)	66	65
Navient
6.750%, 06/25/2025	150	163
5.000%, 03/15/2027	200	201
4.875%, 03/15/2028	100	98
Navient MTN
6.125%, 03/25/2024	224	237
New Residential Investment
6.250%, 10/15/2025 (A)	60	61
NFP
6.875%, 08/15/2028 (A)	200	210
Oman Sovereign Sukuk
4.397%, 06/01/2024	500	518
OneMain Finance
8.875%, 06/01/2025	64	71
7.125%, 03/15/2026	200	234
6.125%, 05/15/2022	100	105
6.125%, 03/15/2024	250	270
5.625%, 03/15/2023	100	107
5.375%, 11/15/2029	100	108
PennyMac Financial Services
5.375%, 10/15/2025 (A)	50	53
4.250%, 02/15/2029 (A)	85	81
PHH Mortgage
7.875%, 03/15/2026 (A)	30	31
Quicken Loans
3.625%, 03/01/2029 (A)	100	97
Radian Group
4.875%, 03/15/2027	117	124
Sabre GLBL
9.250%, 04/15/2025 (A)	100	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sharjah Sukuk Program
2.942%, 06/10/2027	$500	$512
SLM
4.200%, 10/29/2025	100	105
Starwood Property Trust
4.750%, 03/15/2025	100	104
Stena International
5.750%, 03/01/2024 (A)	200	204
StoneX Group
8.625%, 06/15/2025 (A)	7	7
Tempo Acquisition
6.750%, 06/01/2025 (A)	100	102
5.750%, 06/01/2025 (A)	50	53
Third Pakistan International Sukuk
5.625%, 12/05/2022	500	514
TMX Finance
11.125%, 04/01/2023 (A)	100	102
UniCredit MTN
7.296%, VAR USD ICE Swap 11:00 NY 5 Yr+4.914%, 04/02/2034 (A)	100	119
5.459%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.750%, 06/30/2035 (A)	200	215
United Wholesale Mortgage
5.500%, 04/15/2029 (A)	100	98

		16,524

Health Care — 4.3%
AdaptHealth
4.625%, 08/01/2029 (A)	50	50
AHP Health Partners
9.750%, 07/15/2026 (A)	50	54
Akumin
7.000%, 11/01/2025 (A)	40	42
AMN Healthcare
4.625%, 10/01/2027 (A)	200	206
Avantor Funding
4.625%, 07/15/2028 (A)	100	105
Bausch Health
9.000%, 12/15/2025 (A)	250	271
6.250%, 02/15/2029 (A)	250	264
5.500%, 11/01/2025 (A)	550	567
5.250%, 02/15/2031 (A)	100	100
5.000%, 02/15/2029 (A)	420	421
Bausch Health Americas
8.500%, 01/31/2027 (A)	250	278
Catalent Pharma Solutions
3.125%, 02/15/2029 (A)	117	113
Centene
5.375%, 06/01/2026 (A)	260	271
5.375%, 08/15/2026 (A)	100	105
4.625%, 12/15/2029	500	542

54	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 12/15/2027	$300	$314
3.000%, 10/15/2030	10	10
2.500%, 03/01/2031	280	267
Charles River Laboratories International
4.000%, 03/15/2031 (A)	100	103
3.750%, 03/15/2029 (A)	83	84
Cheplapharm Arzneimittel GmbH
5.500%, 01/15/2028 (A)	100	104
CHS
6.875%, 04/01/2028 (A)	500	472
6.875%, 04/15/2029 (A)	385	402
6.625%, 02/15/2025 (A)	200	211
4.750%, 02/15/2031 (A)	60	60
DaVita
4.625%, 06/01/2030 (A)	325	329
Elanco Animal Health
5.272%, 08/28/2023	100	107
Encompass Health
5.125%, 03/15/2023	134	134
4.500%, 02/01/2028	100	104
Endo DAC
9.500%, 07/31/2027 (A)	100	106
6.000%, 06/30/2028 (A)	300	228
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)	90	89
Envision Healthcare
8.750%, 10/15/2026 (A)	200	145
Global Medical Response
6.500%, 10/01/2025 (A)	64	66
HCA
7.500%, 11/06/2033	200	273
5.875%, 02/15/2026	250	287
5.875%, 02/01/2029	100	118
5.375%, 02/01/2025	350	390
3.500%, 09/01/2030	250	257
Hill-Rom Holdings
5.000%, 02/15/2025 (A)	100	103
Jazz Securities DAC
4.375%, 01/15/2029 (A)	200	204
Lannett
7.750%, 04/15/2026 (A)	50	51
LifePoint Health
5.375%, 01/15/2029 (A)	125	125
MEDNAX
6.250%, 01/15/2027 (A)	135	143
ModivCare
5.875%, 11/15/2025 (A)	100	106
Molina Healthcare
4.375%, 06/15/2028 (A)	100	103
Organon Finance 1
5.125%, 04/30/2031 (A)	200	208
4.125%, 04/30/2028 (A)	200	205

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ortho-Clinical Diagnostics
7.250%, 02/01/2028 (A)	$40	$44
Owens & Minor
4.500%, 03/31/2029 (A)	65	66
P&L Development
7.750%, 11/15/2025 (A)	100	106
Par Pharmaceutical
7.500%, 04/01/2027 (A)	200	210
Prestige Brands
3.750%, 04/01/2031 (A)	150	144
Prime Healthcare Services
7.250%, 11/01/2025 (A)	231	248
Radiology Partners
9.250%, 02/01/2028 (A)	100	110
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	135	146
RP Escrow Issuer
5.250%, 12/15/2025 (A)	250	261
Select Medical
6.250%, 08/15/2026 (A)	200	212
Syneos Health
3.625%, 01/15/2029 (A)	100	98
Team Health Holdings
6.375%, 02/01/2025 (A)	100	88
Tenet Healthcare
7.500%, 04/01/2025 (A)	500	539
6.875%, 11/15/2031	100	111
6.125%, 10/01/2028 (A)	300	317
5.125%, 05/01/2025	254	257
5.125%, 11/01/2027 (A)	200	210
US Acute Care Solutions
6.375%, 03/01/2026 (A)	20	21
US Renal Care
10.625%, 07/15/2027 (A)	100	106
Varex Imaging
7.875%, 10/15/2027 (A)	100	112
Vizient
6.250%, 05/15/2027 (A)	200	212

		12,915

Industrials — 7.0%
ACCO Brands
4.250%, 03/15/2029 (A)	85	84
ADT Security
4.875%, 07/15/2032 (A)	20	21
3.500%, 07/15/2022	100	102
Advanced Drainage Systems
5.000%, 09/30/2027 (A)	100	105
AECOM
5.125%, 03/15/2027	100	111

Adviser Managed Trust / Quarterly Report / April 30, 2021	55

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AerCap Global Aviation Trust
6.500%, VAR ICE LIBOR USD 3 Month+4.300%, 06/15/2045 (A)	$200	$213
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048	496	531
Ahern Rentals
7.375%, 05/15/2023 (A)	270	242
Allison Transmission
4.750%, 10/01/2027 (A)	49	51
3.750%, 01/30/2031 (A)	100	96
Alta Equipment Group
5.625%, 04/15/2026 (A)	40	41
American Airlines
11.750%, 07/15/2025 (A)	219	274
5.750%, 04/20/2029 (A)	290	311
5.500%, 04/20/2026 (A)	360	378
American Airlines Group
5.000%, 06/01/2022 (A)	100	99
Amsted Industries
4.625%, 05/15/2030 (A)	50	51
Apex Tool Group
9.000%, 02/15/2023 (A)	151	150
APX Group
6.750%, 02/15/2027 (A)	340	366
Arcosa
4.375%, 04/15/2029 (A)	50	51
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	200	209
Ardagh Metal Packaging Finance USA
3.250%, 09/01/2028 (A)	50	49
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	250	262
5.250%, 08/15/2027 (A)	200	204
ASGN
4.625%, 05/15/2028 (A)	100	104
ATS Automation Tooling Systems
4.125%, 12/15/2028 (A)	100	101
Avis Budget Car Rental
5.375%, 03/01/2029 (A)	95	99
4.750%, 04/01/2028 (A)	75	78
Beacon Roofing Supply
4.125%, 05/15/2029 (A)	50	50
Boise Cascade
4.875%, 07/01/2030 (A)	42	45
Bombardier
7.875%, 04/15/2027 (A)	275	275
7.500%, 12/01/2024 (A)	200	203
6.125%, 01/15/2023 (A)	97	102
Brand Industrial Services
8.500%, 07/15/2025 (A)	100	102
Brightstar Escrow
9.750%, 10/15/2025 (A)	100	109

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/2026 (A)	$35	$37
BWX Technologies
4.125%, 04/15/2029 (A)	50	51
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	165	169
Cascades
5.375%, 01/15/2028 (A)	100	104
Celestial-Saturn Merger Sub
4.500%, 05/01/2028 (A)	83	83
China Minmetals
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%(B)(C)	500	504
CoreCivic
8.250%, 04/15/2026	40	40
4.625%, 05/01/2023	100	101
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	125	134
Covanta Holding
5.875%, 07/01/2025	300	313
CP Atlas Buyer
7.000%, 12/01/2028 (A)	50	52
Danaos
8.500%, 03/01/2028 (A)	100	107
Delta Air Lines
7.375%, 01/15/2026	351	412
DP World Crescent
3.908%, 05/31/2023	500	528
Dycom Industries
4.500%, 04/15/2029 (A)	35	36
Empire Communities
7.000%, 12/15/2025 (A)	150	161
Empresa de Transporte de Pasajeros Metro
4.700%, 05/07/2050	250	285
EnPro Industries
5.750%, 10/15/2026	4	4
Flex Acquisition
7.875%, 07/15/2026 (A)	100	105
Fluor
3.500%, 12/15/2024	100	103
Fortress Transportation and Infrastructure Investors
6.500%, 10/01/2025 (A)	100	104
5.500%, 05/01/2028 (A)	20	21
FXI Holdings
12.250%, 11/15/2026 (A)	200	231
GFL Environmental
8.500%, 05/01/2027 (A)	200	219
4.000%, 08/01/2028 (A)	50	48
3.500%, 09/01/2028 (A)	100	96

56	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GrafTech Finance
4.625%, 12/15/2028 (A)	$100	$103
Graham Packaging
7.125%, 08/15/2028 (A)	100	107
Griffon
5.750%, 03/01/2028	135	144
Grinding Media
7.375%, 12/15/2023 (A)	100	102
GYP Holdings III
4.625%, 05/01/2029 (A)	25	25
H&E Equipment Services
3.875%, 12/15/2028 (A)	20	20
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	175	185
Hillenbrand
5.750%, 06/15/2025	200	214
3.750%, 03/01/2031	40	40
Howmet Aerospace
6.875%, 05/01/2025	250	290
5.950%, 02/01/2037	100	120
Icahn Enterprises
6.750%, 02/01/2024	28	29
6.375%, 12/15/2025	42	43
6.250%, 05/15/2026	132	139
5.250%, 05/15/2027	200	203
4.750%, 09/15/2024	165	173
Imola Merger
4.750%, 05/15/2029 (A)	200	208
Intelligent Packaging Finco
6.000%, 09/15/2028 (A)	135	139
Interface
5.500%, 12/01/2028 (A)	100	104
JELD-WEN
4.625%, 12/15/2025 (A)	200	204
Kratos Defense & Security Solutions
6.500%, 11/30/2025 (A)	50	52
LABL Escrow Issuer
10.500%, 07/15/2027 (A)	100	110
Manitowoc
9.000%, 04/01/2026 (A)	100	108
Mauser Packaging Solutions Holding
7.250%, 04/15/2025 (A)	150	146
5.500%, 04/15/2024 (A)	200	201
Meritor
4.500%, 12/15/2028 (A)	100	101
Mexico City Airport Trust
5.500%, 07/31/2047	200	203
Navistar International
6.625%, 11/01/2025 (A)	150	155
Nielsen Finance
5.625%, 10/01/2028 (A)	100	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nielsen Luxembourg Sarl
5.000%, 02/01/2025 (A)	$292	$300
Pactiv
7.950%, 12/15/2025	200	223
Picasso Finance Sub
6.125%, 06/15/2025 (A)	90	96
Pitney Bowes
7.250%, 03/15/2029 (A)	40	41
6.875%, 03/15/2027 (A)	200	204
PowerTeam Services
9.033%, 12/04/2025 (A)	150	166
RBS Global
4.875%, 12/15/2025 (A)	100	102
Resideo Funding
6.125%, 11/01/2026 (A)	9	9
Rolls-Royce
5.750%, 10/15/2027 (A)	244	262
RR Donnelley & Sons
6.125%, 11/01/2026 (A)	70	72
Sensata Technologies BV
5.625%, 11/01/2024 (A)	200	223
4.000%, 04/15/2029 (A)	135	136
Spirit AeroSystems
7.500%, 04/15/2025 (A)	200	214
5.500%, 01/15/2025 (A)	150	159
SRM Escrow Issuer
6.000%, 11/01/2028 (A)	200	212
SSL Robotics
9.750%, 12/31/2023 (A)	118	132
Standard Industries
5.000%, 02/15/2027 (A)	250	258
4.750%, 01/15/2028 (A)	20	21
4.375%, 07/15/2030 (A)	110	110
Summit Materials
5.250%, 01/15/2029 (A)	100	105
Terex
5.000%, 05/15/2029 (A)	63	66
Titan International
7.000%, 04/30/2028 (A)	100	103
TransDigm
7.500%, 03/15/2027	75	80
6.375%, 06/15/2026	100	104
6.250%, 03/15/2026 (A)	500	529
5.500%, 11/15/2027	200	208
4.875%, 05/01/2029 (A)	150	148
4.625%, 01/15/2029 (A)	115	113
TransDigm UK Holdings
6.875%, 05/15/2026	160	168
Transnet SOC
4.000%, 07/26/2022	200	204
TriMas
4.125%, 04/15/2029 (A)	75	75

Adviser Managed Trust / Quarterly Report / April 30, 2021	57

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TriNet Group
3.500%, 03/01/2029 (A)	$55	$54
Triumph Group
8.875%, 06/01/2024 (A)	200	223
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	65	70
5.500%, 08/15/2026 (A)	200	209
Tutor Perini
6.875%, 05/01/2025 (A)	250	258
Uber Technologies
7.500%, 09/15/2027 (A)	266	293
United Airlines
4.625%, 04/15/2029 (A)	184	191
4.375%, 04/15/2026 (A)	182	189
United Airlines Holdings
5.000%, 02/01/2024	100	102
United Rentals North America
5.500%, 05/15/2027	250	267
4.875%, 01/15/2028	350	371
Vertical US Newco
5.250%, 07/15/2027 (A)	159	166
Watco
6.500%, 06/15/2027 (A)	100	107
Weekley Homes
4.875%, 09/15/2028 (A)	100	103
Welbilt
9.500%, 02/15/2024	100	105
WESCO Distribution
7.250%, 06/15/2028 (A)	150	167
7.125%, 06/15/2025 (A)	200	216
Williams Scotsman International
4.625%, 08/15/2028 (A)	50	51
Wolverine Escrow
9.000%, 11/15/2026 (A)	100	99
8.500%, 11/15/2024 (A)	100	98
XPO Logistics
6.250%, 05/01/2025 (A)	150	161

		21,435

Information Technology — 2.4%
Ahead DB Holdings
6.625%, 05/01/2028 (A)	67	68
Austin BidCo
7.125%, 12/15/2028 (A)	100	102
Avaya
6.125%, 09/15/2028 (A)	125	133
Black Knight InfoServ
3.625%, 09/01/2028 (A)	135	133
CDK Global
5.250%, 05/15/2029 (A)	100	107
CDW
4.250%, 04/01/2028	100	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CommScope
6.000%, 03/01/2026 (A)	$500	$527
CommScope Technologies
6.000%, 06/15/2025 (A)	200	203
CPI CG
8.625%, 03/15/2026 (A)	35	37
Crowdstrike Holdings
3.000%, 02/15/2029	50	50
Dell
6.500%, 04/15/2038	28	35
Diebold Nixdorf
8.500%, 04/15/2024	300	306
Endure Digital
6.000%, 02/15/2029 (A)	90	86
Entegris
3.625%, 05/01/2029 (A)	125	127
Fair Isaac
4.000%, 06/15/2028 (A)	100	101
Go Daddy Operating
3.500%, 03/01/2029 (A)	190	185
Hughes Satellite Systems
6.625%, 08/01/2026	127	140
Intrado
8.500%, 10/15/2025 (A)	200	203
J2 Global
4.625%, 10/15/2030 (A)	100	102
NCR
5.250%, 10/01/2030 (A)	75	78
5.125%, 04/15/2029 (A)	118	121
5.000%, 10/01/2028 (A)	100	103
Open Text
5.875%, 06/01/2026 (A)	100	103
3.875%, 02/15/2028 (A)	90	91
Plantronics
4.750%, 03/01/2029 (A)	200	197
Presidio Holdings
8.250%, 02/01/2028 (A)	44	48
4.875%, 02/01/2027 (A)	54	56
PTC
3.625%, 02/15/2025 (A)	100	103
Qorvo
3.375%, 04/01/2031 (A)	100	101
Rackspace Technology Global
5.375%, 12/01/2028 (A)	50	51
3.500%, 02/15/2028 (A)	125	121
Rocket Software
6.500%, 02/15/2029 (A)	160	162
Seagate HDD Cayman
4.875%, 03/01/2024	50	54
4.750%, 01/01/2025	100	109
4.091%, 06/01/2029 (A)	100	102
3.125%, 07/15/2029 (A)	200	192

58	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Shift4 Payments
4.625%, 11/01/2026 (A)	$100	$104
Solera
10.500%, 03/01/2024 (A)	200	206
SS&C Technologies
5.500%, 09/30/2027 (A)	217	231
Switch
3.750%, 09/15/2028 (A)	123	122
Symantec
3.950%, 06/15/2022	200	203
Synaptics
4.000%, 06/15/2029 (A)	125	125
TTM Technologies
4.000%, 03/01/2029 (A)	45	45
Twilio
3.875%, 03/15/2031	65	67
3.625%, 03/15/2029	90	92
Unisys
6.875%, 11/01/2027 (A)	100	110
Veritas US
10.500%, 02/01/2024 (A)	500	513
Viasat
6.500%, 07/15/2028 (A)	200	211
Western Digital
4.750%, 02/15/2026	200	222
Xerox
6.750%, 12/15/2039	40	44
4.375%, 03/15/2023	100	105
Xerox Holdings
5.000%, 08/15/2025 (A)	200	210
ZoomInfo Technologies
3.875%, 02/01/2029 (A)	100	99

		7,250

Materials — 4.5%
Alcoa Nederland Holding BV
4.125%, 03/31/2029 (A)	200	204
Allegheny Technologies
7.875%, 08/15/2023	100	109
ArcelorMittal
7.000%, 03/01/2041	100	139
4.550%, 03/11/2026	81	90
3.600%, 07/16/2024	50	53
Arconic
6.125%, 02/15/2028 (A)	165	175
6.000%, 05/15/2025 (A)	120	128
Avient
5.750%, 05/15/2025 (A)	100	105
Axalta Coating Systems
4.750%, 06/15/2027 (A)	100	105
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	100	106

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ball
5.250%, 07/01/2025	$100	$113
2.875%, 08/15/2030	100	97
Berry Global
5.625%, 07/15/2027 (A)	100	106
4.875%, 07/15/2026 (A)	135	143
Big River Steel
6.625%, 01/31/2029 (A)	100	108
Carpenter Technology
4.450%, 03/01/2023	100	104
Century Aluminum
7.500%, 04/01/2028 (A)	50	53
CF Industries
4.950%, 06/01/2043	200	233
Chemours
7.000%, 05/15/2025	165	170
5.375%, 05/15/2027	51	55
Clearwater Paper
4.750%, 08/15/2028 (A)	100	101
Cleveland-Cliffs
9.875%, 10/17/2025 (A)	175	205
5.875%, 06/01/2027	100	105
4.875%, 03/01/2031 (A)	105	107
4.625%, 03/01/2029 (A)	95	97
CNAC HK Finbridge
5.125%, 03/14/2028	500	531
3.500%, 07/19/2022	500	507
Coeur Mining
5.125%, 02/15/2029 (A)	100	97
Commercial Metals
3.875%, 02/15/2031	35	35
Constellium
5.750%, 05/15/2024 (A)	200	201
5.625%, 06/15/2028 (A)	50	53
3.750%, 04/15/2029 (A)	50	49
Cornerstone Chemical
6.750%, 08/15/2024 (A)	100	96
Crown Americas
4.750%, 02/01/2026	10	10
Element Solutions
3.875%, 09/01/2028 (A)	100	100
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	200	217
4.375%, 04/01/2031 (A)	162	168
Freeport-McMoRan
5.450%, 03/15/2043	200	244
5.400%, 11/14/2034	100	120
5.000%, 09/01/2027	204	216
4.125%, 03/01/2028	147	155
3.875%, 03/15/2023	150	156
GPD
10.125%, 04/01/2026 (A)	100	109

Adviser Managed Trust / Quarterly Report / April 30, 2021	59

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Graphic Packaging International
3.500%, 03/15/2028 (A)	$100	$99
HB Fuller
4.250%, 10/15/2028	100	102
Hecla Mining
7.250%, 02/15/2028	50	55
Hudbay Minerals
6.125%, 04/01/2029 (A)	100	107
IAMGOLD
5.750%, 10/15/2028 (A)	100	104
Indonesia Asahan Aluminium Persero
4.750%, 05/15/2025	350	380
Infrabuild Australia Pty
12.000%, 10/01/2024 (A)	50	51
Ingevity
3.875%, 11/01/2028 (A)	100	100
Innophos Holdings
9.375%, 02/15/2028 (A)	50	54
Joseph T Ryerson & Son
8.500%, 08/01/2028 (A)	50	55
Kraton Polymers
4.250%, 12/15/2025 (A)	100	102
Louisiana-Pacific
3.625%, 03/15/2029 (A)	100	100
LSB Industries
9.625%, 05/01/2023 (A)	50	52
Mercer International
5.125%, 02/01/2029 (A)	200	207
Methanex
5.250%, 12/15/2029	100	106
5.125%, 10/15/2027	223	235
Mineral Resources
8.125%, 05/01/2027 (A)	50	55
Nacional del Cobre de Chile
3.700%, 01/30/2050	1,000	1,010
3.150%, 01/14/2030	750	776
New
7.500%, 07/15/2027 (A)	42	46
Nouryon Holding BV
8.000%, 10/01/2026 (A)	100	106
NOVA Chemicals
5.250%, 08/01/2023 (A)	35	35
5.250%, 06/01/2027 (A)	150	160
4.875%, 06/01/2024 (A)	100	105
4.250%, 05/15/2029 (A)	100	99
Novelis
4.750%, 01/30/2030 (A)	342	356
OCI
4.625%, 10/15/2025 (A)	180	188
OI European Group BV
4.000%, 03/15/2023 (A)	50	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Olin
9.500%, 06/01/2025 (A)	$70	$88
5.000%, 02/01/2030	215	226
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	200	216
PQ
5.750%, 12/15/2025 (A)	100	103
Rayonier AM Products
7.625%, 01/15/2026 (A)	200	213
Resolute Forest Products
4.875%, 03/01/2026 (A)	40	41
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	84	83
4.875%, 05/01/2028 (A)	98	98
Scotts Miracle-Gro
4.000%, 04/01/2031 (A)	75	74
Sealed Air
5.500%, 09/15/2025 (A)	184	203
4.875%, 12/01/2022 (A)	200	210
SPCM
4.875%, 09/15/2025 (A)	100	103
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	153	159
Taseko Mines
7.000%, 02/15/2026 (A)	75	78
TMS International
6.250%, 04/15/2029 (A)	15	16
TPC Group
10.500%, 08/01/2024 (A)	82	77
Trinseo Materials Operating SCA
5.125%, 04/01/2029 (A)	100	102
Tronox
4.625%, 03/15/2029 (A)	175	179
United States Steel
6.875%, 08/15/2025	100	102
6.875%, 03/01/2029	80	84
US Concrete
5.125%, 03/01/2029 (A)	100	103
Venator Finance Sarl
5.750%, 07/15/2025 (A)	50	49
WR Grace & -Conn
4.875%, 06/15/2027 (A)	100	104

		13,682

Real Estate — 2.1%
Brookfield Property
5.750%, 05/15/2026 (A)	150	157
Diversified Healthcare Trust
9.750%, 06/15/2025	378	423
4.750%, 02/15/2028	28	28
4.375%, 03/01/2031	55	53

60	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EPR Properties
5.250%, 07/15/2023	$10	$10
4.950%, 04/15/2028	10	10
4.750%, 12/15/2026	12	13
3.750%, 08/15/2029	50	49
Forestar Group
8.000%, 04/15/2024 (A)	100	104
3.850%, 05/15/2026 (A)	30	30
GEO Group
5.125%, 04/01/2023	200	183
Global Net Lease
3.750%, 12/15/2027 (A)	100	99
Howard Hughes
5.375%, 08/01/2028 (A)	138	146
4.375%, 02/01/2031 (A)	40	39
4.125%, 02/01/2029 (A)	55	54
Hunt
5.250%, 04/15/2029 (A)	75	72
Iron Mountain
5.250%, 03/15/2028 (A)	100	105
5.250%, 07/15/2030 (A)	100	104
5.000%, 07/15/2028 (A)	50	52
4.875%, 09/15/2027 (A)	49	51
4.875%, 09/15/2029 (A)	200	204
4.500%, 02/15/2031 (A)	100	100
iStar
4.250%, 08/01/2025	222	225
Kennedy-Wilson
5.000%, 03/01/2031	105	109
4.750%, 03/01/2029	105	108
Lamar Media
4.000%, 02/15/2030	179	181
MGM Growth Properties Operating
Partnership
5.625%, 05/01/2024	100	108
4.625%, 06/15/2025 (A)	104	111
3.875%, 02/15/2029 (A)	184	186
MPT Operating Partnership
4.625%, 08/01/2029	135	143
3.500%, 03/15/2031	200	199
Outfront Media Capital
5.000%, 08/15/2027 (A)	153	158
4.625%, 03/15/2030 (A)	100	99
Park Intermediate Holdings
5.875%, 10/01/2028 (A)	11	12
QualityTech
3.875%, 10/01/2028 (A)	77	78
Realogy Group
9.375%, 04/01/2027 (A)	225	251
5.750%, 01/15/2029 (A)	90	93
RHP Hotel Properties
4.500%, 02/15/2029 (A)	90	89

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SBA Communications
3.125%, 02/01/2029 (A)	$255	$244
Service Properties Trust
5.500%, 12/15/2027	100	105
4.950%, 02/15/2027	50	49
4.500%, 06/15/2023	289	295
4.375%, 02/15/2030	100	93
3.950%, 01/15/2028	100	92
Uniti Group
7.875%, 02/15/2025 (A)	300	323
7.125%, 12/15/2024 (A)	50	52
6.500%, 02/15/2029 (A)	70	70
4.750%, 04/15/2028 (A)	100	100
VICI Properties
4.250%, 12/01/2026 (A)	358	369
4.125%, 08/15/2030 (A)	138	140
3.750%, 02/15/2027 (A)	76	77
Washington Prime Group
6.450%, 08/15/2024	100	62
WeWork
7.875%, 05/01/2025 (A)	100	96
XHR
6.375%, 08/15/2025 (A)	100	106

		6,509

Utilities — 2.4%
AES Andres BV
5.700%, 05/04/2028 (A)	200	200
AmeriGas Partners
5.875%, 08/20/2026	285	319
Banff Merger Sub
9.750%, 09/01/2026 (A)	300	319
Calpine
5.125%, 03/15/2028 (A)	100	102
5.000%, 02/01/2031 (A)	100	99
4.625%, 02/01/2029 (A)	100	99
4.500%, 02/15/2028 (A)	265	268
3.750%, 03/01/2031 (A)	100	95
Clearway Energy Operating
4.750%, 03/15/2028 (A)	158	165
3.750%, 02/15/2031 (A)	60	59
Comision Federal de Electricidad
3.348%, 02/09/2031	200	192
Eskom Holdings SOC
7.125%, 02/11/2025	250	262
Eskom Holdings SOC MTN
6.350%, 08/10/2028	250	271
FirstEnergy
7.375%, 11/15/2031	100	135
5.350%, 07/15/2047	100	116
4.400%, 07/15/2027	200	219
3.350%, 07/15/2022	250	255

Adviser Managed Trust / Quarterly Report / April 30, 2021	61

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 09/01/2030	$100	$94
2.050%, 03/01/2025	100	101
InterGen
7.000%, 06/30/2023 (A)	200	193
Midland Cogeneration Venture
6.000%, 03/15/2025 (A)	22	23
NRG Energy
7.250%, 05/15/2026	70	73
6.625%, 01/15/2027	177	184
3.625%, 02/15/2031 (A)	100	98
Pattern Energy Operations
4.500%, 08/15/2028 (A)	50	51
Perusahaan Perseroan Persero Perusahaan
Listrik Negara MTN
4.125%, 05/15/2027	500	536
4.000%, 06/30/2050	200	194
PG&E
5.000%, 07/01/2028	200	210
Solaris Midstream Holdings
7.625%, 04/01/2026 (A)	50	52
SPIC MTN
1.625%, 07/27/2025	250	248
State Grid Overseas Investment 2016 MTN
3.500%, 05/04/2027	200	220
1.625%, 08/05/2030	1,000	926
Suburban Propane Partners
5.500%, 06/01/2024	135	136
Talen Energy Supply
7.625%, 06/01/2028 (A)	78	81
6.500%, 06/01/2025	300	250
TerraForm Power Operating
5.000%, 01/31/2028 (A)	100	107
TransAlta
4.500%, 11/15/2022	10	10
Vistra Operations
5.625%, 02/15/2027 (A)	200	208
5.000%, 07/31/2027 (A)	192	199

		7,369

Total Corporate Obligations (Cost $179,088) ($ Thousands)		178,967

SOVEREIGN DEBT — 39.7%

Abu Dhabi Government International Bond
3.125%, 10/11/2027	500	543
3.125%, 09/30/2049	1,500	1,460
2.500%, 09/30/2029	1,000	1,032
0.750%, 09/02/2023	250	251
Angolan Government International Bond
9.500%, 11/12/2025	700	767

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
9.125%, 11/26/2049	$500	$505
8.000%, 11/26/2029	500	503
Argentine Republic Government International Bond
0.125%, 0.500%, 07/09/2021, 07/09/2030 (E)	1,750	630
0.125%, 1.125%, 07/09/2021, 07/09/2035 (E)	2,250	709
0.125%, 2.500%, 07/09/2021, 07/09/2041 (E)	1,000	355
Armenia Government International Bond
3.600%, 02/02/2031 (A)	200	183
Azerbaijan Government International Bond
4.750%, 03/18/2024	500	543
Bahrain Government International Bond
6.125%, 08/01/2023	1,000	1,079
6.000%, 09/19/2044	500	467
5.450%, 09/16/2032	500	496
Belarus Government International Bond
6.875%, 02/28/2023	250	255
Belarus Ministry of Finance
6.378%, 02/24/2031	500	476
Bolivian Government International Bond
4.500%, 03/20/2028	500	446
Brazilian Government International Bond
4.750%, 01/14/2050	1,000	938
4.625%, 01/13/2028	1,000	1,072
3.875%, 06/12/2030	1,700	1,687
2.875%, 06/06/2025	1,000	1,024
Cameroon Government International Bond
9.500%, 11/19/2025	250	279
Chile Government International Bond
3.860%, 06/21/2047	250	273
3.500%, 01/25/2050	750	775
3.240%, 02/06/2028	650	707
Colombia Government International Bond
5.000%, 06/15/2045	2,000	2,126
4.500%, 03/15/2029	1,000	1,091
4.000%, 02/26/2024	1,000	1,066
3.250%, 04/22/2032	200	196
Costa Rica Government International Bond
7.158%, 03/12/2045	700	723
6.125%, 02/19/2031	300	313
4.250%, 01/26/2023	300	304
Croatia Government International Bond
6.000%, 01/26/2024	750	857
Dominican Republic International Bond
6.875%, 01/29/2026	1,000	1,168
6.850%, 01/27/2045	400	455
5.875%, 01/30/2060	1,000	997
4.875%, 09/23/2032	1,200	1,256

62	Adviser Managed Trust / Quarterly Report / April 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Ecuador Government International Bond
0.500%, 5.000%, 07/31/2021, 07/31/2030 (E)	$1,200	$1,002
0.500%, 1.000%, 07/31/2021, 07/31/2035 (E)	1,750	1,190
0.500%, 0.500%, 07/31/2021, 07/31/2040 (E)	500	297
Egypt Government International Bond
8.875%, 05/29/2050	750	788
8.500%, 01/31/2047	750	773
7.500%, 01/31/2027	1,000	1,103
5.875%, 02/16/2031 (A)	350	337
5.750%, 05/29/2024	1,200	1,268
El Salvador Government International Bond
9.500%, 07/15/2052	500	566
7.650%, 06/15/2035	400	419
5.875%, 01/30/2025	700	721
Emirate of Dubai Government International Bond MTN
3.900%, 09/09/2050	200	184
Ethiopia Government International Bond
6.625%, 12/11/2024	200	191
Export-Import Bank of India MTN
3.250%, 01/15/2030	1,250	1,254
Gabon Government International Bond
6.625%, 02/06/2031	500	502
Ghana Government International Bond
8.950%, 03/26/2051	200	198
7.875%, 02/11/2035	1,200	1,181
6.375%, 02/11/2027	1,400	1,388
Guatemala Government International Bond
6.125%, 06/01/2050	500	600
4.500%, 05/03/2026	500	549
Honduras Government International Bond
5.625%, 06/24/2030	350	367
Hungary Government International Bond
7.625%, 03/29/2041	250	403
5.375%, 03/25/2024	800	907
Indonesia Government International Bond
6.750%, 01/15/2044	750	1,078
4.750%, 01/08/2026	1,250	1,424
4.350%, 01/11/2048	750	826
3.850%, 10/15/2030	250	277
Iraq Government International Bond
5.800%, 01/15/2028	703	678
Ivory Coast Government International Bond
6.125%, 06/15/2033	500	529
Jamaica Government International Bond
7.875%, 07/28/2045	500	697
6.750%, 04/28/2028	500	592
Jordan Government International Bond
6.125%, 01/29/2026	500	540

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.850%, 07/07/2030	$500	$518
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045	750	1,084
3.875%, 10/14/2024	750	822
Kenya Government International Bond
8.000%, 05/22/2032	650	712
6.875%, 06/24/2024	500	554
Kuwait International Government Bond
3.500%, 03/20/2027	750	830
Lebanon Government International Bond MTN
6.650%, 02/26/2030 (F)	1,500	184
6.100%, 10/04/2022 (F)	1,500	181
Mexico Government International Bond
6.050%, 01/11/2040	1,250	1,526
5.000%, 04/27/2051	750	817
4.500%, 04/22/2029	750	842
4.150%, 03/28/2027	500	560
Mongolia Government International Bond
5.625%, 05/01/2023	350	368
5.125%, 04/07/2026	300	321
Morocco Government International Bond
4.250%, 12/11/2022	500	524
4.000%, 12/15/2050	350	315
3.000%, 12/15/2032	350	332
Mozambique Government International Bond
5.000%, 9.000%, 09/15/2023, 09/15/2031 (E)	200	164
Nigeria Government International Bond
7.875%, 02/16/2032	750	807
7.625%, 11/28/2047	500	503
6.500%, 11/28/2027	850	898
Oman Government International Bond
6.750%, 01/17/2048	750	748
6.000%, 08/01/2029	750	796
4.750%, 06/15/2026	2,000	2,075
Pakistan Government International Bond
6.875%, 12/05/2027	800	836
Panama Government International Bond
4.500%, 04/16/2050	700	773
4.500%, 04/01/2056	1,000	1,101
4.000%, 09/22/2024	450	490
3.875%, 03/17/2028	1,000	1,100
Paraguay Government International Bond
5.400%, 03/30/2050	700	788
4.950%, 04/28/2031	700	787
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/2025	500	558
4.150%, 03/29/2027	250	278
3.800%, 06/23/2050	200	206

Adviser Managed Trust / Quarterly Report / April 30, 2021	63

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Tactical Offensive Enhanced Fixed Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Peruvian Government International Bond
5.625%, 11/18/2050	$250	$332
2.783%, 01/23/2031	1,200	1,200
2.780%, 12/01/2060	1,250	1,063
2.392%, 01/23/2026	1,000	1,027
Philippine Government International Bond
3.750%, 01/14/2029	2,500	2,804
3.700%, 02/02/2042	750	795
3.000%, 02/01/2028	250	267
2.650%, 12/10/2045	500	457
Poland Government International Bond
5.000%, 03/23/2022	1,000	1,041
3.000%, 03/17/2023	500	524
Qatar Government International Bond
5.103%, 04/23/2048	2,000	2,535
4.000%, 03/14/2029	1,000	1,136
3.875%, 04/23/2023	1,000	1,065
3.400%, 04/16/2025	500	544
Romanian Government International Bond
6.750%, 02/07/2022	500	524
4.000%, 02/14/2051	1,100	1,093
3.000%, 02/14/2031	500	508
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047	1,000	1,230
4.875%, 09/16/2023	1,000	1,089
4.500%, 04/04/2022	1,000	1,032
4.375%, 03/21/2029	1,400	1,567
Saudi Government International Bond
5.250%, 01/16/2050	200	249
4.500%, 10/26/2046	1,250	1,394
4.500%, 04/22/2060	500	570
3.250%, 10/26/2026	1,000	1,075
3.250%, 10/22/2030	1,250	1,319
2.875%, 03/04/2023	1,000	1,040
Senegal Government International Bond
6.750%, 03/13/2048	250	251
6.250%, 05/23/2033	250	262
Serbia Government International Bond
2.125%, 12/01/2030	200	184
South Africa Government International Bond
5.875%, 09/16/2025	1,250	1,392
5.750%, 09/30/2049	1,000	964
4.850%, 09/30/2029	750	775
Sri Lanka Government International Bond
7.550%, 03/28/2030	1,000	652
6.850%, 11/03/2025	1,000	663
5.750%, 04/18/2023	700	505
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026	400	426

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Turkey Government International Bond
7.625%, 04/26/2029	$1,750	$1,859
7.375%, 02/05/2025	100	106
6.350%, 08/10/2024	1,750	1,801
4.875%, 04/16/2043	1,250	963
4.750%, 01/26/2026	200	192
Ukraine Government International Bond
7.750%, 09/01/2023	1,450	1,542
7.750%, 09/01/2026	1,000	1,077
7.375%, 09/25/2032	700	707
7.253%, 03/15/2033	500	500
Uruguay Government International Bond
5.100%, 06/18/2050	1,700	2,130
4.375%, 01/23/2031	1,250	1,453
Uzbekistan Government International Bond MTN
3.700%, 11/25/2030	250	248
Vietnam Government International Bond
4.800%, 11/19/2024	250	279
Zambia Government International Bond
8.970%, 07/30/2027	700	422

Total Sovereign Debt (Cost $123,905) ($ Thousands)		121,067

Total Investments in Securities — 98.5% (Cost $302,993) ($ Thousands)		$300,034

  Percentages are based on Net Assets of $304,508 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2021, the value of these securities amounted to $100,917 ($ Thousands), representing 33.1% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Perpetual security with no stated maturity date.

(D)	Rate shown is the effective yield at the time of purchase.

(E)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(F)	Security is in default on interest payment.

CJSC — Closed Joint-Stock Company

DAC — Designated Activity Company

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLLP— Limited Liability Limited Partnership

MTN — Medium Term Note

PIK — Payment In-Kind

USD — U.S. Dollar

VAR — Variable Rate

As of April 30, 2021, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

64	Adviser Managed Trust / Quarterly Report / April 30, 2021

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Adviser Managed Trust / Quarterly Report / April 30, 2021	65